UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                                            811-21410

Weitz Funds
(Exact name of registrant as specified in charter)

Blackstone Plaza, 3555 Farnam Street, Suite 800, Omaha, NE 68131
(Address of principal executive offices)                                                                (Zip code)

Weitz Investment Management, Inc., Blackstone Plaza, 3555 Farnam Street, Suite 800, Omaha, NE 68131
(Name and address of agent for service)

Registrant’s telephone number, including area code:                   (402) 391-1980

Date of fiscal year end:      March 31

Date of reporting period:    March 31, 2026

Item 1. Reports to Stockholders.

Weitz Conservative Allocation Fund

Institutional Class (WBAIX)

Annual Shareholder Report — March 31, 2026

Fund overview

This annual shareholder report contains important information about the Weitz Conservative Allocation Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Conservative Allocation Fund - Institutional	70	0.70

How did the Fund perform last year?

The Fund (Ticker: WBAIX) returned 1.10% for the year ended March 31, 2026.

Gains were driven by positive results from fixed income securities, while select equity holdings also contributed to performance. Top equity contributors included Analog Devices, Alphabet, Oracle, Martin Marietta Materials, and Vulcan Materials, supported by strong operating results and continued strength among AI-related and infrastructure-oriented businesses. Notable equity detractors included Accenture, Roper Technologies, Aon, Gartner, and Equifax, driven by ongoing investor reassessment of growth durability and competitive positioning in an evolving AI landscape. The fixed income portfolio, anchored by U.S. Treasuries, provided stable contributions through income and modest price appreciation.

For additional manager insights, visit weitzinvestments.com.

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Conservative Allocation Fund - Institutional
Bloomberg U.S. Aggregate Bond Index
Morningstar Moderately Conservative Target Risk Index
20,000
15,000
10,000
Mar 16
Mar 17
Mar 18
Mar 19
Mar 20
Mar 21
Mar 22
Mar 23
Mar 24
Mar 25
Mar 26

Table Summary
	Weitz Conservative Allocation Fund - Institutional	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Target Risk Index
Mar 16	10,000	10,000	10,000
Mar 17	10,632	10,043	10,735
Mar 18	11,383	10,165	11,437
Mar 19	12,087	10,620	11,965
Mar 20	12,142	11,569	11,868
Mar 21	14,805	11,652	14,503
Mar 22	15,568	11,168	14,551
Mar 23	14,943	10,634	13,760
Mar 24	16,783	10,814	15,057
Mar 25	17,190	11,342	15,933
Mar 26	17,379	11,835	17,510

Average Annual Total Returns

Table Summary
	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Conservative Allocation Fund - Institutional - WBAIX	1.10	3.26	5.68
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70
Morningstar Moderately Conservative Target Risk Index	9.90	3.84	5.76

The above line chart and returns table compares the fund’s results to (i) the Bloomberg U.S. Aggregate Bond Index, a broad measure of market performance and (ii) the Morningstar Moderately Conservative Target Risk Index, an additional index that the investment adviser believes more closely reflects the market segments in which the fund invests. Performance for the Institutional Class before inception (3/29/2019) is derived from historical performance of the Investor Class and has not been adjusted for expenses of the Institutional Class, had it, returns would have been different.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses, assumes all distributions are reinvested, and include fee waivers and/or expense reimbursements, without which results would have been lower; however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

 Fund Statistics

Table Summary
Net Assets ($)	170,067,494
Number of Portfolio Holdings	175
Net Investment Advisory Fees Paid ($)	1,320,348
Portfolio Turnover Rate (%)	18
Table Summary
30-Day SEC Yield (Subsidized) (%)	2.01
30-Day SEC Yield (Unsubsidized) (%)	1.88
Average Effective Maturity (yrs)	2.30
Average Effective Duration (yrs)	1.90

What did the Fund invest in?

Top 10 Equity Holdings

Table Summary
Security	% of Net Assets
Berkshire Hathaway, Inc.	3.4
Danaher Corp.	2.3
Vulcan Materials Co.	2.3
Thermo Fisher Scientific, Inc.	2.3
Aon plc	2.3
Martin Marietta Materials, Inc.	2.3
Visa, Inc.	2.2
Mastercard, Inc.	2.2
Microsoft Corp.	2.0
Labcorp Holdings, Inc.	2.0
23.3

Credit Quality (% of Portfolio)

Table Summary
Value	Value
U.S Treasury	68.0
U.S. Government Agency Mortgage Related Securities	11.4
AAA	16.6
BBB	0.5
Cash Equivalents	3.5

Top Equity Contributors

Table Summary
	Return (%)	Average Weight (%)	Contribution (%)
Analog Devices, Inc.	60.1	2.0	1.04
Alphabet, Inc. - Class C	84.5	1.4	0.79
Oracle Corp.	77.6	0.4	0.76
Martin Marietta Materials, Inc.	23.6	2.1	0.42
Vulcan Materials Co.	17.4	2.2	0.34

Sector Breakdown

Table Summary
% of Net Assets
Financials	11.5
Industrials	8.8
Health Care	7.6
Information Technology	7.6
Materials	6.3
Communication Services	2.1
U.S. Treasuries	38.0
Mortgage-Backed Securities	10.4
Asset-Backed Securities	4.6
Commercial Mortgage-Backed Securities	0.7
Corporate Bonds	0.3
Cash Equivalents/Other	2.1
100.0

Top Equity Detractors

Table Summary
	Return (%)	Average Weight (%)	Contribution (%)
Accenture plc - Class A	(34.9)	2.0	(0.85)
Roper Technologies, Inc.	(40.7)	1.1	(0.59)
Aon plc - Class A	(18.4)	2.6	(0.54)
Gartner, Inc.	(35.9)	0.4	(0.41)
Equifax, Inc.	(25.3)	1.3	(0.39)

Credit quality disclosure:  Credit ratings are assigned to underlying securities utilizing ratings from a Nationally Recognized Statistical Rating Organization (NRSRO) such as Moody's and Fitch, or other rating agencies and applying the following hierarchy: security is determined to be Investment Grade if it has been rated at least BBB- by one credit rating agency; once determined to be Investment Grade (BBB- and above) or Non-Investment Grade (BB+ and below) where multiple ratings are available, then the lowest rating is assigned. Mortgage-related securities issued and guaranteed by government-sponsored agencies such as Fannie Mae and Freddie Mac are generally not rated by rating agencies. Securities that are not rated do not necessarily indicate low quality. Ratings are shown in the Fitch scale (e.g., AAA). Ratings and portfolio credit quality may change over time. The Fund itself has not been rated by a credit rating agency.

Material fund changes:  There were no material fund changes during the reporting period.

Changes in or disagreements with accountants:  There were no changes in or disagreements with accountants during the reporting period.

Weitz Conservative Allocation Fund

Institutional Class (WBAIX)

Annual Shareholder Report — March 31, 2026

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P815-033126

Weitz Conservative Allocation Fund

Investor Class (WBALX)

Annual Shareholder Report — March 31, 2026

Fund overview

This annual shareholder report contains important information about the Weitz Conservative Allocation Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Conservative Allocation Fund - Investor	85	0.85

How did the Fund perform last year?

The Fund (Ticker: WBALX) returned 0.93% for the year ended March 31, 2026.

Gains were driven by positive results from fixed income securities, while select equity holdings also contributed to performance. Top equity contributors included Analog Devices, Alphabet, Oracle, Martin Marietta Materials, and Vulcan Materials, supported by strong operating results and continued strength among AI-related and infrastructure-oriented businesses. Notable equity detractors included Accenture, Roper Technologies, Aon, Gartner, and Equifax, driven by ongoing investor reassessment of growth durability and competitive positioning in an evolving AI landscape. The fixed income portfolio, anchored by U.S. Treasuries, provided stable contributions through income and modest price appreciation.

For additional manager insights, visit weitzinvestments.com.

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Conservative Allocation Fund - Investor
Bloomberg U.S. Aggregate Bond Index
Morningstar Moderately Conservative Target Risk Index
20,000
15,000
10,000
Mar 16
Mar 17
Mar 18
Mar 19
Mar 20
Mar 21
Mar 22
Mar 23
Mar 24
Mar 25
Mar 26

Table Summary
	Weitz Conservative Allocation Fund - Investor	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Target Risk Index
Mar 16	10,000	10,000	10,000
Mar 17	10,632	10,043	10,735
Mar 18	11,383	10,165	11,437
Mar 19	12,087	10,620	11,965
Mar 20	12,129	11,569	11,868
Mar 21	14,765	11,652	14,503
Mar 22	15,500	11,168	14,551
Mar 23	14,862	10,634	13,760
Mar 24	16,659	10,814	15,057
Mar 25	17,046	11,342	15,933
Mar 26	17,205	11,835	17,510

Average Annual Total Returns

Table Summary
	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Conservative Allocation Fund - Investor - WBALX	0.93	3.11	5.58
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70
Morningstar Moderately Conservative Target Risk Index	9.90	3.84	5.76

The above line chart and returns table compares the fund’s results to (i) the Bloomberg U.S. Aggregate Bond Index, a broad measure of market performance and (ii) the Morningstar Moderately Conservative Target Risk Index, an additional index that the investment adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses, assumes all distributions are reinvested, and include fee waivers and/or expense reimbursements, without which results would have been lower; however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

 Fund Statistics

Table Summary
Net Assets ($)	170,067,494
Number of Portfolio Holdings	175
Net Investment Advisory Fees Paid ($)	1,320,348
Portfolio Turnover Rate (%)	18
Table Summary
30-Day SEC Yield (Subsidized) (%)	1.87
30-Day SEC Yield (Unsubsidized) (%)	1.59
Average Effective Maturity (yrs)	2.30
Average Effective Duration (yrs)	1.90

What did the Fund invest in?

Top 10 Equity Holdings

Table Summary
Security	% of Net Assets
Berkshire Hathaway, Inc.	3.4
Danaher Corp.	2.3
Vulcan Materials Co.	2.3
Thermo Fisher Scientific, Inc.	2.3
Aon plc	2.3
Martin Marietta Materials, Inc.	2.3
Visa, Inc.	2.2
Mastercard, Inc.	2.2
Microsoft Corp.	2.0
Labcorp Holdings, Inc.	2.0
23.3

Credit Quality (% of Portfolio)

Table Summary
Value	Value
U.S Treasury	68.0
U.S. Government Agency Mortgage Related Securities	11.4
AAA	16.6
BBB	0.5
Cash Equivalents	3.5

Top Equity Contributors

Table Summary
	Return (%)	Average Weight (%)	Contribution (%)
Analog Devices, Inc.	60.1	2.0	1.04
Alphabet, Inc. - Class C	84.5	1.4	0.79
Oracle Corp.	77.6	0.4	0.76
Martin Marietta Materials, Inc.	23.6	2.1	0.42
Vulcan Materials Co.	17.4	2.2	0.34

Sector Breakdown

Table Summary
% of Net Assets
Financials	11.5
Industrials	8.8
Health Care	7.6
Information Technology	7.6
Materials	6.3
Communication Services	2.1
U.S. Treasuries	38.0
Mortgage-Backed Securities	10.4
Asset-Backed Securities	4.6
Commercial Mortgage-Backed Securities	0.7
Corporate Bonds	0.3
Cash Equivalents/Other	2.1
100.0

Top Equity Detractors

Table Summary
	Return (%)	Average Weight (%)	Contribution (%)
Accenture plc - Class A	(34.9)	2.0	(0.85)
Roper Technologies, Inc.	(40.7)	1.1	(0.59)
Aon plc - Class A	(18.4)	2.6	(0.54)
Gartner, Inc.	(35.9)	0.4	(0.41)
Equifax, Inc.	(25.3)	1.3	(0.39)

Credit quality disclosure:  Credit ratings are assigned to underlying securities utilizing ratings from a Nationally Recognized Statistical Rating Organization (NRSRO) such as Moody's and Fitch, or other rating agencies and applying the following hierarchy: security is determined to be Investment Grade if it has been rated at least BBB- by one credit rating agency; once determined to be Investment Grade (BBB- and above) or Non-Investment Grade (BB+ and below) where multiple ratings are available, then the lowest rating is assigned. Mortgage-related securities issued and guaranteed by government-sponsored agencies such as Fannie Mae and Freddie Mac are generally not rated by rating agencies. Securities that are not rated do not necessarily indicate low quality. Ratings are shown in the Fitch scale (e.g., AAA). Ratings and portfolio credit quality may change over time. The Fund itself has not been rated by a credit rating agency.

Material fund changes:  There were no material fund changes during the reporting period.

Changes in or disagreements with accountants:  There were no changes in or disagreements with accountants during the reporting period.

Weitz Conservative Allocation Fund

Investor Class (WBALX)

Annual Shareholder Report — March 31, 2026

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P104-033126

Weitz Core Plus Income Fund

Institutional Class (WCPBX)

Annual Shareholder Report — March 31, 2026

Fund overview

This annual shareholder report contains important information about the Weitz Core Plus Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Core Plus Income Fund - Institutional	46	0.45

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Core Plus Income Fund - Institutional
Bloomberg U.S. Aggregate Bond Index
14,500
14,000
13,500
13,000
12,500
12,000
11,500
11,000
10,500
10,000
Mar 16
Mar 17
Mar 18
Mar 19
Mar 20
Mar 21
Mar 22
Mar 23
Mar 24
Mar 25
Mar 26

Table Summary
	Weitz Core Plus Income Fund - Institutional	Bloomberg U.S. Aggregate Bond Index
Mar 16	10,000	10,000
Mar 17	10,461	10,043
Mar 18	10,608	10,165
Mar 19	11,146	10,620
Mar 20	11,320	11,569
Mar 21	12,778	11,652
Mar 22	12,565	11,168
Mar 23	12,189	10,634
Mar 24	12,670	10,814
Mar 25	13,421	11,342
Mar 26	14,062	11,835

How did the Fund perform last year?

The Fund (Ticker: WCPBX) returned 4.77% for the year ended March 31, 2026.

Agency mortgage-backed securities (MBS), corporate bonds, collateralized loan obligations (CLOs), asset-backed securities (ABS), and U.S. Treasuries were top contributors. MBS benefited from strong coupon income, while corporate bonds, led by high yield, contributed as credit markets remained resilient. CLOs and ABS added to performance through attractive income and modest price appreciation. U.S. Treasuries also contributed, reflecting income and supportive rate movements during the period. No segments had negative performance.

For additional manager insights, visit weitzinvestments.com.

Average Annual Total Returns

Table Summary
	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Core Plus Income Fund - Institutional - WCPBX	4.77	1.93	3.47
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70

The above line chart and returns table compares the fund’s results to the Bloomberg U.S. Aggregate Bond Index, a broad measure of market performance.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses, assumes all distributions are reinvested, and include fee waivers and/or expense reimbursements, without which results would have been lower; however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

 Fund Statistics

Table Summary
Net Assets ($)	4,249,767,247
Number of Portfolio Holdings	563
Net Investment Advisory Fees Paid ($)	14,953,377
Portfolio Turnover Rate (%)	16
Table Summary
30-Day SEC Yield (Subsidized) (%)	5.21
30-Day SEC Yield (Unsubsidized) (%)	5.17
Average Effective Maturity (yrs)	8.90
Average Effective Duration (yrs)	5.60

What did the Fund invest in?

Maturity Distribution

Table Summary
Maturity	% of Portfolio
Less than 1 Year	1.1
1-3 Years	8.5
3-5 Years	25.5
5-7 Years	16.5
7-10 Years	12.0
10 Years or more	36.4
100.0

Credit Quality (% of Portfolio)

Table Summary
Value	Value
U.S Treasury	28.7
U.S. Government Agency Mortgage Related Securities	27.6
AAA	5.3
AA	1.6
A	8.9
BBB	15.8
BB	4.7
B	6.7
CCC	0.7

Duration Distribution

Table Summary
Maturity	% of Portfolio
Less than 1 Year	14.9
1-3 Years	12.2
3-5 Years	34.3
5-7 Years	10.5
7-10 Years	1.4
10 Years or more	26.7
100.0

Sector Breakdown

Table Summary
% of Net Assets
U.S. Treasuries	29.2
Mortgage-Backed Securities	29.0
Corporate Bonds	18.1
Asset-Backed Securities	15.2
Commercial Mortgage-Backed Securities	6.6
Term Loan	2.0
Municipal Bonds	0.0
Cash Equivalents/Other	(0.1)
100.0

Credit quality disclosure:  Credit ratings are assigned to underlying securities utilizing ratings from a Nationally Recognized Statistical Rating Organization (NRSRO) such as Moody's and Fitch, or other rating agencies and applying the following hierarchy: security is determined to be Investment Grade if it has been rated at least BBB- by one credit rating agency; once determined to be Investment Grade (BBB- and above) or Non-Investment Grade (BB+ and below) where multiple ratings are available, then the lowest rating is assigned. Mortgage-related securities issued and guaranteed by government-sponsored agencies such as Fannie Mae and Freddie Mac are generally not rated by rating agencies. Securities that are not rated do not necessarily indicate low quality. Ratings are shown in the Fitch scale (e.g., AAA). Ratings and portfolio credit quality may change over time. The Fund itself has not been rated by a credit rating agency.

Material fund changes:  There were no material fund changes during the reporting period.

Changes in or disagreements with accountants:  There were no changes in or disagreements with accountants during the reporting period.

Weitz Core Plus Income Fund

Institutional Class (WCPBX)

Annual Shareholder Report — March 31, 2026

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P831-033126

Weitz Core Plus Income Fund

Investor Class (WCPNX)

Annual Shareholder Report — March 31, 2026

Fund overview

This annual shareholder report contains important information about the Weitz Core Plus Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Core Plus Income Fund - Investor	66	0.65

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Core Plus Income Fund - Investor
Bloomberg U.S. Aggregate Bond Index
14,000
13,500
13,000
12,500
12,000
11,500
11,000
10,500
10,000
Mar 16
Mar 17
Mar 18
Mar 19
Mar 20
Mar 21
Mar 22
Mar 23
Mar 24
Mar 25
Mar 26

Table Summary
	Weitz Core Plus Income Fund - Investor	Bloomberg U.S. Aggregate Bond Index
Mar 16	10,000	10,000
Mar 17	10,441	10,043
Mar 18	10,567	10,165
Mar 19	11,071	10,620
Mar 20	11,224	11,569
Mar 21	12,659	11,652
Mar 22	12,448	11,168
Mar 23	12,065	10,634
Mar 24	12,529	10,814
Mar 25	13,250	11,342
Mar 26	13,840	11,835

How did the Fund perform last year?

The Fund (Ticker: WCPNX) returned 4.46% for the year ended March 31, 2026.

Agency mortgage-backed securities (MBS), corporate bonds, collateralized loan obligations (CLOs), asset-backed securities (ABS), and U.S. Treasuries were top contributors. MBS benefited from strong coupon income, while corporate bonds, led by high yield, contributed as credit markets remained resilient. CLOs and ABS added to performance through attractive income and modest price appreciation. U.S. Treasuries also contributed, reflecting income and supportive rate movements during the period. No segments had negative performance.

For additional manager insights, visit weitzinvestments.com.

Average Annual Total Returns

Table Summary
	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Core Plus Income Fund - Investor - WCPNX	4.46	1.80	3.30
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70

The above line chart and returns table compares the fund’s results to the Bloomberg U.S. Aggregate Bond Index, a broad measure of market performance.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses, assumes all distributions are reinvested, and include fee waivers and/or expense reimbursements, without which results would have been lower; however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

 Fund Statistics

Table Summary
Net Assets ($)	4,249,767,247
Number of Portfolio Holdings	563
Net Investment Advisory Fees Paid ($)	14,953,377
Portfolio Turnover Rate (%)	16
Table Summary
30-Day SEC Yield (Subsidized) (%)	5.02
30-Day SEC Yield (Unsubsidized) (%)	4.86
Average Effective Maturity (yrs)	8.90
Average Effective Duration (yrs)	5.60

What did the Fund invest in?

Maturity Distribution

Table Summary
Maturity	% of Portfolio
Less than 1 Year	1.1
1-3 Years	8.5
3-5 Years	25.5
5-7 Years	16.5
7-10 Years	12.0
10 Years or more	36.4
100.0

Credit Quality (% of Portfolio)

Table Summary
Value	Value
U.S Treasury	28.7
U.S. Government Agency Mortgage Related Securities	27.6
AAA	5.3
AA	1.6
A	8.9
BBB	15.8
BB	4.7
B	6.7
CCC	0.7

Duration Distribution

Table Summary
Maturity	% of Portfolio
Less than 1 Year	14.9
1-3 Years	12.2
3-5 Years	34.3
5-7 Years	10.5
7-10 Years	1.4
10 Years or more	26.7
100.0

Sector Breakdown

Table Summary
% of Net Assets
U.S. Treasuries	29.2
Mortgage-Backed Securities	29.0
Corporate Bonds	18.1
Asset-Backed Securities	15.2
Commercial Mortgage-Backed Securities	6.6
Term Loan	2.0
Municipal Bonds	0.0
Cash Equivalents/Other	(0.1)
100.0

Credit quality disclosure:  Credit ratings are assigned to underlying securities utilizing ratings from a Nationally Recognized Statistical Rating Organization (NRSRO) such as Moody's and Fitch, or other rating agencies and applying the following hierarchy: security is determined to be Investment Grade if it has been rated at least BBB- by one credit rating agency; once determined to be Investment Grade (BBB- and above) or Non-Investment Grade (BB+ and below) where multiple ratings are available, then the lowest rating is assigned. Mortgage-related securities issued and guaranteed by government-sponsored agencies such as Fannie Mae and Freddie Mac are generally not rated by rating agencies. Securities that are not rated do not necessarily indicate low quality. Ratings are shown in the Fitch scale (e.g., AAA). Ratings and portfolio credit quality may change over time. The Fund itself has not been rated by a credit rating agency.

Material fund changes:  There were no material fund changes during the reporting period.

Changes in or disagreements with accountants:  There were no changes in or disagreements with accountants during the reporting period.

Weitz Core Plus Income Fund

Investor Class (WCPNX)

Annual Shareholder Report — March 31, 2026

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P823-033126

Weitz Large Cap Equity Fund

Institutional Class (WVAIX)

Annual Shareholder Report — March 31, 2026

Fund overview

This annual shareholder report contains important information about the Weitz Large Cap Equity Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Large Cap Equity Fund - Institutional	82	0.86

How did the Fund perform last year?

The Fund (Ticker: WVAIX) returned -8.78% for the year ended March 31, 2026.

Top contributors included Alphabet, Analog Devices, IDEXX Laboratories, Oracle, and Vulcan Materials, supported by strong operating results and continued strength among AI-related and infrastructure-oriented businesses. Detractors included CoStar Group, Gartner, Constellation Software, Global Payments, and CarMax. While AI beneficiaries remained a source of strength, several holdings were pressured as investors continued to reassess growth durability and competitive positioning, particularly across software and services, while select companies faced idiosyncratic headwinds, including ongoing investment spending at CoStar and investor reaction to Global Payments’ acquisition activity.

For additional manager insights, visit weitzinvestments.com.

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Large Cap Equity Fund - Institutional
Bloomberg U.S. 1000 Total Return Index
Russell 1000 Index
40,000
35,000
30,000
25,000
20,000
15,000
10,000
Mar 16
Mar 17
Mar 18
Mar 19
Mar 20
Mar 21
Mar 22
Mar 23
Mar 24
Mar 25
Mar 26

Table Summary
	Weitz Large Cap Equity Fund - Institutional	Bloomberg U.S. 1000 Total Return Index	Russell 1000 Index
Mar 16	10,000	10,000	10,000
Mar 17	11,006	11,751	11,736
Mar 18	12,048	13,412	13,376
Mar 19	13,171	14,642	14,620
Mar 20	12,440	13,484	13,447
Mar 21	19,565	21,670	21,600
Mar 22	21,287	24,465	24,460
Mar 23	18,970	22,358	22,407
Mar 24	25,030	29,071	29,100
Mar 25	25,209	31,225	31,376
Mar 26	22,997	36,845	36,942

Average Annual Total Returns

Table Summary
	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Large Cap Equity Fund - Institutional - WVAIX	(8.78)	3.29	8.68
Bloomberg U.S. 1000 Total Return Index	18.00	11.20	13.93
Russell 1000 Index	17.74	11.33	13.96

The above line chart and returns table compares the fund’s results to the Bloomberg U.S. 1000 Total Return Index, a broad measure of market performance. The Fund's primary comparative index was changed from the Russell 1000 Index to the Bloomberg U.S. 1000 Total Return Index to utilize a different broad-based equity index that provides a similar basis for evaluating the Fund's performance.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses, assumes all distributions are reinvested, and include fee waivers and/or expense reimbursements, without which results would have been lower; however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

 Fund Statistics

Table Summary
Net Assets ($)	624,327,606
Number of Portfolio Holdings	31
Net Investment Advisory Fees Paid ($)	5,938,274
Portfolio Turnover Rate (%)	10
Table Summary

What did the Fund invest in?

Top 10 Holdings

Table Summary
Security	% of Net Assets
Danaher Corp.	8.2
Thermo Fisher Scientific, Inc.	6.0
Alphabet, Inc.	5.8
Microsoft Corp.	5.6
Visa, Inc.	5.6
Amazon.com, Inc.	5.1
Berkshire Hathaway, Inc.	5.0
Mastercard, Inc.	4.9
Vulcan Materials Co.	4.8
Analog Devices, Inc.	4.7
55.7

Capitalization (% of Common Stock)

Table Summary
Value	Value
>$50B	74.0
$25-$50B	12.3
$10-$25B	11.6
$2.5-$10B	2.1

Top Contributors

Table Summary
	Return (%)	Average Weight (%)	Contribution (%)
Alphabet, Inc. - Class C	84.0	4.8	2.32
Analog Devices, Inc.	60.0	3.7	1.65
IDEXX Laboratories, Inc.	33.7	2.6	1.11
Oracle Corp.	5.5	2.2	0.77
Vulcan Materials Co.	17.5	4.2	0.49

Sector Breakdown

Table Summary
% of Net Assets
Financials	22.2
Information Technology	20.7
Health Care	18.0
Industrials	10.7
Communication Services	10.4
Consumer Discretionary	7.3
Materials	4.8
Real Estate	1.7
Cash Equivalents/Other	4.2
100.0

Top Detractors

Table Summary
	Return (%)	Average Weight (%)	Contribution (%)
CoStar Group, Inc.	(49.1)	4.0	(1.82)
Gartner, Inc.	(40.3)	1.9	(1.26)
Global Payments, Inc.	(30.6)	3.5	(1.23)
Constellation Software, Inc. Canada	(44.7)	2.6	(1.23)
CarMax, Inc.	(55.6)	1.2	(1.13)

Material fund changes:  There were no material fund changes during the reporting period.

Changes in or disagreements with accountants:  There were no changes in or disagreements with accountants during the reporting period.

Weitz Large Cap Equity Fund

Institutional Class (WVAIX)

Annual Shareholder Report — March 31, 2026

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P856-033126

Weitz Large Cap Equity Fund

Investor Class (WVALX)

Annual Shareholder Report — March 31, 2026

Fund overview

This annual shareholder report contains important information about the Weitz Large Cap Equity Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Large Cap Equity Fund - Investor	98	1.03

How did the Fund perform last year?

The Fund (Ticker: WVALX) returned -8.94% for the year ended March 31, 2026.

Top contributors included Alphabet, Analog Devices, IDEXX Laboratories, Oracle, and Vulcan Materials, supported by strong operating results and continued strength among AI-related and infrastructure-oriented businesses. Detractors included CoStar Group, Gartner, Constellation Software, Global Payments, and CarMax. While AI beneficiaries remained a source of strength, several holdings were pressured as investors continued to reassess growth durability and competitive positioning, particularly across software and services, while select companies faced idiosyncratic headwinds, including ongoing investment spending at CoStar and investor reaction to Global Payments’ acquisition activity.

For additional manager insights, visit weitzinvestments.com.

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Large Cap Equity Fund - Investor
Bloomberg U.S. 1000 Total Return Index
Russell 1000 Index
40,000
35,000
30,000
25,000
20,000
15,000
10,000
Mar 16
Mar 17
Mar 18
Mar 19
Mar 20
Mar 21
Mar 22
Mar 23
Mar 24
Mar 25
Mar 26

Table Summary
	Weitz Large Cap Equity Fund - Investor	Bloomberg U.S. 1000 Total Return Index	Russell 1000 Index
Mar 16	10,000	10,000	10,000
Mar 17	10,981	11,751	11,736
Mar 18	11,994	13,412	13,376
Mar 19	13,078	14,642	14,620
Mar 20	12,324	13,484	13,447
Mar 21	19,344	21,670	21,600
Mar 22	21,014	24,465	24,460
Mar 23	18,701	22,358	22,407
Mar 24	24,637	29,071	29,100
Mar 25	24,772	31,225	31,376
Mar 26	22,558	36,845	36,942

Average Annual Total Returns

Table Summary
	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Large Cap Equity Fund - Investor - WVALX	(8.94)	3.12	8.48
Bloomberg U.S. 1000 Total Return Index	18.00	11.20	13.93
Russell 1000 Index	17.74	11.33	13.96

The above line chart and returns table compares the fund’s results to the Bloomberg U.S. 1000 Total Return Index, a broad measure of market performance. The Fund's primary comparative index was changed from the Russell 1000 Index to the Bloomberg U.S. 1000 Total Return Index to utilize a different broad-based equity index that provides a similar basis for evaluating the Fund's performance.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses, assumes all distributions are reinvested, and include fee waivers and/or expense reimbursements, without which results would have been lower; however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

 Fund Statistics

Table Summary
Net Assets ($)	624,327,606
Number of Portfolio Holdings	31
Net Investment Advisory Fees Paid ($)	5,938,274
Portfolio Turnover Rate (%)	10
Table Summary

What did the Fund invest in?

Top 10 Holdings

Table Summary
Security	% of Net Assets
Danaher Corp.	8.2
Thermo Fisher Scientific, Inc.	6.0
Alphabet, Inc.	5.8
Microsoft Corp.	5.6
Visa, Inc.	5.6
Amazon.com, Inc.	5.1
Berkshire Hathaway, Inc.	5.0
Mastercard, Inc.	4.9
Vulcan Materials Co.	4.8
Analog Devices, Inc.	4.7
55.7

Capitalization (% of Common Stock)

Table Summary
Value	Value
>$50B	74.0
$25-$50B	12.3
$10-$25B	11.6
$2.5-$10B	2.1

Top Contributors

Table Summary
	Return (%)	Average Weight (%)	Contribution (%)
Alphabet, Inc. - Class C	84.0	4.8	2.32
Analog Devices, Inc.	60.0	3.7	1.65
IDEXX Laboratories, Inc.	33.7	2.6	1.11
Oracle Corp.	5.5	2.2	0.77
Vulcan Materials Co.	17.5	4.2	0.49

Sector Breakdown

Table Summary
% of Net Assets
Financials	22.2
Information Technology	20.7
Health Care	18.0
Industrials	10.7
Communication Services	10.4
Consumer Discretionary	7.3
Materials	4.8
Real Estate	1.7
Cash Equivalents/Other	4.2
100.0

Top Detractors

Table Summary
	Return (%)	Average Weight (%)	Contribution (%)
CoStar Group, Inc.	(49.1)	4.0	(1.82)
Gartner, Inc.	(40.3)	1.9	(1.26)
Global Payments, Inc.	(30.6)	3.5	(1.23)
Constellation Software, Inc. Canada	(44.7)	2.6	(1.23)
CarMax, Inc.	(55.6)	1.2	(1.13)

Material fund changes:  There were no material fund changes during the reporting period.

Changes in or disagreements with accountants:  There were no changes in or disagreements with accountants during the reporting period.

Weitz Large Cap Equity Fund

Investor Class (WVALX)

Annual Shareholder Report — March 31, 2026

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P203-033126

Weitz Multi Cap Equity Fund

Institutional Class (WPVIX)

Annual Shareholder Report — March 31, 2026

Fund overview

This annual shareholder report contains important information about the Weitz Multi Cap Equity Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Multi Cap Equity Fund - Institutional	83	0.86

How did the Fund perform last year?

The Fund (Ticker: WPVIX) returned -6.07% for the year ended March 31, 2026.

Top contributors included Alphabet, Perimeter Solutions, Martin Marietta Materials, Laboratory Corporation of America, and Vulcan Materials, supported by strong operating results and continued strength among AI-related and construction and building materials businesses. Detractors included CoStar Group, CarMax, Liberty Broadband, LKQ, and Berkshire Hathaway. Several holdings were pressured by disappointing earnings or slower-than-expected recovery trends, while CoStar declined amid investor debate around the scale of its ongoing investment initiatives.

For additional manager insights, visit weitzinvestments.com.

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Multi Cap Equity Fund - Institutional
Bloomberg U.S. 3000 Total Return Index
Russell 3000 Index
40,000
35,000
30,000
25,000
20,000
15,000
10,000
Mar 16
Mar 17
Mar 18
Mar 19
Mar 20
Mar 21
Mar 22
Mar 23
Mar 24
Mar 25
Mar 26

Table Summary
	Weitz Multi Cap Equity Fund - Institutional	Bloomberg U.S. 3000 Total Return Index	Russell 3000 Index
Mar 16	10,000	10,000	10,000
Mar 17	11,139	11,809	11,801
Mar 18	11,645	13,444	13,431
Mar 19	11,968	14,615	14,608
Mar 20	10,222	13,269	13,275
Mar 21	16,195	21,638	21,583
Mar 22	16,899	24,202	24,149
Mar 23	14,903	22,072	22,077
Mar 24	18,784	28,551	28,544
Mar 25	20,121	30,522	30,604
Mar 26	18,901	36,108	36,140

Average Annual Total Returns

Table Summary
	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Multi Cap Equity Fund - Institutional - WPVIX	(6.07)	3.14	6.57
Bloomberg U.S. 3000 Total Return Index	18.30	10.78	13.70
Russell 3000 Index	18.09	10.86	13.71

The above line chart and returns table compares the fund’s results to the Bloomberg U.S. 3000 Total Return Index, a broad measure of market performance. The Fund's primary comparative index was changed from the Russell 3000 Index to the Bloomberg U.S. 3000 Total Return Index to utilize a different broad-based equity index that provides a similar basis for evaluating the Fund's performance.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses, assumes all distributions are reinvested, and include fee waivers and/or expense reimbursements, without which results would have been lower; however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

 Fund Statistics

Table Summary
Net Assets ($)	476,163,728
Number of Portfolio Holdings	33
Net Investment Advisory Fees Paid ($)	4,136,855
Portfolio Turnover Rate (%)	11
Table Summary

What did the Fund invest in?

Top 10 Holdings

Table Summary
Security	% of Net Assets
Berkshire Hathaway, Inc.	9.0
Alphabet, Inc.	7.4
HEICO Corp.	7.1
Visa, Inc.	5.0
Mastercard, Inc.	4.7
Labcorp Holdings, Inc.	4.6
Aon plc	4.6
Liberty Broadband Corp.	4.4
Meta Platforms, Inc.	4.2
Vulcan Materials Co.	4.0
55.0

Capitalization (% of Common Stock)

Table Summary
Value	Value
>$50B	47.0
$25-$50B	20.1
$10-$25B	12.0
$2.5-$10B	18.9
2.0

Top Contributors

Table Summary
	Return (%)	Average Weight (%)	Contribution (%)
Alphabet, Inc. - Class C	84.0	6.1	3.21
Perimeter Solutions, Inc.	140.9	2.4	2.11
Martin Marietta Materials, Inc.	23.8	3.4	0.55
Laboratory Corp. of America Holdings	15.9	3.9	0.48
Vulcan Materials Co.	17.6	3.6	0.46

Sector Breakdown

Table Summary
% of Net Assets
Financials	23.3
Communication Services	16.3
Industrials	13.9
Information Technology	13.7
Health Care	13.0
Materials	10.4
Real Estate	3.7
Consumer Discretionary	2.5
Cash Equivalents/Other	3.2
100.0

Top Detractors

Table Summary
	Return (%)	Average Weight (%)	Contribution (%)
CoStar Group, Inc.	(49.1)	3.5	(1.65)
CarMax, Inc.	(47.9)	1.6	(1.42)
Liberty Broadband Corp. - Class C	(36.9)	4.0	(1.39)
LKQ Corp.	(28.1)	2.8	(0.94)
Berkshire Hathaway, Inc. - Class B	(10.8)	8.1	(0.91)

Material fund changes:  There were no material fund changes during the reporting period.

Changes in or disagreements with accountants:  There were no changes in or disagreements with accountants during the reporting period.

Weitz Multi Cap Equity Fund

Institutional Class (WPVIX)

Annual Shareholder Report — March 31, 2026

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P849-033126

Weitz Multi Cap Equity Fund

Investor Class (WPVLX)

Annual Shareholder Report — March 31, 2026

Fund overview

This annual shareholder report contains important information about the Weitz Multi Cap Equity Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Multi Cap Equity Fund - Investor	103	1.06

How did the Fund perform last year?

The Fund (Ticker: WPVLX) returned -6.22% for the year ended March 31, 2026.

Top contributors included Alphabet, Perimeter Solutions, Martin Marietta Materials, Laboratory Corporation of America, and Vulcan Materials, supported by strong operating results and continued strength among AI-related and construction and building materials businesses. Detractors included CoStar Group, CarMax, Liberty Broadband, LKQ, and Berkshire Hathaway. Several holdings were pressured by disappointing earnings or slower-than-expected recovery trends, while CoStar declined amid investor debate around the scale of its ongoing investment initiatives.

For additional manager insights, visit weitzinvestments.com.

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Multi Cap Equity Fund - Investor
Bloomberg U.S. 3000 Total Return Index
Russell 3000 Index
40,000
35,000
30,000
25,000
20,000
15,000
10,000
Mar 16
Mar 17
Mar 18
Mar 19
Mar 20
Mar 21
Mar 22
Mar 23
Mar 24
Mar 25
Mar 26

Table Summary
	Weitz Multi Cap Equity Fund - Investor	Bloomberg U.S. 3000 Total Return Index	Russell 3000 Index
Mar 16	10,000	10,000	10,000
Mar 17	11,106	11,809	11,801
Mar 18	11,582	13,444	13,431
Mar 19	11,872	14,615	14,608
Mar 20	10,113	13,269	13,275
Mar 21	15,995	21,638	21,583
Mar 22	16,655	24,202	24,149
Mar 23	14,662	22,072	22,077
Mar 24	18,451	28,551	28,544
Mar 25	19,718	30,522	30,604
Mar 26	18,491	36,108	36,140

Average Annual Total Returns

Table Summary
	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Multi Cap Equity Fund - Investor - WPVLX	(6.22)	2.94	6.34
Bloomberg U.S. 3000 Total Return Index	18.30	10.78	13.70
Russell 3000 Index	18.09	10.86	13.71

The above line chart and returns table compares the fund’s results to the Bloomberg U.S. 3000 Total Return Index, a broad measure of market performance. The Fund's primary comparative index was changed from the Russell 3000 Index to the Bloomberg U.S. 3000 Total Return Index to utilize a different broad-based equity index that provides a similar basis for evaluating the Fund's performance.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses, assumes all distributions are reinvested, and include fee waivers and/or expense reimbursements, without which results would have been lower; however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

 Fund Statistics

Table Summary
Net Assets ($)	476,163,728
Number of Portfolio Holdings	33
Net Investment Advisory Fees Paid ($)	4,136,855
Portfolio Turnover Rate (%)	11
Table Summary

What did the Fund invest in?

Top 10 Holdings

Table Summary
Security	% of Net Assets
Berkshire Hathaway, Inc.	9.0
Alphabet, Inc.	7.4
HEICO Corp.	7.1
Visa, Inc.	5.0
Mastercard, Inc.	4.7
Labcorp Holdings, Inc.	4.6
Aon plc	4.6
Liberty Broadband Corp.	4.4
Meta Platforms, Inc.	4.2
Vulcan Materials Co.	4.0
55.0

Capitalization (% of Common Stock)

Table Summary
Value	Value
>$50B	47.0
$25-$50B	20.1
$10-$25B	12.0
$2.5-$10B	18.9
2.0

Top Contributors

Table Summary
	Return (%)	Average Weight (%)	Contribution (%)
Alphabet, Inc. - Class C	84.0	6.1	3.21
Perimeter Solutions, Inc.	140.9	2.4	2.11
Martin Marietta Materials, Inc.	23.8	3.4	0.55
Laboratory Corp. of America Holdings	15.9	3.9	0.48
Vulcan Materials Co.	17.6	3.6	0.46

Sector Breakdown

Table Summary
% of Net Assets
Financials	23.3
Communication Services	16.3
Industrials	13.9
Information Technology	13.7
Health Care	13.0
Materials	10.4
Real Estate	3.7
Consumer Discretionary	2.5
Cash Equivalents/Other	3.2
100.0

Top Detractors

Table Summary
	Return (%)	Average Weight (%)	Contribution (%)
CoStar Group, Inc.	(49.1)	3.5	(1.65)
CarMax, Inc.	(47.9)	1.6	(1.42)
Liberty Broadband Corp. - Class C	(36.9)	4.0	(1.39)
LKQ Corp.	(28.1)	2.8	(0.94)
Berkshire Hathaway, Inc. - Class B	(10.8)	8.1	(0.91)

Material fund changes:  There were no material fund changes during the reporting period.

Changes in or disagreements with accountants:  There were no changes in or disagreements with accountants during the reporting period.

Weitz Multi Cap Equity Fund

Investor Class (WPVLX)

Annual Shareholder Report — March 31, 2026

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P609-033126

Weitz Partners III Opportunity Fund

Institutional Class (WPOPX)

Annual Shareholder Report — March 31, 2026

Fund overview

This annual shareholder report contains important information about the Weitz Partners III Opportunity Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Partners III Opportunity Fund - Institutional	109	1.12

How did the Fund perform last year?

The Fund (Ticker: WPOPX) returned -4.60% for the year ended March 31, 2026.

Top contributors included Alphabet, Perimeter Solutions, CoreCard, Texas Instruments, and IDEX, supported by strong operating results and continued strength among AI-related and select cyclical businesses. Primary detractors were Roper Technologies, Liberty Broadband, Berkshire Hathaway, Global Payments, and CarMax. Several holdings were pressured by investor concerns around the impact of artificial intelligence on software and services businesses, while others faced company-specific or cyclical headwinds, including ongoing weakness in Liberty Broadband and investor reaction to Global Payments’ acquisition activity.

For additional manager insights, visit weitzinvestments.com.

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Partners III Opportunity Fund - Institutional
Bloomberg U.S. 3000 Total Return Index
Russell 3000 Index
40,000
35,000
30,000
25,000
20,000
15,000
10,000
Mar 16
Mar 17
Mar 18
Mar 19
Mar 20
Mar 21
Mar 22
Mar 23
Mar 24
Mar 25
Mar 26

Table Summary
	Weitz Partners III Opportunity Fund - Institutional	Bloomberg U.S. 3000 Total Return Index	Russell 3000 Index
Mar 16	10,000	10,000	10,000
Mar 17	10,952	11,809	11,801
Mar 18	11,172	13,444	13,431
Mar 19	12,429	14,615	14,608
Mar 20	11,704	13,269	13,275
Mar 21	16,398	21,638	21,583
Mar 22	16,311	24,202	24,149
Mar 23	13,733	22,072	22,077
Mar 24	16,918	28,551	28,544
Mar 25	18,093	30,522	30,604
Mar 26	17,260	36,108	36,140

Average Annual Total Returns

Table Summary
	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Partners III Opportunity Fund - Institutional - WPOPX	(4.60)	1.03	5.61
Bloomberg U.S. 3000 Total Return Index	18.30	10.78	13.70
Russell 3000 Index	18.09	10.86	13.71

The above line chart and returns table compares the fund’s results to the Bloomberg U.S. 3000 Total Return Index, a broad measure of market performance. The Fund's primary comparative index was changed from the Russell 3000 Index to the Bloomberg U.S. 3000 Total Return Index to utilize a different broad-based equity index that provides a similar basis for evaluating the Fund's performance.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses and assumes all distributions are reinvested, however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

 Fund Statistics

Table Summary
Net Assets ($)	313,742,335
Number of Portfolio Holdings	25
Net Investment Advisory Fees Paid ($)	3,854,504
Portfolio Turnover Rate (%)	18
Table Summary

What did the Fund invest in?

Top 10 Holdings

Table Summary
Security	% of Net Assets
Berkshire Hathaway, Inc.	16.5
Alphabet, Inc.	5.9
Microsoft Corp.	5.9
Thermo Fisher Scientific, Inc.	5.5
Visa, Inc.	5.3
Danaher Corp.	4.8
Mastercard, Inc.	4.8
Amazon.com, Inc.	4.6
Sirius XM Holdings, Inc.	4.6
Aon plc	4.6
62.5

Capitalization (% of Common Stock)

Table Summary
Value	Value
>$50B	73.4
$25-$50B	1.4
$10-$25B	7.3
$2.5-$10B	17.9

Top Contributors

Table Summary
	Return (%)	Average Weight (%)	Contribution (%)
Alphabet, Inc. - Class C	84.2	5.3	2.92
Perimeter Solutions, Inc.	126.7	1.2	1.92
CoreCard Corp.	27.4	1.9	0.68
Texas Instruments, Inc.	11.4	3.4	0.43
IDEX Corp.	6.5	4.0	0.39

Sector Breakdown

Table Summary
% of Net Assets
Financials	37.2
Information Technology	17.0
Communication Services	14.1
Health Care	13.5
Consumer Discretionary	4.6
Industrials	4.2
Materials	1.3
Distributors	1.0
Cash Equivalents/Other	7.1
100.0

Top Detractors

Table Summary
	Return (%)	Average Weight (%)	Contribution (%)
Liberty Broadband Corp. - Class C	(36.8)	5.6	(2.14)
Roper Technologies, Inc.	(44.0)	2.9	(1.80)
Berkshire Hathaway, Inc. - Class B	(10.0)	14.0	(1.46)
CarMax, Inc.	(49.5)	1.5	(1.41)
Global Payments, Inc.	(31.0)	3.6	(1.38)

Material fund changes:  There were no material fund changes during the reporting period.

Changes in or disagreements with accountants:  There were no changes in or disagreements with accountants during the reporting period.

Weitz Partners III Opportunity Fund

Institutional Class (WPOPX)

Annual Shareholder Report — March 31, 2026

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P708-033126

Weitz Partners III Opportunity Fund

Investor Class (WPOIX)

Annual Shareholder Report — March 31, 2026

Fund overview

This annual shareholder report contains important information about the Weitz Partners III Opportunity Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Partners III Opportunity Fund - Investor	179	1.84

How did the Fund perform last year?

The Fund (Ticker: WPOIX) returned -5.29% for the year ended March 31, 2026.

Top contributors included Alphabet, Perimeter Solutions, CoreCard, Texas Instruments, and IDEX, supported by strong operating results and continued strength among AI-related and select cyclical businesses. Primary detractors were Roper Technologies, Liberty Broadband, Berkshire Hathaway, Global Payments, and CarMax. Several holdings were pressured by investor concerns around the impact of artificial intelligence on software and services businesses, while others faced company-specific or cyclical headwinds, including ongoing weakness in Liberty Broadband and investor reaction to Global Payments’ acquisition activity.

For additional manager insights, visit weitzinvestments.com.

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Partners III Opportunity Fund - Investor
Bloomberg U.S. 3000 Total Return Index
Russell 3000 Index
40,000
35,000
30,000
25,000
20,000
15,000
10,000
Mar 16
Mar 17
Mar 18
Mar 19
Mar 20
Mar 21
Mar 22
Mar 23
Mar 24
Mar 25
Mar 26

Table Summary
	Weitz Partners III Opportunity Fund - Investor	Bloomberg U.S. 3000 Total Return Index	Russell 3000 Index
Mar 16	10,000	10,000	10,000
Mar 17	10,894	11,809	11,801
Mar 18	11,057	13,444	13,431
Mar 19	12,233	14,615	14,608
Mar 20	11,450	13,269	13,275
Mar 21	15,943	21,638	21,583
Mar 22	15,781	24,202	24,149
Mar 23	13,206	22,072	22,077
Mar 24	16,150	28,551	28,544
Mar 25	17,163	30,522	30,604
Mar 26	16,255	36,108	36,140

Average Annual Total Returns

Table Summary
	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Partners III Opportunity Fund - Investor - WPOIX	(5.29)	0.39	4.98
Bloomberg U.S. 3000 Total Return Index	18.30	10.78	13.70
Russell 3000 Index	18.09	10.86	13.71

The above line chart and returns table compares the fund’s results to the Bloomberg U.S. 3000 Total Return Index, a broad measure of market performance. The Fund's primary comparative index was changed from the Russell 3000 Index to the Bloomberg U.S. 3000 Total Return Index to utilize a different broad-based equity index that provides a similar basis for evaluating the Fund's performance.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses and assumes all distributions are reinvested, however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

 Fund Statistics

Table Summary
Net Assets ($)	313,742,335
Number of Portfolio Holdings	25
Net Investment Advisory Fees Paid ($)	3,854,504
Portfolio Turnover Rate (%)	18
Table Summary

What did the Fund invest in?

Top 10 Holdings

Table Summary
Security	% of Net Assets
Berkshire Hathaway, Inc.	16.5
Alphabet, Inc.	5.9
Microsoft Corp.	5.9
Thermo Fisher Scientific, Inc.	5.5
Visa, Inc.	5.3
Danaher Corp.	4.8
Mastercard, Inc.	4.8
Amazon.com, Inc.	4.6
Sirius XM Holdings, Inc.	4.6
Aon plc	4.6
62.5

Capitalization (% of Common Stock)

Table Summary
Value	Value
>$50B	73.4
$25-$50B	1.4
$10-$25B	7.3
$2.5-$10B	17.9

Top Contributors

Table Summary
	Return (%)	Average Weight (%)	Contribution (%)
Alphabet, Inc. - Class C	84.2	5.3	2.92
Perimeter Solutions, Inc.	126.7	1.2	1.92
CoreCard Corp.	27.4	1.9	0.68
Texas Instruments, Inc.	11.4	3.4	0.43
IDEX Corp.	6.5	4.0	0.39

Sector Breakdown

Table Summary
% of Net Assets
Financials	37.2
Information Technology	17.0
Communication Services	14.1
Health Care	13.5
Consumer Discretionary	4.6
Industrials	4.2
Materials	1.3
Distributors	1.0
Cash Equivalents/Other	7.1
100.0

Top Detractors

Table Summary
	Return (%)	Average Weight (%)	Contribution (%)
Liberty Broadband Corp. - Class C	(36.8)	5.6	(2.14)
Roper Technologies, Inc.	(44.0)	2.9	(1.80)
Berkshire Hathaway, Inc. - Class B	(10.0)	14.0	(1.46)
CarMax, Inc.	(49.5)	1.5	(1.41)
Global Payments, Inc.	(31.0)	3.6	(1.38)

Material fund changes:  There were no material fund changes during the reporting period.

Changes in or disagreements with accountants:  There were no changes in or disagreements with accountants during the reporting period.

Weitz Partners III Opportunity Fund

Investor Class (WPOIX)

Annual Shareholder Report — March 31, 2026

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P872-033126

Weitz Short Duration Income Fund

Institutional Class (WEFIX)

Annual Shareholder Report — March 31, 2026

Fund overview

This annual shareholder report contains important information about the Weitz Short Duration Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Short Duration Income Fund - Institutional	46	0.45

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Short Duration Income Fund - Institutional
Bloomberg U.S. Aggregate Bond Index
Bloomberg 1-3 Year U.S. Aggregate Index
13,500
13,000
12,500
12,000
11,500
11,000
10,500
10,000
Mar 16
Mar 17
Mar 18
Mar 19
Mar 20
Mar 21
Mar 22
Mar 23
Mar 24
Mar 25
Mar 26

Table Summary
	Weitz Short Duration Income Fund - Institutional	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year U.S. Aggregate Index
Mar 16	10,000	10,000	10,000
Mar 17	10,238	10,043	10,074
Mar 18	10,303	10,165	10,099
Mar 19	10,631	10,620	10,407
Mar 20	10,678	11,569	10,889
Mar 21	11,353	11,652	11,018
Mar 22	11,193	11,168	10,697
Mar 23	11,305	10,634	10,723
Mar 24	11,921	10,814	11,105
Mar 25	12,659	11,342	11,728
Mar 26	13,241	11,835	12,201

How did the Fund perform last year?

The Fund (Ticker: WEFIX) returned 4.60% for the year ended March 31, 2026.

Collateralized mortgage obligations (CMOs), asset-backed securities (ABS), collateralized loan obligations (CLOs), U.S. Treasuries, and corporate bonds were top contributors. Securitized sectors, including CMOs, ABS, and CLOs, benefited from strong coupon income, with CLOs also contributing through attractive carry. U.S. Treasuries added to performance, while corporate bonds contributed modestly. No segments had negative performance.

For additional manager insights, visit weitzinvestments.com.

Average Annual Total Returns

Table Summary
	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Short Duration Income Fund - Institutional - WEFIX	4.60	3.12	2.85
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70
Bloomberg 1-3 Year U.S. Aggregate Index	4.03	2.06	2.01

The above line chart and returns table compares the fund’s results to (i) the Bloomberg U.S. Aggregate Bond Index, a broad measure of market performance and (ii) the Bloomberg 1-3 Year U.S. Aggregate Index, an additional index that the investment adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses, assumes all distributions are reinvested, and include fee waivers and/or expense reimbursements, without which results would have been lower; however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

 Fund Statistics

Table Summary
Net Assets ($)	1,509,801,749
Number of Portfolio Holdings	433
Net Investment Advisory Fees Paid ($)	5,129,813
Portfolio Turnover Rate (%)	41
Table Summary
30-Day SEC Yield (Subsidized) (%)	4.58
30-Day SEC Yield (Unsubsidized) (%)	4.53
Average Effective Maturity (yrs)	4.30
Average Effective Duration (yrs)	1.90

What did the Fund invest in?

Maturity Distribution

Table Summary
Maturity	% of Portfolio
Cash Equivalents	3.4
Less than 1 Year	19.7
1-3 Years	24.9
3-5 Years	28.4
5-7 Years	6.6
7-10 Years	3.5
10 Years or more	13.5
100.0

Credit Quality (% of Portfolio)

Table Summary
Value	Value
U.S Treasury	15.1
U.S. Government Agency Mortgage Related Securities	15.6
AAA	44.4
AA	3.0
A	8.3
BBB	8.0
BB	0.4
B	1.8
Cash Equivalents	3.4

Duration Distribution

Table Summary
Maturity	% of Portfolio
Less than 1 Year	43.0
1-3 Years	30.0
3-5 Years	20.6
5-7 Years	5.3
7-10 Years	1.1
100.0

Sector Breakdown

Table Summary
% of Net Assets
Mortgage-Backed Securities	37.3
Asset-Backed Securities	23.3
U.S. Treasuries	15.0
Commercial Mortgage-Backed Securities	11.2
Corporate Bonds	9.1
Cash Equivalents/Other	4.1
100.0

Credit quality disclosure:  Credit ratings are assigned to underlying securities utilizing ratings from a Nationally Recognized Statistical Rating Organization (NRSRO) such as Moody's and Fitch, or other rating agencies and applying the following hierarchy: security is determined to be Investment Grade if it has been rated at least BBB- by one credit rating agency; once determined to be Investment Grade (BBB- and above) or Non-Investment Grade (BB+ and below) where multiple ratings are available, then the lowest rating is assigned. Mortgage-related securities issued and guaranteed by government-sponsored agencies such as Fannie Mae and Freddie Mac are generally not rated by rating agencies. Securities that are not rated do not necessarily indicate low quality. Ratings are shown in the Fitch scale (e.g., AAA). Ratings and portfolio credit quality may change over time. The Fund itself has not been rated by a credit rating agency.

Material fund changes:  There were no material fund changes during the reporting period.

Changes in or disagreements with accountants:  There were no changes in or disagreements with accountants during the reporting period.

Weitz Short Duration Income Fund

Institutional Class (WEFIX)

Annual Shareholder Report — March 31, 2026

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P302-033126

Weitz Short Duration Income Fund

Investor Class (WSHNX)

Annual Shareholder Report — March 31, 2026

Fund overview

This annual shareholder report contains important information about the Weitz Short Duration Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Short Duration Income Fund - Investor	66	0.65

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Short Duration Income Fund - Investor
Bloomberg U.S. Aggregate Bond Index
Bloomberg 1-3 Year U.S. Aggregate Index
13,500
13,000
12,500
12,000
11,500
11,000
10,500
10,000
Mar 16
Mar 17
Mar 18
Mar 19
Mar 20
Mar 21
Mar 22
Mar 23
Mar 24
Mar 25
Mar 26

Table Summary
	Weitz Short Duration Income Fund - Investor	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year U.S. Aggregate Index
Mar 16	10,000	10,000	10,000
Mar 17	10,215	10,043	10,074
Mar 18	10,260	10,165	10,099
Mar 19	10,563	10,620	10,407
Mar 20	10,590	11,569	10,889
Mar 21	11,256	11,652	11,018
Mar 22	11,093	11,168	10,697
Mar 23	11,187	10,634	10,723
Mar 24	11,786	10,814	11,105
Mar 25	12,496	11,342	11,728
Mar 26	13,044	11,835	12,201

How did the Fund perform last year?

The Fund (Ticker: WSHNX) returned 4.39% for the year ended March 31, 2026.

Collateralized mortgage obligations (CMOs), asset-backed securities (ABS), collateralized loan obligations (CLOs), U.S. Treasuries, and corporate bonds were top contributors. Securitized sectors, including CMOs, ABS, and CLOs, benefited from strong coupon income, with CLOs also contributing through attractive carry. U.S. Treasuries added to performance, while corporate bonds contributed modestly. No segments had negative performance.

For additional manager insights, visit weitzinvestments.com.

Average Annual Total Returns

Table Summary
	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Short Duration Income Fund - Investor - WSHNX	4.39	2.99	2.69
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70
Bloomberg 1-3 Year U.S. Aggregate Index	4.03	2.06	2.01

The above line chart and returns table compares the fund’s results to (i) the Bloomberg U.S. Aggregate Bond Index, a broad measure of market performance and (ii) the Bloomberg 1-3 Year U.S. Aggregate Index, an additional index that the investment adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses, assumes all distributions are reinvested, and include fee waivers and/or expense reimbursements, without which results would have been lower; however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

 Fund Statistics

Table Summary
Net Assets ($)	1,509,801,749
Number of Portfolio Holdings	433
Net Investment Advisory Fees Paid ($)	5,129,813
Portfolio Turnover Rate (%)	41
Table Summary
30-Day SEC Yield (Subsidized) (%)	4.38
30-Day SEC Yield (Unsubsidized) (%)	4.16
Average Effective Maturity (yrs)	4.30
Average Effective Duration (yrs)	1.90

What did the Fund invest in?

Maturity Distribution

Table Summary
Maturity	% of Portfolio
Cash Equivalents	3.4
Less than 1 Year	19.7
1-3 Years	24.9
3-5 Years	28.4
5-7 Years	6.6
7-10 Years	3.5
10 Years or more	13.5
100.0

Credit Quality (% of Portfolio)

Table Summary
Value	Value
U.S Treasury	15.1
U.S. Government Agency Mortgage Related Securities	15.6
AAA	44.4
AA	3.0
A	8.3
BBB	8.0
BB	0.4
B	1.8
Cash Equivalents	3.4

Duration Distribution

Table Summary
Maturity	% of Portfolio
Less than 1 Year	43.0
1-3 Years	30.0
3-5 Years	20.6
5-7 Years	5.3
7-10 Years	1.1
100.0

Sector Breakdown

Table Summary
% of Net Assets
Mortgage-Backed Securities	37.3
Asset-Backed Securities	23.3
U.S. Treasuries	15.0
Commercial Mortgage-Backed Securities	11.2
Corporate Bonds	9.1
Cash Equivalents/Other	4.1
100.0

Credit quality disclosure:  Credit ratings are assigned to underlying securities utilizing ratings from a Nationally Recognized Statistical Rating Organization (NRSRO) such as Moody's and Fitch, or other rating agencies and applying the following hierarchy: security is determined to be Investment Grade if it has been rated at least BBB- by one credit rating agency; once determined to be Investment Grade (BBB- and above) or Non-Investment Grade (BB+ and below) where multiple ratings are available, then the lowest rating is assigned. Mortgage-related securities issued and guaranteed by government-sponsored agencies such as Fannie Mae and Freddie Mac are generally not rated by rating agencies. Securities that are not rated do not necessarily indicate low quality. Ratings are shown in the Fitch scale (e.g., AAA). Ratings and portfolio credit quality may change over time. The Fund itself has not been rated by a credit rating agency.

Material fund changes:  There were no material fund changes during the reporting period.

Changes in or disagreements with accountants:  There were no changes in or disagreements with accountants during the reporting period.

Weitz Short Duration Income Fund

Investor Class (WSHNX)

Annual Shareholder Report — March 31, 2026

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P864-033126

Weitz Ultra Short Government Fund

(SAFEX)

Annual Shareholder Report — March 31, 2026

Fund overview

This annual shareholder report contains important information about the Weitz Ultra Short Government Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Ultra Short Government Fund	33	0.32

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Ultra Short Government Fund
Bloomberg U.S. Aggregate Bond Index
ICE BofA U.S. 6-Month Treasury Bill Index
13,000
12,500
12,000
11,500
11,000
10,500
10,000
Mar 16
Mar 17
Mar 18
Mar 19
Mar 20
Mar 21
Mar 22
Mar 23
Mar 24
Mar 25
Mar 26

Table Summary
	Weitz Ultra Short Government Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. 6-Month Treasury Bill Index
Mar 16	10,000	10,000	10,000
Mar 17	10,025	10,043	10,058
Mar 18	10,120	10,165	10,174
Mar 19	10,339	10,620	10,404
Mar 20	10,591	11,569	10,701
Mar 21	10,622	11,652	10,720
Mar 22	10,623	11,168	10,712
Mar 23	10,882	10,634	10,992
Mar 24	11,416	10,814	11,565
Mar 25	11,962	11,342	12,158
Mar 26	12,405	11,835	12,652

How did the Fund perform last year?

The Fund (Ticker: SAFEX) returned 3.71% for the year ended March 31, 2026.

U.S. Treasuries were the primary contributor to performance, reflecting income generation from short-term securities and ongoing reinvestment at prevailing interest rates. A small allocation to asset-backed securities contributed modestly, while cash had a minimal impact. The portfolio maintained a low average effective duration to limit interest rate sensitivity and preserve liquidity. No segments had negative performance.

For additional manager insights, visit weitzinvestments.com.

Average Annual Total Returns

Table Summary
	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Ultra Short Government Fund - Institutional - SAFEX	3.71	3.15	2.18
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70
ICE BofA U.S. 6-Month Treasury Bill Index	4.06	3.37	2.38

The above line chart and returns table compares the fund’s results to (i) the Bloomberg U.S. Aggregate Bond Index, a broad measure of market performance and (ii) the ICE BofA U.S. 6-Month Treasury Bill Index, an additional index that the investment adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses, assumes all distributions are reinvested, and include fee waivers and/or expense reimbursements, without which results would have been lower; however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

 Fund Statistics

Table Summary
Net Assets ($)	116,731,738
Number of Portfolio Holdings	8
Net Investment Advisory Fees Paid ($)	364,092
Portfolio Turnover Rate (%)	111
Table Summary
30-Day SEC Yield (Subsidized) (%)	3.35
30-Day SEC Yield (Unsubsidized) (%)	3.11
Average Effective Maturity (yrs)	0.30
Average Effective Duration (yrs)	0.30

What did the Fund invest in?

Maturity Distribution

Table Summary
Maturity	% of Portfolio
Cash Equivalents	11.7
Less than 1 Year	88.3
100.0

Credit Quality (% of Portfolio)

Table Summary
Value	Value
U.S Treasury	88.0
AAA	0.3
Cash Equivalents	11.7

Duration Distribution

Table Summary
Maturity	% of Portfolio
Less than 1 Year	100.0
100.0

Sector Breakdown

Table Summary
% of Net Assets
U.S.Treasury Notes	56.5
Asset-Backed Securities	0.3
Cash Equivalents/Other	43.2
100.0

Credit quality disclosure:  Credit ratings are assigned to underlying securities utilizing ratings from a Nationally Recognized Statistical Rating Organization (NRSRO) such as Moody's and Fitch, or other rating agencies and applying the following hierarchy: security is determined to be Investment Grade if it has been rated at least BBB- by one credit rating agency; once determined to be Investment Grade (BBB- and above) or Non-Investment Grade (BB+ and below) where multiple ratings are available, then the lowest rating is assigned. Mortgage-related securities issued and guaranteed by government-sponsored agencies such as Fannie Mae and Freddie Mac are generally not rated by rating agencies. Securities that are not rated do not necessarily indicate low quality. Ratings are shown in the Fitch scale (e.g., AAA). Ratings and portfolio credit quality may change over time. The Fund itself has not been rated by a credit rating agency.

Material fund changes:  There were no material fund changes during the reporting period.

Changes in or disagreements with accountants:  There were no changes in or disagreements with accountants during the reporting period.

Weitz Ultra Short Government Fund

(SAFEX)

Annual Shareholder Report — March 31, 2026

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P401-033126

Item 2. Code of Ethics.

(a)           The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as an Exhibit.

(b)           During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a)(1)      The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.
(a)(2)      The audit committee financial expert is Alison Maloy, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)           Audit Fees

i)        2026                                                                                                                               $189,500
ii)      2025                                                                                                                               $208,000

(b)           Audit-Related Fees

i)        2026                                                                                                                               $0
ii)      2025                                                                                                                               $0

(c)           Tax Fees
                Preparation of the funds’ federal and state income tax returns and excise returns.
i)        2026                                                                                                                               $44,800
ii)      2025                                                                                                                               $44,800

(d)           All Other Fees
i)        2026                                                                                                                               $0
ii)      2025                                                                                                                               $0

4(e)(1)    The Audit Committee (“Committee”) of the Registrant is responsible for pre-approving all audit and non-audit services performed by the independent auditor in order to assure that the provision of such services does not impair the auditor’s independence. Before the Registrant engages the independent auditor to render a service, the engagement must be either specifically approved by the Committee or entered into pursuant to the pre-approval policy.  The Committee may delegate preapproval authority to one or more of its members.  The member or members to whom such authority is delegated shall report any pre-approval decisions to the Committee at its next scheduled meeting.  The Committee may not delegate to management the Committee’s responsibilities to pre-approve services performed by the independent auditor.  The Committee has delegated pre-approval authority to its Chairman for any services not exceeding $10,000.

4(e)(2)    During the previous two fiscal years, the Registrant did not receive any non-audit services pursuant to a waiver from the audit committee approval or pre-approval requirement under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

 (f)           All of the work in connection with the audit of the Registrant during the years ended March 31, 2026 and 2025 was performed by full-time employees of the Registrant’s principal accountant.

 (g)          The aggregate non-audit fees billed for services rendered to the Funds, and rendered to the Funds’ investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Funds for each of the last two fiscal years of the registrant were as follows:

i)        2026                                                                                                                               $44,800
ii)      2025                                                                                                                               $44,800

 (h)          The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01of Regulation S-X is compatible with maintaining the principal auditor’s independence.

 (i)           Not applicable.

 (j)           Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)                 The Schedule of Investments in securities of unaffiliated issuers is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b)                Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)
ANNUAL FINANCIAL
STATEMENTS AND OTHER
INFORMATION
March 31, 2026
Conservative Allocation Fund
Investor Class (WBALX)
Institutional Class (WBAIX)
Core Plus Income Fund
Investor Class (WCPNX)
Institutional Class (WCPBX)
Large Cap Equity Fund
Investor Class (WVALX)
Institutional Class (WVAIX)
Multi Cap Equity Fund
Investor Class (WPVLX)
Institutional Class (WPVIX)
Partners III Opportunity Fund
Investor Class (WPOIX)
Institutional Class (WPOPX)
Short Duration Income Fund
Investor Class (WSHNX)
Institutional Class (WEFIX)
Ultra Short Government Fund (SAFEX)

TABLE OF CONTENTS

Schedules of Investments 3
Financial Statements 28
Notes to Financial Statements 36
Report of Independent Registered Public Accounting Firm 45
Other Information 46
Portfolio composition is subject to change at any time and references to specific securities, industries, and sectors referenced in this report are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk. See the Schedules of Investments included in this report for the percent of assets in each of the Funds invested in particular industries or sectors.

Conservative Allocation Fund
Schedule of Investments
March 31, 2026
The accompanying notes form an integral part of these financial statements.
Common Stocks - 43.9% a
Financials
% of Net
Assets Shares $ Value
Transaction & Payment Processing Services 4.4
Visa, Inc. - Class A 12,500 3,778,000
Mastercard, Inc. - Class A 7,500 3,747,450
a
Multi-Sector Holdings 3.4
Berkshire Hathaway, Inc. - Class B
(a)
12,000 5,750,400
a
Insurance Brokers 2.3
Aon plc - Class A
(b)
12,000 3,873,360
a
Financial Exchanges & Data 1.4
S&P Global, Inc. 5,750 2,445,705
a
11.5 19,594,915
Industrials
Industrial Machinery & Supplies &
Components 2.7
IDEX Corp. 14,500 2,748,475
Fortive Corp. 17,500 967,400
Ingersoll Rand, Inc. 11,000 881,320
a
Environmental & Facilities Services 1.7
Veralto Corp. 32,500 2,873,650
a
Cargo Ground Transportation 1.5
Old Dominion Freight Line, Inc. 13,000 2,540,200
a
Research & Consulting Services 1.4
Equifax, Inc. 13,500 2,430,945
a
Aerospace & Defense 0.9
HEICO Corp. - Class A 7,000 1,477,630
a
Trading Companies & Distributors 0.6
Ferguson Enterprises, Inc. 4,000 933,040
a
8.8 14,852,660
Health Care
Life Sciences Tools & Services 5.6
Danaher Corp. 21,000 3,981,600
Thermo Fisher Scientific, Inc. 8,000 3,932,240
Bio-Techne Corp. 31,500 1,646,190
a
Health Care Services 2.0
Labcorp Holdings, Inc. 12,800 3,415,168
a
7.6 12,975,198
Information Technology
Semiconductors 3.2
Analog Devices, Inc. 10,500 3,340,470
Texas Instruments, Inc. 11,000 2,135,540
a
Systems Software 2.0
Microsoft Corp. 9,250 3,424,072
a
IT Consulting & Other Services 1.9
Accenture plc - Class A
(b)
16,000 3,172,640
a
Information Technology
% of Net
Assets Shares $ Value
a
Electronic Components 0.5
Amphenol Corp. - Class A 7,000 884,450
a
7.6 12,957,172
Materials
Construction Materials 4.6
Vulcan Materials Co. 14,500 3,948,350
Martin Marietta Materials, Inc. 6,500 3,826,420
a
Industrial Gases 1.7
Linde plc 6,000 2,974,560
a
6.3 10,749,330
Communication Services
Interactive Media & Services 1.5
Alphabet, Inc. - Class C 8,500 2,438,310
a
Integrated Telecommunication Services 0.6
Comcast Corp. - Class A 37,000 1,062,270
a
2.1 3,500,580
a
Total Common Stocks (Cost $36,772,864) 74,629,855
Corporate Bonds - 0.3% a
a
$ Principal
Amount $ Value
a a a a
Gartner, Inc.
4.5% 7/1/28 (Cost $496,872)
(c)
500,000 491,736
Asset-Backed Securities - 4.6% a
a a a a
Automobile
ARI Fleet Lease Trust (ARIFL)
Series 2023-B Class A2 –6.05% 7/15/32
(c)
32,068 32,235
Series 2024-A Class A2 –5.3% 11/15/32
(c)
26,519 26,647
Series 2024-B Class A2 –5.54% 4/15/33
(c)
81,730 82,147
BOF URSA VI Funding Trust I (BVABS)
Series 2023-CAR1 Class A2 –5.54% 10/27/31
(c)
16,819 16,940
Series 2023-CAR2 Class A2 –5.54% 10/27/31
(c)
20,521 20,657
CFMT LLC (CFMT)
Series 2021-AL1 Class B –1.39% 9/22/31
(c)
28,769 28,704
Chesapeake Funding II LLC (CFII)
Series 2023-1A Class A1 –5.65% 5/15/35
(c)
94,367 94,506
Series 2023-2A Class A1 –6.16% 10/15/35
(c)
43,168 43,454
Series 2024-1A Class A1 –5.52% 5/15/36
(c)
51,646 52,177
Enterprise Fleet Financing LLC (EFF)
Series 2023-2 Class A2 –5.56% 4/22/30
(c)
66,681 66,941
Series 2023-3 Class A2 –6.4% 3/20/30
(c)
207,405 209,301
Series 2024-1 Class A2 –5.23% 3/20/30
(c)
75,544 75,927
Series 2024-2 Class A3 –5.61% 4/20/28
(c)
300,000 303,497
Series 2024-3 Class A3 –4.98% 8/21/28
(c)
130,000 131,123
Series 2024-4 Class A3 –4.56% 11/20/28
(c)
100,000 100,605
Merchants Fleet Funding LLC (MFF)
Series 2023-1A Class A –7.21% 5/20/36
(c)
103,860 104,082

The accompanying notes form an integral part of these financial statements.
Conservative Allocation Fund
(Continued)
Schedule of Investments
March 31, 2026
a
a
$ Principal
Amount $ Value
a a a a
Wheels Fleet Lease Funding LLC (WFLF)
Series 2023-2A Class A –6.46% 8/18/38
(c)
224,289 226,205
Series 2024-2A Class A1 –4.87% 6/21/39
(c)
472,876 476,335
a
2,091,483
a
Collateralized Loan Obligations
Fortress Credit Opportunities XV CLO Ltd. (FCO)
Series 2021-15A Class AT –5.48% 4/25/33 Floating
Rate (TSFR3M + 181)
(b) (c) (d)
327,406 327,726
Monroe Capital MML CLO XII Ltd. (MCMML)
Series 2021-2A Class A1 –5.44% 9/14/33 Floating Rate
(TSFR3M + 176)
(b) (c) (d)
350,370 350,670
a
678,396
a
Consumer & Specialty Finance
Aqua Finance Issuer Trust (AQFIT)
Series 2025-A Class A –5.25% 12/19/50
(c)
250,542 253,849
Series 2025-B Class A –4.79% 5/17/51
(c)
116,392 117,002
Foundation Finance Trust (FFIN)
Series 2021-2A Class A –2.19% 1/15/42
(c)
60,560 57,750
Series 2023-2A Class A –6.53% 6/15/49
(c)
108,885 113,012
Series 2024-1A Class A –5.5% 12/15/49
(c)
92,835 94,716
Series 2025-2A Class A –4.67% 4/15/52
(c)
114,048 113,446
Greensky Home Improvement Issuer Trust (GSKY)
Series 2024-2 Class A2 –5.25% 10/27/59
(c)
52,612 52,676
Series 2025-1A Class A4 –5.22% 3/25/60
(c)
82,444 82,976
Octane Receivables Trust (OCTL)
Series 2024-2A Class A2 –5.8% 7/20/32
(c)
115,165 116,039
a
1,001,466
a
Equipment
Amur Equipment Finance Receivables XI LLC (AXIS)
Series 2022-2A Class A2 –5.3% 6/21/28
(c)
5,008 5,012
Amur Equipment Finance Receivables XII LLC (AXIS)
Series 2023-1A Class A2 –6.09% 12/20/29
(c)
46,111 46,386
Amur Equipment Finance Receivables XIII LLC (AXIS)
Series 2024-1A Class A2 –5.38% 1/21/31
(c)
68,577 69,127
Amur Equipment Finance Receivables XIV LLC (AXIS)
Series 2024-2A Class A2 –5.19% 7/21/31
(c)
168,053 169,712
Amur Equipment Finance Receivables XV LLC (AXIS)
Series 2025-1A Class A2 –4.7% 9/22/31
(c)
388,577 391,371
Dell Equipment Finance Trust (DEFT)
Series 2024-1 Class A3 –5.39% 3/22/30
(c)
96,881 97,351
Series 2024-2 Class A3 –4.59% 8/22/30
(c)
100,000 100,404
Dext ABS LLC (DEXT)
Series 2023-2 Class A2 –6.56% 5/15/34
(c)
43,380 43,485
DLLMT LLC (DLLMT)
Series 2024-1A Class A3 –4.84% 8/21/28
(c)
230,000 231,353
DLLST LLC (DLLST)
Series 2024-1A Class A3 –5.05% 8/20/27
(c)
53,635 53,805
GreatAmerica Leasing Receivables Funding LLC (GALC)
Series 2024-2 Class A3 –5% 9/15/28
(c)
240,000 242,446
HPEFS Equipment Trust (HPEFS)
Series 2024-2A Class A3 –5.36% 10/20/31
(c)
85,995 86,318
Kubota Credit Owner Trust (KCOT)
Series 2024-2A Class A3 –5.26% 11/15/28
(c)
190,000 192,258
M&T Equipment Notes (MTLRF)
Series 2024-1A Class A2 –4.99% 8/18/31
(c)
100,430 100,636
Series 2025-1A Class A2 –4.7% 12/16/27
(c)
899,433 902,631
a
a
$ Principal
Amount $ Value
a a a a
NMEF Funding  LLC (NMEF)
Series 2025-B Class A2 –4.64% 1/18/33
(c)
690,181 692,597
NMEF Funding LLC (NMEF)
Series 2025-A Class A2 –4.72% 7/15/32
(c)
127,576 127,973
a
3,552,865
a
Other
Verizon Master Trust (VZMT)
Series 2023-7 Class A1A –5.67% 11/20/29 465,000 469,755
a
Total Asset-Backed Securities (Cost $7,745,601) 7,793,965
Commercial Mortgage-Backed Securities - 0.7% a
a a a a
AREIT LLC (AREIT)
Series 2023-CRE8 Class AS –6.55% 8/17/41 Floating
Rate (TSFR1M + 287)
(b) (c)
500,000 500,744
KREF Ltd. (KREF)
Series 2021-FL2 Class A –4.86% 2/15/39 Floating Rate
(TSFR1M + 118)
(b) (c)
123,456 123,523
Series 2022-FL3 Class A –5.13% 2/17/39 Floating Rate
(TSFR1M + 145)
(b) (c)
202,609 202,716
NRTH Commercial Mortgage Trust (NRTH)
Series 2025-PARK Class A –5.07% 10/15/40 Floating
Rate (TSFR1M + 139)
(c)
300,000 300,146
PFP Ltd. (PFP)
Series 2024-11 Class A –5.5% 9/17/39 Floating Rate
(TSFR1M + 183)
(b) (c)
87,114 87,284
STWD Ltd. (STWD)
Series 2022-FL3 Class A –5.02% 11/15/38 Floating Rate
(SOFR30A + 135)
(b) (c)
65,224 65,143
a
Total Commercial Mortgage-Backed Securities (Cost $1,277,544) 1,279,556
Mortgage-Backed Securities - 10.4% a
a a a a
Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
Series 5436 Class AB –5.5% 4/25/49 329,811 330,761
Series 5640 Class A –5% 7/25/50 496,241 496,063
Series 5613 Class BE –4.75% 8/25/50 727,066 722,015
Series 5301 Class ED –5% 4/25/53 546,533 546,254
a
Pass-Through Securities
Pool# E02948 – 3.5% 7/1/26 1,097 1,094
Pool# J16663 – 3.5% 9/1/26 1,147 1,143
Pool# ZS8692 – 2.5% 4/1/33 77,362 74,200
Pool# SB8257 – 5.5% 9/1/38 705,128 719,855
Pool# SB8287 – 5% 3/1/39 527,704 532,067
Pool# SB8293 – 5% 4/1/39 426,334 430,071
Pool# RB5389 – 5.5% 2/1/46 496,427 500,969
Series 5407 Class DA –5.5% 11/25/49 574,187 576,534
Series 5450 Class KA –4.5% 6/25/51 732,494 732,392
5,663,418
a
Federal National Mortgage Association
Collateralized Mortgage Obligations
Series 2023-12 Class GB –6% 6/25/45 381,411 386,790
Series 2024-20 Class HD –5.5% 3/25/46 242,591 244,602

The accompanying notes form an integral part of these financial statements.
Conservative Allocation Fund
(Continued)
Schedule of Investments
March 31, 2026
a
a
$ Principal
Amount $ Value
a a a a
Series 2024-21 Class DA –5.5% 12/25/46 98,134 98,194
Series 2024-20 Class CA –5.5% 1/25/47 177,906 178,079
Series 2024-97 Class BA –5.5% 4/25/49 550,200 554,954
Series 2024-20 Class EA –5.5% 8/25/49 222,194 222,698
Series 2025-59 Class MA –5% 3/25/51 324,071 323,647
Series 2025-33 Class AC –5% 4/25/52 420,466 419,073
a
Pass-Through Securities
Pool# AB3902 – 3% 11/1/26 2,525 2,513
Pool# AK3264 – 3% 2/1/27 3,166 3,147
Pool# AB6291 – 3% 9/1/27 27,498 27,280
Pool# MA3189 – 2.5% 11/1/27 24,136 23,848
Pool# MA3791 – 2.5% 9/1/29 83,044 81,113
Pool# BM5708 – 3% 12/1/29 30,342 30,031
Pool# AS7701 – 2.5% 8/1/31 348,423 336,030
Pool# MA3540 – 3.5% 12/1/33 44,060 43,288
Pool# MA5311 – 5% 3/1/39 413,495 416,913
3,392,200
a
Government National Mortgage Association
Collateralized Mortgage Obligations
Series 2024-23 Class KA –5.5% 4/20/48 362,961 365,448
Series 2025-2 Class GNR –3.5% 10/20/48 563,181 548,874
Series 2025-169 Class JQ –4.5% 11/20/50 729,267 724,521
a
Pass-Through Securities
Pool# 5255 – 3% 12/20/26 2,514 2,502
Pool# MB0528 – 5% 8/20/40 738,643 744,522
2,385,867
a
Non-Government Agency
Collateralized Mortgage Obligations
Chase Home Lending Mortgage Trust (CHASE)
Series 2024-1 Class A4A –6% 1/25/55
(c) (d)
445,994 448,224
Series 2024-2 Class A4A –6% 2/25/55
(c) (d)
333,862 335,350
Series 2024-9 Class A6 –5.5% 9/25/55
(c) (d)
32,788 32,734
Flagstar Mortgage Trust (FSMT)
Series 2021-7 Class A5 –2.5% 8/25/51
(c) (d)
312,167 280,555
GS Mortgage-Backed Securities Trust (GSMBS)
Series 2022-PJ1 Class A8 –2.5% 5/28/52
(c) (d)
348,826 311,332
Series 2024-PJ8 Class A8 –5.5% 2/25/55
(c) (d)
107,359 107,172
Series 2025-PJ3 Class A8 –5.5% 7/25/55
(c) (d)
457,545 458,182
Series 2025-PJ9 Class A6 –5% 3/25/56
(c) (d)
578,281 575,165
JPMorgan Mortgage Trust (JPMMT)
Series 2014-5 Class A1 –2.53% 10/25/29
(c) (d)
9,025 8,939
Series 2016-3 Class 2A1 –2.93% 10/25/46
(c) (d)
65,060 61,436
Series 2017-3 Class 2A2 –2.5% 8/25/47
(c) (d)
105,974 92,830
Series 2020-8 Class A4 –3% 3/25/51
(c) (d)
18,028 17,828
Series 2021-6 Class A4 –2.5% 10/25/51
(c) (d)
402,935 364,583
Series 2021-8 Class A4 –2.5% 12/25/51
(c) (d)
295,333 266,377
Series 2022-2 Class A4A –2.5% 8/25/52
(c) (d)
233,865 209,257
Series 2023-6 Class A4A –5.5% 12/26/53
(c) (d)
348,708 349,316
Series 2024-5 Class A6 –6% 11/25/54
(c) (d)
170,292 170,245
Series 2024-10 Class A6 –5.5% 3/25/55
(c) (d)
176,857 176,883
RCKT Mortgage Trust (RCKT)
Series 2021-3 Class A5 –2.5% 7/25/51
(c) (d)
281,913 254,621
Sequoia Mortgage Trust (SEMT)
Series 2020-3 Class A4 –3% 4/25/50
(c) (d)
10,810 10,687
Series 2023-3 Class A4 –6% 9/25/53
(c) (d)
237,287 238,495
Series 2024-3 Class A4 –6% 4/25/54
(c) (d)
173,807 174,556
Series 2024-5 Class A5 –6% 6/25/54
(c) (d)
112,794 113,155
a
a
$ Principal
Amount $ Value
a a a a
Series 2024-10 Class A5 –5.5% 11/25/54
(c) (d)
163,693 163,963
Series 2025-6 Class A11 –5.5% 7/25/55
(c) (d)
461,560 462,235
Series 2025-10 Class A11 –5% 11/25/55
(c) (d)
563,989 561,643
6,245,763
a
Total Mortgage-Backed Securities (Cost $17,883,606) 17,687,248
U.S. Treasuries - 38.0% a
a a a a
U.S. Treasury Notes
4.63% 9/15/26 2,000,000 2,007,993
2% 11/15/26 3,000,000 2,967,734
4% 1/15/27 3,000,000 3,006,150
1.88% 2/28/27 2,000,000 1,966,582
4.5% 4/15/27 2,000,000 2,015,430
2.38% 5/15/27 2,000,000 1,968,906
4.63% 6/15/27 2,000,000 2,019,023
2.75% 7/31/27 2,000,000 1,972,227
0.5% 8/31/27 2,000,000 1,908,984
4.13% 9/30/27 2,000,000 2,008,477
4.13% 10/31/27 2,000,000 2,008,477
2.25% 11/15/27 2,000,000 1,950,547
3.5% 1/31/28 2,000,000 1,988,750
4% 2/29/28 3,000,000 3,010,254
3.5% 4/30/28 2,000,000 1,987,578
3.63% 5/31/28 2,000,000 1,992,422
4.13% 7/31/28 2,000,000 2,014,023
4.38% 8/31/28 2,000,000 2,025,312
4.63% 9/30/28 2,000,000 2,038,516
3.13% 11/15/28 2,000,000 1,965,547
3.75% 12/31/28 3,000,000 2,994,434
4% 1/31/29 2,000,000 2,009,336
2.63% 2/15/29 4,000,000 3,870,547
2.88% 4/30/29 1,000,000 972,363
2.75% 5/31/29 2,000,000 1,935,625
4% 7/31/29 2,000,000 2,009,219
4.13% 10/31/29 2,000,000 2,016,641
4% 10/31/29 1,000,000 1,004,121
4% 2/28/30 2,000,000 2,007,734
4.13% 3/31/31 2,000,000 2,014,453
4.13% 10/31/31 1,000,000 1,005,371
a
Total U.S. Treasuries (Cost $64,203,419) 64,662,776
Cash Equivalents - 2.2% a
Shares $ Value
a a a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 2.7% (Cost
$3,752,180)
(e)
3,752,180 3,752,180
Total Investments in Securities - 100.1%
(Cost $132,132,086) 170,297,316
Other Liabilities in Excess of Other Assets -  (0.1%) (229,822)
Net Assets - 100% 170,067,494
(a) Non-income producing.
(b) Foreign domiciled entity.

The accompanying notes form an integral part of these financial statements.
Conservative Allocation Fund
(Continued)
Schedule of Investments
March 31, 2026
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the total value of such securities was $15,341,265 or 9.02% of net assets.
(d) The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.
(e) Rate presented represents the 7-day average yield at March 31, 2026.

Core Plus Income Fund
Schedule of Investments
March 31, 2026
The accompanying notes form an integral part of these financial statements.
Corporate Bonds - 18.1% a
a a
$ Principal
Amount $ Value
Agree, LP
5.63% 6/15/34 10,650,000 10,880,443
Allegion U.S. Holding Co., Inc.
5.6% 5/29/34 3,000,000 3,063,095
Ally Financial, Inc.
8% 11/1/31 2,000,000 2,221,181
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.5% 4/20/26
(a) (b)
275,000 275,379
Americold Realty Operating Partnership, LP
5.41% 9/12/34 5,000,000 4,764,443
Antares Holdings, LP
7.95% 8/11/28
(b)
3,000,000 3,111,622
Apollo Debt Solutions BDC
6.9% 4/13/29 500,000 511,821
Arbor Realty Sr, Inc.
7.88% 7/15/30
(b)
23,120,000 21,393,323
Ares Capital Corp.
2.88% 6/15/28 1,000,000 944,432
Ares Strategic Income Fund
6.35% 8/15/29 5,000,000 5,018,401
6.2% 3/21/32 10,000,000 9,807,606
Ashtead Capital, Inc.
4.38% 8/15/27
(b)
1,000,000 994,828
4% 5/1/28
(b)
1,070,000 1,055,677
2.45% 8/12/31
(b)
500,000 439,645
5.55% 5/30/33
(b)
250,000 252,562
5.95% 10/15/33
(b)
1,000,000 1,031,038
AT&T, Inc.
6.8% 5/15/36 713,000 775,871
Atlas Warehouse Lending Co., LP
6.25% 1/15/30
(b)
1,900,000 1,954,855
Axalta Coating Systems LLC
3.38% 2/15/29
(b)
624,000 590,863
Axon Enterprise, Inc.
6.13% 3/15/30
(b)
1,000,000 1,019,046
6.25% 3/15/33
(b)
2,000,000 2,043,182
Bain Capital Specialty Finance, Inc.
5.95% 3/1/31 4,000,000 3,820,641
Barings BDC, Inc.
7% 2/15/29 7,000,000 7,060,437
Barings Private Credit Corp.
6.15% 6/11/30
(b)
10,000,000 9,688,115
Bath & Body Works, Inc.
6.95% 3/1/33 22,975,000 22,195,304
6.88% 11/1/35 301,000 296,431
6.75% 7/1/36 8,106,000 7,782,420
7.6% 7/15/37 10,000,000 9,745,492
Berkshire Hathaway Finance Corp.
4.25% 1/15/49 500,000 410,633
Blue Owl Credit Income Corp.
7.75% 1/15/29 5,000,000 5,121,133
6.65% 3/15/31 13,000,000 12,831,024
Boeing Co. The
6.26% 5/1/27 2,500,000 2,543,867
Brightwood Capital Offshore Fund V U Rn LLC
6.47% 12/31/35 Floating Rate (TSFR3M + 280)
(b)
23,000,000 23,496,800
Broadcom, Inc.
3.42% 4/15/33 350,000 320,180
3.14% 11/15/35
(b)
1,014,000 861,920
Broadstone Net Lease LLC
5% 11/1/32 800,000 787,262
a
a a
$ Principal
Amount $ Value
Burford Capital Global Finance LLC
6.25% 4/15/28
(b)
2,572,000 2,422,104
6.88% 4/15/30
(b)
3,000,000 2,651,505
9.25% 7/1/31
(b)
1,000,000 903,695
8.5% 1/15/34
(b)
1,000,000 860,000
CACI International, Inc.
6.38% 6/15/33
(b)
1,800,000 1,833,509
Cantor Fitzgerald LP
4.5% 4/14/27
(b)
1,500,000 1,495,819
7.2% 12/12/28
(b)
1,000,000 1,039,354
CDW LLC / CDW Finance Corp.
4.25% 4/1/28 4,000,000 3,951,417
3.28% 12/1/28 1,000,000 961,212
5.55% 8/22/34 5,000,000 4,915,792
Charles Schwab Corp. (The)
1.95% 12/1/31 5,000,000 4,354,880
Charter Communications Operating LLC/Charter
Communicatiions Operating Capital
7% 2/1/33
(b)
15,000,000 15,056,239
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.2% 3/15/28 650,000 644,561
6.1% 6/1/29 5,000,000 5,180,291
Choice Hotels International, Inc.
3.7% 1/15/31 250,000 234,719
5.85% 8/1/34 3,000,000 3,030,193
Cinemark USA, Inc.
5.25% 7/15/28
(b)
3,000,000 2,976,482
7% 8/1/32
(b)
3,000,000 3,085,221
Cleveland Cliffs, Inc.
7.63% 1/15/34
(b)
4,650,000 4,547,317
CNX Resources Corp.
7.25% 3/1/32
(b)
3,000,000 3,093,243
Cogent Communications
6.5% 7/1/32
(b)
150,000 130,956
Compass Group Diversified Holdings LLC
5.25% 4/15/29
(b)
17,250,000 16,061,453
Concentrix Corp.
6.6% 8/2/28 3,165,000 3,146,599
6.5% 3/1/29 17,040,000 16,579,872
CoStar Group, Inc.
2.8% 7/15/30
(b)
5,846,000 5,288,784
Cousins Properties, LP
5.88% 10/1/34 2,000,000 2,026,545
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75% 10/20/28
(a) (b)
1,008,333 1,007,238
Devon Energy Corp.
5.25% 10/15/27 325,000 325,129
4.5% 1/15/30 920,000 917,377
Diamondback Energy, Inc.
3.25% 12/1/26 75,000 74,529
3.5% 12/1/29 100,000 96,519
Dow Chemical Co. (The)
4.25% 10/1/34 1,052,000 956,173
Energy Transfer LP
6% 2/1/29
(b)
1,000,000 1,007,994
7.38% 2/1/31
(b)
900,000 933,698
Enterprise Products Operating LLC
4.45% 2/15/43 990,000 856,272
EPR Properties
4.75% 12/15/26 1,250,000 1,249,526

The accompanying notes form an integral part of these financial statements.
Core Plus Income Fund
(Continued)
Schedule of Investments
March 31, 2026
a
a a
$ Principal
Amount $ Value
4.5% 6/1/27 3,330,000 3,316,822
4.95% 4/15/28 3,830,000 3,825,626
3.6% 11/15/31 5,350,000 4,858,878
EquipmentShare.com, Inc.
8% 3/15/33
(b)
4,900,000 5,064,128
Essential Properties LP
2.95% 7/15/31 17,121,000 15,429,374
Expedia Group, Inc.
3.8% 2/15/28 484,000 477,618
3.25% 2/15/30 90,000 85,072
5.4% 2/15/35 5,000,000 4,962,508
Ferguson Enterprises, Inc.
5% 10/3/34 3,000,000 2,966,205
Forestar Group, Inc.
6.5% 3/15/33
(b)
6,000,000 5,937,151
Fortress Transportation and Infrastructure Investors LLC
7% 6/15/32
(b)
7,000,000 7,181,517
Franklin BSP Realty Trust, Inc.
8.25% 4/25/30
(b)
15,000,000 14,985,501
FS KKR Capital Corp.
6.13% 1/15/31 8,000,000 7,511,216
Gap, Inc. (The)
3.88% 10/1/31
(b)
106,000 96,101
Gartner, Inc.
3.75% 10/1/30
(b)
7,350,000 6,686,226
Golar LNG, Ltd.
7.5% 10/2/30
(a) (b)
12,850,000 13,008,286
Golub Capital Private Credit Fund
5.8% 9/12/29 5,000,000 4,929,898
Harbour Energy PLC
6.33% 4/1/35
(a) (b)
3,000,000 3,076,074
Hawaiian Electric Co., Inc.
6% 10/1/33
(b)
850,000 849,487
HEICO Corp.
5.25% 8/1/28 3,000,000 3,058,331
5.35% 8/1/33 1,000,000 1,019,029
Hercules Capital, Inc.
2.63% 9/16/26 1,000,000 985,442
Highwoods Realty LP
3.88% 3/1/27 750,000 745,833
3.05% 2/15/30 1,600,000 1,476,632
2.6% 2/1/31 500,000 442,312
5.35% 1/15/33 750,000 732,713
Host Hotels & Resorts LP
Series H 3.38% 12/15/29 612,000 581,804
5.7% 6/15/32 9,600,000 9,829,317
5.5% 4/15/35 5,000,000 4,963,217
IDEX Corp.
4.95% 9/1/29 2,000,000 2,024,728
Indiana Bell Telephone Co., Inc.
7.3% 8/15/26 535,000 539,058
Ingersoll Rand, Inc.
5.4% 8/14/28 1,000,000 1,023,269
International Flavors & Fragrances, Inc.
5% 9/26/48 914,000 794,963
ION Platform Finance US, Inc.
7.88% 9/30/32
(b)
26,500,000 20,544,808
ION Platform Finance US, Inc./ION Platform Finance SARL
9.5% 5/30/29
(b)
650,000 612,579
9% 8/1/29
(b)
575,000 533,696
a
a a
$ Principal
Amount $ Value
Kilroy Realty, LP
2.65% 11/15/33 280,000 222,810
5.88% 10/15/35 2,000,000 1,929,372
Kite Realty Group Trust
4.75% 9/15/30 2,315,000 2,317,486
Lamar Media Corp.
5.38% 11/1/33
(b)
800,000 783,687
Latam Airlines Group SA
7.63% 1/7/31
(a) (b)
5,000,000 5,062,500
LFS Topco LLC
8.75% 7/15/30
(b)
23,173,000 22,164,293
LPL Holdings, Inc.
6.75% 11/17/28 3,000,000 3,144,892
LXP Industrial Trust
6.75% 11/15/28 741,000 777,342
2.7% 9/15/30 500,000 456,381
Manitowoc Co., Inc. The
9.25% 10/1/31
(b)
1,000,000 1,045,528
Markel Group, Inc.
3.5% 11/1/27 550,000 541,453
Marriott International, Inc.
Series HH 2.85% 4/15/31 500,000 457,996
MasTec, Inc.
4.5% 8/15/28
(b)
3,881,000 3,840,082
Masterbrand, Inc.
7% 7/15/32
(b)
7,250,000 7,089,509
Men's Wearhouse LLC/The
9% 2/1/31
(b)
8,400,000 8,626,598
Morgan Stanley Direct Lending Fund
6% 5/19/30 5,000,000 4,917,808
MPLX LP
4% 3/15/28 85,000 84,354
4.8% 2/15/29 250,000 252,129
5.5% 6/1/34 5,000,000 5,053,273
4.7% 4/15/48 551,000 448,235
Newell Brands, Inc.
6.63% 9/15/29 325,000 317,543
6.38% 5/15/30 15,250,000 14,650,821
6.63% 5/15/32 850,000 814,325
NGL Energy Operating LLC / NGL Energy Finance Corp
8.38% 2/15/32
(b)
8,700,000 8,972,084
NNN REIT, Inc.
5.5% 6/15/34 5,000,000 5,086,624
OneMain Finance Corp.
3.88% 9/15/28 1,994,000 1,896,476
5.38% 11/15/29 3,303,000 3,187,587
6.75% 3/15/32 5,000,000 4,857,436
Oracle Corp.
4.13% 5/15/45 1,000,000 689,219
3.6% 4/1/50 470,000 283,966
Owens Corning
3.5% 2/15/30 200,000 192,033
Pagaya US Holdings Co. LLC
8.88% 8/1/30
(b)
1,800,000 1,290,771
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.35% 1/12/27
(b)
250,000 251,383
6.05% 8/1/28
(b)
2,000,000 2,058,576
Phillips Edison Grocery Center Operating Partnership I LP
2.63% 11/15/31 4,100,000 3,632,792
5.75% 7/15/34 8,000,000 8,222,422

The accompanying notes form an integral part of these financial statements.
Core Plus Income Fund
(Continued)
Schedule of Investments
March 31, 2026
a
a a
$ Principal
Amount $ Value
Physicians Realty LP
4.3% 3/15/27 1,271,000 1,270,068
2.63% 11/1/31 7,577,000 6,728,669
Plains All American Pipeline LP/PAA Finance Corp.
3.55% 12/15/29 798,000 772,465
4.3% 1/31/43 75,000 61,018
Polaris, Inc.
5.6% 3/1/31 4,650,000 4,610,871
Realty Income Corp.
4% 7/15/29 2,000,000 1,978,098
4.85% 3/15/30 1,000,000 1,012,268
RELX Capital, Inc.
4% 3/18/29 500,000 495,145
4.75% 5/20/32 250,000 249,490
Rithm Capital Corp.
8% 4/1/29
(b)
14,250,000 14,012,461
8% 7/15/30
(b)
12,650,000 12,219,278
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
3.88% 3/1/31
(b)
200,000 184,653
4% 10/15/33
(b)
1,450,000 1,300,834
Rocket Software, Inc.
6.5% 2/15/29
(b)
925,000 833,626
Sirius XM Radio, LLC
4.13% 7/1/30
(b)
10,000,000 9,369,822
Six Flags Entertainment Corp.
6.5% 10/1/28 4,500,000 4,495,405
5.25% 7/15/29 6,200,000 5,933,919
7.25% 5/15/31
(b)
2,450,000 2,361,592
8.63% 1/15/32
(b)
850,000 851,954
Sixth Street Specialty Lending, Inc.
5.63% 8/15/30 3,000,000 2,958,979
Stagwell Global LLC
5.63% 8/15/29
(b)
35,367,000 33,701,476
Stonebriar ABF Issuer LLC
8.13% 12/15/30
(b)
4,650,000 4,809,528
Store Capital LLC
4.5% 3/15/28 503,000 499,933
4.63% 3/15/29 14,538,000 14,395,708
5.4% 4/30/30 2,000,000 2,010,021
2.7% 12/1/31 1,250,000 1,088,504
SunCoke Energy, Inc.
4.88% 6/30/29
(b)
4,000,000 3,613,454
Tapestry, Inc.
5.1% 3/11/30 3,000,000 3,032,152
5.5% 3/11/35 1,000,000 1,002,194
Tempur Sealy International, Inc.
4% 4/15/29
(b)
400,000 384,943
3.88% 10/15/31
(b)
1,500,000 1,365,013
T-Mobile USA, Inc.
2.63% 4/15/26 250,000 249,819
3.38% 4/15/29 4,000,000 3,877,386
Twilio, Inc.
3.88% 3/15/31 300,000 280,060
United Rentals North America, Inc.
6.13% 3/15/34
(b)
2,800,000 2,838,744
United Wholesale Mortgage LLC
5.75% 6/15/27
(b)
200,000 197,032
5.5% 4/15/29
(b)
700,000 655,852
UWM Holdings LLC
6.63% 2/1/30
(b)
3,000,000 2,832,201
a
a a
$ Principal
Amount $ Value
VICI Properties LP
4.95% 2/15/30 500,000 499,392
5.75% 4/1/34 5,000,000 5,048,156
5.63% 4/1/35 2,000,000 1,991,591
VICI Properties LP/VICI Note Co., Inc.
4.13% 8/15/30
(b)
1,120,000 1,072,942
VistaJet Malta Finance PLC / Vista Management Holding,
Inc.
7.88% 5/1/27
(a) (b)
4,462,000 4,408,328
Vontier Corp.
2.95% 4/1/31 100,000 91,009
Walker & Dunlop, Inc.
6.63% 4/1/33
(b)
3,000,000 2,935,472
Wayfair LLC
7.75% 9/15/30
(b)
9,000,000 9,377,163
6.75% 11/15/32
(b)
9,700,000 9,781,401
WBI Operating LLC
6.25% 10/15/30
(b)
4,750,000 4,781,516
6.5% 10/15/33
(b)
1,750,000 1,737,846
Whirlpool Corp.
6.13% 6/15/30 5,500,000 5,374,525
6.5% 6/15/33 520,000 493,290
a
Total Corporate Bonds (Cost $769,153,546) 769,909,660
Asset-Backed Securities - 15.2% a
Automobile
ACM Auto Trust (ACMAT)
Series 2023-2A Class B –9.85% 6/20/30
(b)
2,587,140 2,607,733
Series 2025-4A Class A –5.87% 5/20/30
(b)
10,954,490 10,980,929
AmeriCredit Automobile Receivables Trust (AMCAR)
Series 2022-1 Class C –2.98% 9/20/27 257,516 256,737
Arivo Acceptance Auto Loan Receivables Trust (ARIVO)
Series 2022-2A Class C –9.84% 3/15/29
(b)
1,000,000 1,038,989
Bayview Opportunity Master Fund VII LLC (BVCLN)
Series 2024-CAR1 Class C –5.16% 12/26/31 Floating
Rate (SOFR30A + 150)
(b) (c)
601,410 603,806
Bayview Opportunity Master Fund VII Trust (BVABS)
Series 2024-CAR1F Class A –6.97% 7/29/32
(b)
681,382 683,516
BOF URSA VI Funding Trust I (BVABS)
Series 2023-CAR1 Class A2 –5.54% 10/27/31
(b)
84,093 84,699
Series 2023-CAR2 Class A2 –5.54% 10/27/31
(b)
102,606 103,284
BOF VII AL Funding Trust I (BVABS)
Series 2023-CAR3 Class A2 –6.29% 7/26/32
(b)
1,144,557 1,161,984
CFMT LLC (CFMT)
Series 2021-AL1 Class B –1.39% 9/22/31
(b)
67,127 66,975
Enterprise Fleet Financing LLC (EFF)
Series 2023-2 Class A2 –5.56% 4/22/30
(b)
333,403 334,705
First Help Financial Issuer Trust (FHF)
Series 2024-1A Class B –6.26% 3/15/30
(b)
3,912,000 3,956,815
First Help Financial Trust (FHF)
Series 2023-1A Class A2 –6.57% 6/15/28
(b)
330,564 331,729
Series 2023-2A Class A2 –6.79% 10/15/29
(b)
368,805 371,894
First Investors Auto Owner Trust (FIAOT)
Series 2022-2A Class D –8.71% 10/16/28
(b)
1,000,000 1,022,243
Flagship Credit Auto Trust (FCAT)
Series 2021-1 Class E –2.72% 4/17/28
(b)
1,500,000 1,491,848
Series 2021-4 Class D –2.26% 12/15/27
(b)
350,000 337,091

The accompanying notes form an integral part of these financial statements.
Core Plus Income Fund
(Continued)
Schedule of Investments
March 31, 2026
a
a a
$ Principal
Amount $ Value
GLS Auto Receivables Issuer Trust (GCAR)
Series 2021-4A Class D –2.48% 10/15/27
(b)
138,659 138,087
LAD Auto Receivables Trust (LADAR)
Series 2022-1A Class C –6.85% 4/15/30
(b)
1,775,623 1,786,706
Series 2023-1A Class D –7.3% 6/17/30
(b)
3,000,000 3,025,760
Series 2023-4A Class C –6.76% 3/15/29
(b)
1,510,000 1,544,108
Lendbuzz Auto Receivables Trust (LBZZ)
Series 2024-A Class A –5.79% 5/15/31
(b)
8,346,809 8,402,340
Series 2025-A Class A –5.49% 12/31/99
(b)
6,185,809 6,197,256
Lendbuzz Securitization Trust (LBZZ)
Series 2023-1A Class A2 –6.92% 8/15/28
(b)
891,172 899,970
Series 2023-3A Class A2 –7.5% 12/15/28
(b)
2,239,768 2,276,734
Series 2024-1A Class A2 –6.19% 8/15/29
(b)
655,060 658,114
Series 2024-2A Class A2 –5.99% 5/15/29
(b)
2,114,753 2,127,504
Series 2024-2A Class C –7.45% 5/15/31
(b)
1,500,000 1,547,261
Series 2024-3A Class A2 –4.97% 10/15/29
(b)
1,113,399 1,114,489
Series 2026-1A Class C –5.74% 9/15/31
(b)
682,047 684,561
Series 2026-1A Class D –6.86% 2/15/33
(b)
682,047 687,899
Prestige Auto Receivables Trust (PART)
Series 2022-1A Class C –7.09% 8/15/28
(b)
3,414 3,417
Series 2025-1A Class C –5.52% 2/15/30
(b)
1,000,000 1,005,515
Research-Driven Pagaya Motor Asset Trust (RPM)
Series 2025-1A Class B –5.49% 6/27/33
(b)
2,179,054 2,186,075
United Auto Credit Securitization Trust (UACST)
Series 2024-1 Class C –7.06% 10/10/29
(b)
761,288 761,757
Series 2024-1 Class D –8.3% 11/12/29
(b)
8,660,000 8,780,396
Series 2025-1 Class C –5.15% 6/10/30
(b)
5,660,000 5,670,541
Series 2025-1 Class D –5.96% 7/10/30
(b)
12,000,000 12,021,528
Series 2025-1 Class E –7.71% 10/10/31
(b)
6,000,000 6,019,303
Series 2026-1 Class C –5.06% 6/10/31
(b)
3,750,000 3,742,252
Series 2026-1 Class D –5.65% 7/10/31
(b)
12,000,000 11,937,269
a
108,653,819
a
Cell Tower
VB-S1 Issuer LLC (VBTEL)
Series 2024-1A Class C2 –5.59% 5/15/54
(b)
7,500,000 7,556,851
a
Collateralized Loan Obligations
ASP PIF CLO I LLC (ASP)
Series 2025-1A Class A1 –5.14% 1/15/38 Floating Rate
(TSFR3M + 148)
(b) (c)
4,750,000 4,760,361
Audax Senior Debt CLO 9 LLC (AUDAX)
Series 2024-9A Class A1 –5.77% 4/20/36 Floating Rate
(TSFR3M + 210)
(b) (c)
4,000,000 4,009,565
BCRED MML CLO LLC (BXCMM)
Series 2022-1A Class A1 –5.32% 4/20/35 Floating Rate
(TSFR3M + 165)
(b) (c)
1,000,000 1,000,340
BlackRock Elbert CLO V LLC (ELB)
Series 5A Class AR –5.52% 6/15/34 Floating Rate
(TSFR3M + 185)
(b) (c)
1,006,991 1,007,543
Cerberus Loan Funding LII LLC (CERB)
Series 2025-3A Class A –5.19% 10/15/37 Floating Rate
(TSFR3M + 152)
(b) (c)
2,500,000 2,504,476
Cerberus Loan Funding XXXII, LP (CERB)
Series 2021-2A Class B –5.83% 4/22/33 Floating Rate
(TSFR3M + 216)
(a) (b) (c)
1,500,000 1,503,056
Cerberus Loan Funding XXXVII, LP (CERB)
Series 2022-1A Class A2 –4.02% 4/15/34
(b)
1,750,000 1,728,193
a
a a
$ Principal
Amount $ Value
CIFC LBC Middle Market CLO LLC (CLBC)
Series 2023-1A Class BR –5.57% 10/20/37 Floating
Rate (TSFR3M + 190)
(b) (c)
4,500,000 4,503,774
Series 2023-1A Class CR –5.97% 10/20/37 Floating
Rate (TSFR3M + 230)
(b) (c)
5,000,000 5,001,665
Series 2023-1A Class D1R –7.07% 10/20/37 Floating
Rate (TSFR3M + 340)
(b) (c)
10,500,000 10,370,145
Deerpath Capital CLO Ltd. (DPATH)
Series 2024-1A Class A1 –5.72% 7/15/36 Floating Rate
(TSFR3M + 205)
(a) (b) (c)
5,000,000 5,011,044
Fortress Credit Opportunities IX CLO Ltd. (FCO)
Series 2017-9A Class A1TR –5.48% 10/15/33 Floating
Rate (TSFR3M + 181)
(a) (b) (c)
1,314,492 1,315,874
Fortress Credit Opportunities XV CLO Ltd. (FCO)
Series 2021-15A Class B –5.78% 4/25/33 Floating Rate
(TSFR3M + 211)
(a) (b) (c)
1,500,000 1,503,018
Fortress Credit Opportunities XXXI CLO, Ltd. (FCO)
Series 2025-31A Class D –5.97% 7/20/33 Floating Rate
(TSFR3M + 230)
(a) (b) (c)
22,000,000 21,608,062
Fortress Credit Opportunities XXXV CLO, Ltd. (FCO)
Series 2025-35A Class D –7.17% 7/20/33 Floating Rate
(TSFR3M + 350)
(a) (b) (c)
9,750,000 9,603,419
Fortress Credit Opportunities XXXVII CLO, Ltd. (FCO)
Series 2025-37A Class C –7.17% 7/20/33 Floating Rate
(TSFR3M + 350)
(a) (b) (c)
16,000,000 15,758,455
Greensledge Capital Markets (GCM)
Series 2025-1A Class A –6.92% 6/20/36
(b)
10,000,000 9,673,927
Guggenheim Investments Private Debt Fund IV Rated
Note Feeder LLC (GCFRF)
Series 2025-1A Class A1 –6.84% 4/10/38 Floating Rate
(TSFR3M + 300)
(b) (c) (d)
13,867,930 13,867,930
Monroe Capital ABS Funding II Ltd. (MCAF)
Series 2023-1A Class A1R –6.77% 7/22/34
(b)
5,250,000 5,261,132
Series 2023-1A Class B1R –7.83% 7/22/34
(b)
2,500,000 2,533,019
Monroe Capital MML CLO XII Ltd. (MCMML)
Series 2021-2A Class C –6.59% 9/14/33 Floating Rate
(TSFR3M + 291)
(a) (b) (c)
2,000,000 2,005,438
Monroe Capital MML CLO XVI Ltd. (MCMML)
Series 2024-1A Class D –8.07% 7/23/36 Floating Rate
(TSFR3M + 440)
(a) (b) (c)
11,600,000 11,460,698
New Mountain Guardian IV Income Rated Feeder II, Ltd.
(NMRF)
Series 2024-1A Class B –7.85% 4/5/37 Floating Rate
(TSFR3M + 400)
(a) (b) (c)
4,765,000 4,714,644
Series 2024-1A Class C –9.85% 4/5/37 Floating Rate
(TSFR3M + 600)
(a) (b) (c)
3,825,000 3,817,392
Series 2024-1A Class D –12.25% 4/5/37 Floating Rate
(TSFR3M + 840)
(a) (b) (c)
3,000,000 2,969,013
NXT Capital CLO LLC (NXTC)
Series 2024-1A Class D –7.92% 1/15/37 Floating Rate
(TSFR3M + 425)
(b) (c)
8,600,000 8,443,444
Silver Point SCF CLO V, Ltd. (SPCSL)
Series 2025-1A Class A1 –5.17% 4/20/38 Floating Rate
(TSFR3M + 150)
(a) (b) (c)
2,875,000 2,880,974
Silver Point SCF CLO VII, Ltd. (SPCSL)
Series 2025-2A Class A1 –5.37% 7/15/37 Floating Rate
(TSFR3M + 170)
(a) (b) (c)
5,000,000 5,012,563
Starwood Commercial Mortgage Trust (STWD)
Series 2024-SIF4A Class B –5.77% 10/17/36 Floating
Rate (TSFR3M + 210)
(b) (c)
5,000,000 4,975,385
Series 2024-SIF4A Class D –7.67% 10/17/36 Floating
Rate (TSFR3M + 400)
(b) (c)
13,200,000 13,257,491
Series 2025-SIF6A Class A1 –5.47% 10/17/37 Floating
Rate (TSFR3M + 155)
(b) (c)
7,400,000 7,399,656

The accompanying notes form an integral part of these financial statements.
Core Plus Income Fund
(Continued)
Schedule of Investments
March 31, 2026
a
a a
$ Principal
Amount $ Value
Windhill CLO 1, Ltd. (WNDHL)
Series 2023-1A Class C –8.17% 10/22/35 Floating Rate
(TSFR3M + 450)
(a) (b) (c)
9,200,000 9,196,642
Windhill CLO 2, Ltd. (WNDHL)
Series 2024-1A Class A –5.37% 10/20/36 Floating Rate
(TSFR3M + 170)
(a) (b) (c)
4,000,000 4,003,527
Windhill CLO 4, Ltd. (WINDHL)
Series 2025-1A Class A –5.27% 10/22/37 Floating Rate
(TSFR3M + 150)
(a) (b) (c)
5,000,000 5,010,237
a
207,672,102
a
Consumer & Specialty Finance
Bankers Healthcare Group Securitization Trust (BHG)
Series 2021-A Class A –1.42% 11/17/33
(b)
19,638 19,548
Series 2023-B Class A –6.92% 12/17/36
(b)
520,699 541,558
Foundation Finance Trust (FFIN)
Series 2021-1A Class B –1.87% 5/15/41
(b)
1,590,580 1,525,786
Hilton Grand Vacations Trust (HGVT)
Series 2020-AA Class B –4.22% 2/25/39
(b)
69,997 69,599
LendingPoint Asset Securitization Trust (LDPT)
Series 2020-REV1 Class C –7.7% 10/15/28
(b)
1,015,915 1,015,916
Pagaya AI Debt Trust (PAID)
Series 2024-3 Class B –6.57% 10/15/31
(b)
3,427,096 3,429,073
Theorem Funding Trust (THRM)
Series 2022-2A Class B –9.27% 12/15/28
(b)
530,753 531,429
a
7,132,909
a
Data Center
Compass Datacenters Issuer II LLC (CMPDC)
Series 2024-1A Class A1 –5.25% 2/25/49
(b)
3,250,000 3,248,085
Series 2024-2A Class A1 –5.02% 8/25/49
(b)
7,750,000 7,694,230
Compass Datacenters Issuer III LLC (CMDC)
Series 2025-1A Class A2 –5.66% 2/25/50
(b)
6,500,000 6,536,773
CyrusOne Data Centers Issuer I LLC (CYRUS)
Series 2025-1A Class A2 –5.91% 2/20/50
(b)
12,500,000 12,560,542
Databank Issuer LLC (COLO)
Series 2024-1A Class A2 –5.3% 1/26/54
(b)
5,750,000 5,668,687
Retained Vantage Data Centers Issuer LLC (VDCR)
Series 2024-1A Class A2 –4.99% 9/15/49
(b)
3,500,000 3,408,473
Series 2024-1A Class B –5.78% 9/15/49
(b)
2,000,000 1,943,416
Scalelogix ABS US Issuer LLC (SCLGX)
Series 2025-1A Class A2 –5.67% 7/25/55
(b)
10,000,000 9,853,512
Stack Infrastructure Issuer LLC (SIDC)
Series 2023-3A Class A2 –5.9% 10/25/48
(b)
4,250,000 4,268,481
Series 2025-1A Class A2 –5% 5/25/50
(b)
3,000,000 2,960,094
Switch ABS Issuer, LLC (SWTCH)
Series 2024-1A Class A2 –6.28% 3/25/54
(b)
6,600,000 6,664,570
Series 2024-2A Class C –10.03% 6/25/54
(b)
10,000,000 10,206,958
a
75,013,821
a
Equipment
Amur Equipment Finance Receivables XII LLC (AXIS)
Series 2023-1A Class A2 –6.09% 12/20/29
(b)
184,444 185,545
OWN Equipment Fund I LLC (EQS)
Series 2024-2M Class A –5.7% 12/20/32
(b)
13,153,120 13,251,637
OWN Equipment Fund III LLC (EQS)
Series 2025-2M Class A –5.42% 3/27/34
(b)
5,017,864 5,007,192
a
18,444,374
a
a a
$ Principal
Amount $ Value
a
Fiber
ALLO Issuer LLC (ALLO)
Series 2024-1A Class A2 –5.94% 7/20/54
(b)
3,000,000 3,029,550
Series 2024-1A Class B –7.15% 7/20/54
(b)
2,500,000 2,553,176
Series 2024-1A Class C –11.19% 7/20/54
(b)
7,500,000 7,894,122
Series 2025-1A Class B –6.16% 4/20/55
(b)
1,500,000 1,519,676
Series 2025-1A Class C –8.1% 4/20/55
(b)
4,000,000 4,060,205
Hotwire Funding LLC (HWIRE)
Series 2024-1A Class C –9.19% 6/20/54
(b)
6,000,000 6,225,292
Lightpath Fiber Issuer LLC (LPATH)
Series 2026-1A Class A2 –5.6% 3/25/56
(b)
8,200,000 8,197,268
Metronet Infrastructure Issuer LLC (MNET)
Series 2025-2A Class A2 –5.4% 8/20/55
(b)
5,000,000 5,049,269
Series 2025-4A Class A2 –5.16% 12/20/55
(b)
5,100,000 5,088,323
Zayo Issuer LLC (ZAYO)
Series 2025-1A Class A2 –5.65% 3/20/55
(b)
8,250,000 8,336,307
a
51,953,188
a
Financials
New Mountain Asset-Backed Security Issuer I LLC (NMNL)
Series 2025-1A Class A –5.14% 11/22/55
(b)
10,613,932 10,412,044
Series 2025-1A Class B –5.33% 11/22/55
(b)
7,242,448 7,105,108
Series 2025-1A Class C –6.07% 11/22/55
(b)
24,500,000 24,063,567
a
41,580,719
a
Other
Adams Outdoor Advertising, LP (ADMSO)
Series 2023-1 Class A2 –6.97% 7/15/53
(b)
6,000,000 6,068,365
Bojangles Issuer LLC (BOJA)
Series 2024-1A Class A2 –6.58% 11/20/54
(b)
19,402,500 19,535,733
Cogent Ipv4 LLC (CGNT)
Series 2024-1A Class A2 –7.92% 5/25/54
(b)
2,250,000 2,326,425
Series 2025-1A Class A2 –6.65% 4/25/55
(b)
19,000,000 19,470,375
ExteNet Issuer LLC (EXTNT)
Series 2024-1A Class A2 –5.34% 7/25/54
(b)
2,000,000 2,007,088
Series 2024-1A Class C –9.05% 7/25/54
(b)
5,000,000 5,151,911
Jersey Mike's Funding LLC (JMIKE)
Series 2024-1A Class A2 –5.64% 2/15/55
(b)
7,920,000 8,021,495
LMDV Issuer Co. LLC (LMDV)
Series 2025-1A Class A2 –5.31% 12/15/55
(b)
13,700,000 13,702,559
Oxford Finance Funding Trust (OXFIN)
Series 2023-1A Class A2 –6.72% 2/15/31
(b)
3,613,993 3,640,804
PSP Master Issuer LLC (PSP)
Series 2025-1A Class A2 –6.82% 1/30/56
(b)
31,850,000 31,417,305
TSC SPV Funding LLC (TROP)
Series 2024-1A Class A2 –6.29% 8/20/54
(b)
16,787,500 16,978,626
Zaxby's Funding LLC (ZAXBY)
Series 2021-1A Class A2 –3.24% 7/30/51
(b)
1,193,750 1,133,873
129,454,559
a
Total Asset-Backed Securities (Cost $645,100,124) 647,462,342

The accompanying notes form an integral part of these financial statements.
Core Plus Income Fund
(Continued)
Schedule of Investments
March 31, 2026
Commercial Mortgage-Backed Securities - 6.6% a
a a
$ Principal
Amount $ Value
A10 Issuer LLC (A10)
Series 2025-FL6 Class AS –5.56% 5/15/42 Floating
Rate (TSFR1M + 189)
(b)
5,000,000 4,994,344
Series 2025-FL6 Class B –6.06% 5/15/42 Floating Rate
(TSFR1M + 239)
(b)
5,900,000 5,888,605
Series 2025-FL6 Class C –6.46% 5/15/42 Floating Rate
(TSFR1M + 279)
(b)
5,650,000 5,639,188
Series 2025-FL6 Class D –7.06% 5/15/42 Floating Rate
(TSFR1M + 339)
(b)
4,619,000 4,610,611
Acrec LLC (ACREC)
Series 2025-FL3 Class C –5.97% 8/18/42 Floating Rate
(TSFR1M + 229)
(b)
2,400,000 2,398,364
ACREC, Ltd. (ACREC)
Series 2021-FL1 Class D –6.44% 10/16/36 Floating Rate
(TSFR1M + 276)
(a) (b)
4,800,000 4,818,463
Series 2021-FL1 Class E –6.79% 10/16/36 Floating Rate
(TSFR1M + 311)
(a) (b)
16,482,000 16,576,241
Arbor Realty Collateralized Loan Obligation, Ltd. (ARCLO)
Series 2025-BTR1 Class B –6.86% 1/20/41 Floating
Rate (TSFR1M + 319)
(b)
7,000,000 7,003,599
Series 2025-BTR1 Class C –7.36% 1/20/41 Floating Rate
(TSFR1M + 369)
(b)
7,000,000 7,003,503
Series 2025-BTR1 Class D –8.12% 1/20/41 Floating Rate
(TSFR1M + 444)
(b)
10,000,000 10,013,354
Arbor Realty Commercial Real Estate (ARCLO)
Series 2025-FL1 Class C –6.37% 1/20/43 Floating Rate
(TSFR1M + 269)
(b)
2,500,000 2,500,266
AREIT LLC (AREIT)
Series 2023-CRE8 Class B –7% 8/17/41 Floating Rate
(TSFR1M + 332)
(a) (b)
5,000,000 5,009,385
Series 2023-CRE8 Class C –7.7% 8/17/41 Floating Rate
(TSFR1M + 402)
(a) (b)
5,000,000 5,001,538
Series 2023-CRE8 Class D –9.05% 8/17/41 Floating
Rate (TSFR1M + 537)
(a) (b)
3,000,000 3,004,454
AREIT, Ltd. (AREIT)
Series 2024-CRE9 Class AS –5.91% 5/17/41 Floating
Rate (TSFR1M + 224)
(a) (b)
5,000,000 4,998,007
Series 2024-CRE9 Class B –6.21% 5/17/41 Floating Rate
(TSFR1M + 254)
(a) (b)
3,000,000 2,995,097
Series 2025-CRE10 Class A –5.07% 12/17/29 Floating
Rate (TSFR1M + 139)
(a) (b)
5,000,000 4,992,726
BDS Ltd. (BDS)
Series 2021-FL10 Class C –6.09% 12/16/36 Floating
Rate (TSFR1M + 241)
(a) (b)
1,250,000 1,253,787
Brightspire Capital, Inc. (BRSP)
Series 2024-FL2 Class E –10.22% 8/19/37 Floating Rate
(TSFR1M + 654)
(a) (b)
8,000,000 8,162,907
BRSP Ltd. (BRSP)
Series 2024-FL2 Class A –5.62% 8/19/37 Floating Rate
(TSFR1M + 195)
(a) (b)
5,000,000 4,999,342
Series 2024-FL2 Class D –8.52% 8/19/37 Floating Rate
(TSFR1M + 484)
(a) (b)
13,000,000 12,880,257
BSPRT Issuer, Ltd. (BSPRT)
Series 2022-FL8 Class C –5.97% 2/15/37 Floating Rate
(SOFR30A + 230)
(a) (b)
200,000 200,999
Dwight Issuer LLC (DWIGHT)
Series 2025-FL1 Class A –5.34% 6/18/42 Floating Rate
(TSFR1M + 166)
(b)
2,500,000 2,504,551
Series 2025-FL1 Class AS –5.97% 6/18/42 Floating
Rate (TSFR1M + 229)
(b)
10,000,000 10,012,198
FS Rialto Issuer LLC (FSRIA)
Series 2021-FL2 Class D –6.59% 5/16/38 Floating Rate
(TSFR1M + 291)
(b)
6,500,000 6,575,051
a
a a
$ Principal
Amount $ Value
Series 2021-FL2 Class E –7.24% 5/16/38 Floating Rate
(TSFR1M + 356)
(b)
1,000,000 952,937
Series 2021-FL3 Class E –6.64% 11/16/36 Floating Rate
(TSFR1M + 296)
(a) (b)
8,165,500 8,231,751
Government National Mortgage Association (GNR)
Series 2018-52 Class AE –2.75% 5/16/51 72,768 67,384
GPMT Ltd. (GPMT)
Series 2021-FL3 Class AS –5.64% 7/16/35 Floating Rate
(TSFR1M + 196)
(a) (b)
6,341,850 6,341,782
Series 2021-FL4 Class B –5.74% 12/15/36 Floating Rate
(TSFR1M + 206)
(a) (b)
1,000,000 994,983
Series 2021-FL4 Class C –6.14% 12/15/36 Floating Rate
(TSFR1M + 246)
(a) (b)
13,000,000 12,407,732
Hilton USA Trust (HILT)
Series 2016-SFP Class E –5.52% 11/5/35
(b) (e)
840,000 2,087
LMNT LLC (LMNT)
Series 2025-FL3 Class C –6.42% 7/21/43 Floating Rate
(TSFR1M + 275)
(b)
8,800,000 8,788,122
LoanCore Issuer Ltd. (LNCR)
Series 2021-CRE5 Class AS –5.54% 7/15/36 Floating
Rate (TSFR1M + 186)
(a) (b)
38,409 38,436
Series 2021-CRE5 Class B –5.79% 7/15/36 Floating
Rate (TSFR1M + 211)
(a) (b)
1,407,000 1,405,335
Series 2021-CRE5 Class C –6.14% 7/15/36 Floating Rate
(TSFR1M + 246)
(a) (b)
4,900,000 4,893,888
Series 2021-CRE5 Class D –6.79% 7/15/36 Floating
Rate (TSFR1M + 311)
(a) (b)
1,300,000 1,307,319
Series 2021-CRE5 Class E –7.54% 7/15/36 Floating Rate
(TSFR1M + 386)
(a) (b)
8,500,000 8,492,590
Series 2021-CRE6 Class AS –5.44% 11/15/38 Floating
Rate (TSFR1M + 176)
(a) (b)
5,500,000 5,508,202
Series 2021-CRE6 Class E –7.24% 11/15/38 Floating
Rate (TSFR1M + 356)
(a) (b)
3,000,000 2,994,505
Series 2022-CRE7 Class E –7.42% 1/17/37 Floating Rate
(SOFR30A + 375)
(a) (b)
5,450,000 5,441,478
Series 2025-CRE8 Class A –5.06% 8/17/42 Floating
Rate (TSFR1M + 139)
(b)
2,500,000 2,496,887
MF1, Ltd. (MF1)
Series 2022-FL8 Class E –6.83% 2/19/37 Floating Rate
(TSFR1M + 315)
(a) (b)
100,000 99,925
NRTH Commercial Mortgage Trust (NRTH)
Series 2025-PARK Class A –5.07% 10/15/40 Floating
Rate (TSFR1M + 139)
(b)
9,500,000 9,504,617
PFP Ltd. (PFP)
Series 2024-11 Class C –6.66% 9/17/39 Floating Rate
(TSFR1M + 299)
(a) (b)
3,902,498 3,913,749
Series 2024-11 Class D –7.76% 9/17/39 Floating Rate
(TSFR1M + 409)
(a) (b)
5,000,000 5,013,822
SKY Trust (SKY)
Series 2025-LINE Class A –6.26% 4/15/42 Floating
Rate (TSFR1M + 259)
(b)
9,034,807 9,086,415
Series 2025-LINE Class C –8.11% 4/15/42 Floating Rate
(TSFR1M + 444)
(b)
5,467,084 5,505,507
STWD Ltd. (STWD)
Series 2021-FL2 Class C –5.89% 4/18/38 Floating Rate
(TSFR1M + 221)
(a) (b)
2,109,000 2,129,937
Series 2022-FL3 Class AS –5.47% 11/15/38 Floating
Rate (SOFR30A + 180)
(a) (b)
130,000 129,747
Series 2022-FL3 Class E –6.92% 11/15/38 Floating Rate
(SOFR30A + 325)
(a) (b)
2,320,000 2,324,533
SWCH Commercial Mortgage Trust (SWCH)
Series 2025-DATA Class B –5.51% 2/15/42 Floating
Rate (TSFR1M + 184)
(b)
15,000,000 14,817,513

The accompanying notes form an integral part of these financial statements.
Core Plus Income Fund
(Continued)
Schedule of Investments
March 31, 2026
a
a a
$ Principal
Amount $ Value
TPG Real Estate Finance (TRTX)
Series 2022-FL5 Class AS –5.83% 2/15/39 Floating
Rate (TSFR1M + 215)
(a) (b)
6,585,000 6,601,961
TRTX Issuer, Ltd. (TRTX)
Series 2022-FL5 Class C –6.43% 2/15/39 Floating Rate
(TSFR1M + 275)
(a) (b)
5,000,000 5,030,443
a
Total Commercial Mortgage-Backed Securities (Cost $278,677,037) 278,560,424
Mortgage-Backed Securities - 29.0% a
Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
Series 5026 Class DH –1.75% 9/25/43 302,236 279,535
Series 4949 Class BC –2.25% 3/25/49 157,163 142,159
a
Pass-Through Securities
Pool# C91945 – 3% 8/1/37 170,366 161,191
Pool# RA7183 – 4% 4/1/52 10,231,860 9,677,656
Pool# RA7773 – 4% 8/1/52 10,260,626 9,702,249
Pool# SD8245 – 4.5% 9/1/52 16,696,251 16,202,391
Pool# SD8244 – 4% 9/1/52 6,790,110 6,439,221
Pool# SD8257 – 4.5% 10/1/52 45,699,060 44,319,097
Pool# SD8258 – Series 8258 5% 10/1/52 7,508,523 7,449,221
Pool# SD8266 – 4.5% 11/1/52 9,523,964 9,235,398
Pool# SD8267 – Series 8267 5% 11/1/52 3,071,575 3,053,146
Pool# SD4712 – 4.5% 12/1/52 23,897,300 23,173,274
Pool# SD8290 – 6% 1/1/53 2,867,692 2,945,283
Pool# SD2473 – 5% 2/1/53 11,584,009 11,492,444
Pool# SD8306 – 4.5% 3/1/53 17,770,195 17,204,293
Pool# SD8323 – Series 8323 5% 5/1/53 5,624,244 5,576,648
Pool# SD8324 – Series 8324 5.5% 5/1/53 6,524,725 6,582,471
Pool# SD8329 – 5% 6/1/53 12,055,377 11,952,738
Pool# SD3386 – 5.5% 7/1/53 4,072,582 4,110,496
Pool# SD8341 – Series 8341 5% 7/1/53 8,525,361 8,442,237
Pool# SD8342 – Series 8342 5.5% 7/1/53 10,571,608 10,664,313
Pool# SD8350 – 6% 8/1/53 5,678,023 5,817,018
Pool# SD5089 – 4.5% 8/1/53 44,517,271 43,114,751
Pool# SD3857 – 6% 9/1/53 6,069,441 6,218,816
Pool# SD8362 – 5.5% 9/1/53 15,214,896 15,343,261
Pool# SD8361 – 5% 9/1/53 2,080,706 2,060,419
Pool# SD8366 – 5% 10/1/53 21,665,055 21,453,817
Pool# SD6291 – 4.5% 10/1/53 7,351,979 7,117,466
Pool# SD8374 – 6.5% 11/1/53 2,308,140 2,390,371
Pool# SD8372 – 5.5% 11/1/53 13,523,829 13,628,024
Pool# SD4977 – 5% 11/1/53 20,356,008 20,156,678
Pool# SD8383 – 5.5% 12/1/53 17,720,821 17,845,123
Pool# SD8395 – 5.5% 1/1/54 20,031,873 20,177,028
Pool# SD8400 – 5% 2/1/54 17,350,156 17,149,024
Pool# SD8408 – 5.5% 3/1/54 19,227,207 19,344,500
Pool# SD8417 – 4.5% 3/1/54 13,104,358 12,676,201
Pool# SD8421 – 6% 4/1/54 3,196,235 3,262,996
Pool# SD8420 – 5.5% 4/1/54 9,046,961 9,102,151
Pool# SD8419 – 5% 4/1/54 30,612,572 30,238,840
Pool# SD8430 – 5% 5/1/54 5,080,043 5,017,893
Pool# SD8438 – 5.5% 6/1/54 14,390,412 14,477,467
Pool# SD6265 – 5.5% 6/1/54 7,543,649 7,588,805
Pool# SD8447 – 6% 7/1/54 3,085,100 3,148,155
Pool# SD6319 – 5.5% 9/1/54 6,387,178 6,423,867
Pool# SD8461 – 5% 9/1/54 7,143,529 7,052,217
a
a a
$ Principal
Amount $ Value
Pool# SD8474 – 5% 11/1/54 71,393,395 70,507,099
Pool# SD8493 – 5.5% 12/1/54 28,111,889 28,269,074
Pool# SD8491 – 5% 12/1/54 18,935,225 18,699,184
Pool# SD7379 – 5.5% 1/1/55 12,901,832 12,973,904
Pool# SD8521 – 4% 4/1/55 7,524,244 7,107,163
Pool# SD8533 – 5.5% 5/1/55 6,790,751 6,828,723
663,995,496
a
Federal National Mortgage Association
Collateralized Mortgage Obligations
Series 2013-130 Class CA –2.5% 6/25/43 65,555 62,578
Series 2013-130 Class CD –3% 6/25/43 119,190 115,208
a
Pass-Through Securities
Pool# 468516 – 5.17% 6/1/28 182,970 184,289
Pool# MA3443 – 4% 8/1/48 76,045 72,804
Pool# FM5733 – 2% 1/1/51 995,391 821,469
Pool# BV2634 – 4% 7/1/52 7,762,170 7,332,011
Pool# MA4733 – 4.5% 9/1/52 5,567,179 5,399,642
Pool# CB5580 – 4.5% 10/1/52 4,789,384 4,644,277
Pool# MA4785 – Series 4785 5% 10/1/52 9,873,381 9,795,401
Pool# MA4806 – Series 4806 5% 11/1/52 3,006,878 2,983,131
Pool# FS8486 – 4.5% 12/1/52 21,605,216 20,950,585
Pool# MA4941 – 5.5% 3/1/53 5,582,002 5,633,110
Pool# MA5009 – 5% 5/1/53 24,734,712 24,524,122
Pool# MA5040 – 6% 6/1/53 1,212,631 1,243,312
Pool# MA5039 – 5.5% 6/1/53 5,780,710 5,831,872
Pool# MA5038 – Series 5038 5% 6/1/53 2,740,349 2,717,018
Pool# FS6837 – 5.5% 7/1/53 16,445,588 16,577,974
Pool# MA5071 – 5% 7/1/53 19,123,500 18,954,797
Pool# MA5167 – 6.5% 10/1/53 1,400,306 1,451,738
Pool# MA5166 – 6% 10/1/53 4,235,713 4,333,599
Pool# MA5164 – 5% 10/1/53 8,571,776 8,488,242
Pool# MA5192 – 6.5% 11/1/53 3,102,259 3,212,780
Pool# MA5191 – 6% 11/1/53 3,172,600 3,252,054
Pool# MA5216 – 6% 12/1/53 5,839,860 5,966,251
Pool# MA5215 – 5.5% 12/1/53 17,616,057 17,747,743
Pool# MA5271 – 5.5% 2/1/54 13,204,573 13,291,178
Pool# CB7972 – 5% 2/1/54 8,825,389 8,725,459
Pool# MA5296 – 5.5% 3/1/54 29,078,451 29,262,505
Pool# MA5294 – 5% 3/1/54 8,564,121 8,464,840
Pool# MA5331 – 5.5% 4/1/54 16,708,068 16,809,994
Pool# MA5327 – 5% 4/1/54 3,904,947 3,857,273
Pool# MA5326 – 4.5% 4/1/54 5,863,602 5,664,778
Pool# DB1847 – 5.5% 5/1/54 4,577,596 4,607,493
Pool# MA5387 – 5% 6/1/54 27,414,503 27,077,702
Pool# MA5386 – 4.5% 6/1/54 7,303,337 7,055,687
Pool# MA5420 – 5.5% 7/1/54 7,640,555 7,686,777
Pool# MA5419 – 5% 7/1/54 11,744,507 11,599,918
Pool# MA5443 – 5% 8/1/54 31,686,033 31,280,496
Pool# MA5470 – 5.5% 9/1/54 12,465,016 12,537,886
Pool# MA5468 – 4.5% 9/1/54 16,434,913 15,877,600
Pool# MA5496 – 5% 10/1/54 30,016,170 29,644,313
Pool# MA5495 – 4.5% 10/1/54 1,652,116 1,596,092
Pool# MA5530 – 5% 11/1/54 19,352,866 19,112,117
Pool# MA5529 – 4.5% 11/1/54 7,374,963 7,124,869
Pool# MA5586 – 5.5% 1/1/55 8,262,083 8,308,236
Pool# MA5585 – 5% 1/1/55 17,810,793 17,582,827
Pool# MA5613 – 5% 2/1/55 43,431,109 42,875,222

The accompanying notes form an integral part of these financial statements.
Core Plus Income Fund
(Continued)
Schedule of Investments
March 31, 2026
a
a a
$ Principal
Amount $ Value
Pool# MA5759 – 5% 7/1/55 9,522,317 9,400,188
511,739,457
a
Government National Mortgage Association
Collateralized Mortgage Obligations
Series 2021-29 Class CY –3% 9/20/50 997,083 795,635
a
Non-Government Agency
Collateralized Mortgage Obligations
Chase Home Lending Mortgage Trust (CHASE)
Series 2024-1 Class A3 –6% 1/25/55
(b) (c)
4,091,472 4,125,124
Series 2024-2 Class A3 –6% 2/25/55
(b) (c)
5,771,193 5,815,198
Series 2024-5 Class A2 –6% 4/25/55
(b) (c)
5,847,385 5,891,971
Series 2024-8 Class A3 –5.5% 8/25/55
(b) (c)
1,974,783 1,966,468
Flagstar Mortgage Trust (FSMT)
Series 2017-1 Class 2A2 –3% 3/25/47
(b) (c)
21,030 19,581
GS Mortgage-Backed Securities Trust (GSMBS)
Series 2023-PJ3 Class A3 –5% 10/27/53
(b) (c)
3,630,409 3,558,115
Series 2024-PJ5 Class A3 –6% 9/25/54
(b) (c)
3,769,244 3,797,984
JPMorgan Mortgage Trust (JPMMT)
Series 2016-3 Class 2A1 –2.93% 10/25/46
(b) (c)
26,024 24,575
Series 2017-3 Class 2A2 –2.5% 8/25/47
(b) (c)
37,091 32,491
Series 2018-6 Class 2A2 –3% 12/25/48
(b) (c)
8,146 7,818
Series 2023-3 Class A3A –5% 10/25/53
(b) (c)
3,291,062 3,225,525
Series 2023-4 Class 1A2 –6% 11/25/53
(b) (c)
1,839,391 1,853,416
Series 2023-9 Class A2 –6% 4/25/54
(b) (c)
1,927,841 1,942,540
Series 2023-10 Class A2 –6% 5/25/54
(b) (c)
1,218,644 1,227,936
Series 2024-2 Class A3 –6% 8/25/54
(b) (c)
1,266,929 1,275,798
Series 2024-4 Class A3 –6% 10/25/54
(b) (c)
2,378,493 2,396,629
Series 2024-6 Class A3 –6% 12/25/54
(b) (c)
2,415,386 2,433,803
Morgan Stanley Residential Mortgage Loan Trust (MSRM)
Series 2023-1 Class A1 –4% 2/25/53
(b) (c)
4,764,999 4,426,313
RCKT Mortgage Trust (RCKT)
Series 2021-3 Class A5 –2.5% 7/25/51
(b) (c)
1,127,653 1,018,484
Sequoia Mortgage Trust (SEMT)
Series 2023-3 Class A1 –6% 9/25/53
(b) (c)
3,029,651 3,052,753
Series 2024-1 Class A1 –5.57% 1/25/54
(b) (c)
7,144,072 7,131,848
a
Pass-Through Securities
Greenpoint Mortgage Pass-Through Certificates (GMSI)
Series 2003-1 Class A1 –6.74% 10/25/33
(c)
15,765 15,571
55,239,941
a
Total Mortgage-Backed Securities (Cost $1,218,615,914) 1,231,770,529
Municipal Bonds - 0.0% a
Detroit, MI City School District General Obligation Series
QSCB Q-SBLF, 6.65% 5/1/29 (Cost $517,327) 460,000 487,070
Term Loan - 2.0% a
a a
$ Principal
Amount $ Value
Communication Services
Versant Media Group, Inc. (VSNT)
10/23/30 2,500,000 2,500,787
a
Consumer Discretionary
Men's Wearhouse LLC/The
9.42% 1/28/31 15,000,000 15,014,100
a
Industrials
TransDigm, Inc.
6.16% 2/28/31 7,405,779 7,415,110
a
Information Technology
Project Alpha Intermediate Holding, Inc.
6.92% 10/28/30 1,000,000 762,275
Proofpoint, Inc.
6.67% 8/31/28 29,936,387 29,025,872
Rocket Software, Inc.
7.42% 11/28/28 30,000,000 28,843,800
58,631,947
a
Total Term Loan (Cost $83,429,093) 83,561,944
U.S. Treasuries - 29.2% a
U.S. Treasury Bonds
3.5% 2/15/39 2,100,000 1,895,578
4.5% 8/15/39 55,000,000 54,501,562
4.38% 11/15/39 101,500,000 99,041,797
4.63% 2/15/40 25,000,000 24,994,140
4.38% 5/15/40 90,000,000 87,454,688
4.25% 11/15/40 65,000,000 62,001,367
1.88% 2/15/41 11,500,000 7,971,162
4.38% 5/15/41 5,000,000 4,817,383
1.75% 8/15/41 4,000,000 2,675,547
2% 11/15/41 7,500,000 5,189,355
2.38% 2/15/42 28,000,000 20,414,844
3.25% 5/15/42 15,000,000 12,363,867
4% 11/15/42 107,500,000 97,306,396
3.88% 2/15/43 10,000,000 8,888,672
3.13% 2/15/43 25,000,000 20,025,391
3.88% 5/15/43 49,000,000 43,443,476
2.88% 5/15/43 2,000,000 1,536,719
4.38% 8/15/43 90,500,000 85,450,029
3.63% 8/15/43 17,000,000 14,523,711
4.75% 11/15/43 35,000,000 34,589,844
3.75% 11/15/43 6,000,000 5,200,781
4.5% 2/15/44 82,500,000 78,924,463
3.63% 2/15/44 15,500,000 13,171,367
4.63% 5/15/44 35,000,000 33,954,785
3.38% 5/15/44 15,500,000 12,673,066
4.13% 8/15/44 55,000,000 49,913,574
3.13% 8/15/44 27,500,000 21,567,090
4.63% 11/15/44 80,000,000 77,428,125
3% 11/15/44 24,000,000 18,384,375
4.75% 2/15/45 30,000,000 29,485,547
2.5% 2/15/45 21,000,000 14,733,633
5% 5/15/45 10,000,000 10,132,813

The accompanying notes form an integral part of these financial statements.
Core Plus Income Fund
(Continued)
Schedule of Investments
March 31, 2026
a
a a
$ Principal
Amount $ Value
3% 5/15/45 23,000,000 17,510,547
4.88% 8/15/45 5,000,000 4,984,766
3% 11/15/45 9,500,000 7,184,004
4.63% 2/15/46 20,000,000 19,282,812
2.5% 5/15/46 8,400,000 5,773,688
2.25% 8/15/46 2,500,000 1,630,176
3% 2/15/47 1,000,000 745,391
4.13% 8/15/53 13,000,000 11,404,453
U.S. Treasury Inflation Indexed Notes
2.38% 10/15/28 13,804,700 14,295,798
U.S. Treasury Notes
1.25% 9/30/28 5,000,000 4,696,387
1.88% 2/28/29 3,500,000 3,313,721
4% 10/31/29 10,000,000 10,041,211
1.75% 11/15/29 3,000,000 2,788,828
1.5% 2/15/30 5,250,000 4,805,083
4% 2/28/30 5,000,000 5,019,336
0.88% 11/15/30 8,000,000 6,974,375
1.13% 2/15/31 4,500,000 3,945,937
1.38% 11/15/31 5,500,000 4,770,713
1.88% 2/15/32 1,000,000 886,973
4.13% 11/15/32 7,000,000 7,003,828
4.5% 11/15/33 10,000,000 10,208,984
4.25% 11/15/34 21,000,000 20,997,949
4.25% 5/15/39 20,000,000 19,421,094
a
Total U.S. Treasuries (Cost $1,302,918,630) 1,242,341,201
Cash Equivalents - 1.1% a
Shares $ Value
a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 2.7% (Cost
$44,640,963)
(f)
44,640,963 44,640,963
a
Total Investments in Securities 101.2%
(Cost $4,343,052,634) 4,298,734,133
Other Liabilities in Excess of Other Assets -  (1.2%) (48,966,886)
Net Assets - 100% 4,249,767,247
(a) Foreign domiciled entity.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the total value of such securities was $1,378,914,177 or 32.45% of net assets.
(c) The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.
(d) This security is classified as Level 3 security within the fair value hierarchy. Level 3 security values are determined using significant unobservable inputs. As of March 31, 2026, the total value of such securities was $13,867,930 or 0.33% of net assets.
(e) Defaulted bond.
(f) Rate presented represents the 7-day average yield at March 31, 2026.

Large Cap Equity Fund
Schedule of Investments
March 31, 2026
The accompanying notes form an integral part of these financial statements.
Common Stocks - 95.8% a
Financials
% of Net
Assets Shares $ Value
Transaction & Payment Processing Services 12.8
Visa, Inc. - Class A 115,000 34,757,600
Mastercard, Inc. - Class A 62,000 30,978,920
Global Payments, Inc. 215,000 14,469,500
a
Multi-Sector Holdings 5.0
Berkshire Hathaway, Inc. - Class B
(a)
65,000 31,148,000
a
Insurance Brokers 4.4
Aon plc - Class A
(b)
85,000 27,436,300
a
22.2 138,790,320
Information Technology
Systems Software 6.9
Microsoft Corp. 95,000 35,166,150
Oracle Corp. 55,000 8,091,050
a
Semiconductors 6.8
Analog Devices, Inc. 93,500 29,746,090
Taiwan Semiconductor Manufacturing Co.,
Ltd. - ADR
(b)
20,000 6,759,000
NVIDIA Corp. 35,000 6,104,000
a
Application Software 3.6
Salesforce, Inc. 66,500 12,413,555
Constellation Software, Inc. Canada
(b)
5,500 9,654,910
a
IT Consulting & Other Services 2.2
Accenture plc - Class A
(b)
70,000 13,880,300
a
Semiconductor Materials & Equipment 1.2
ASML Holding NV
(b)
5,500 7,264,565
a
20.7 129,079,620
Health Care
Life Sciences Tools & Services 16.2
Danaher Corp. 270,000 51,192,000
Thermo Fisher Scientific, Inc. 76,250 37,479,163
Bio-Techne Corp. 240,000 12,542,400
a
Health Care Equipment 1.8
IDEXX Laboratories, Inc.
(a)
20,000 11,237,800
a
18.0 112,451,363
Industrials
Industrial Machinery & Supplies &
Components 4.6
IDEX Corp. 120,000 22,746,000
Ingersoll Rand, Inc. 78,000 6,249,360
a
Research & Consulting Services 3.5
Equifax, Inc. 120,000 21,608,400
a
Cargo Ground Transportation 2.0
Old Dominion Freight Line, Inc. 65,000 12,701,000
a
Industrials
% of Net
Assets Shares $ Value
a
Aerospace & Defense 0.6
HEICO Corp. - Class A 17,000 3,588,530
a
10.7 66,893,290
Communication Services
Interactive Media & Services 10.4
Alphabet, Inc. - Class C 126,500 36,287,790
Meta Platforms, Inc. - Class A 50,000 28,606,500
a
10.4 64,894,290
Consumer Discretionary
Broadline Retail 7.3
Amazon.com, Inc.
(a)
152,500 31,761,175
Mercadolibre, Inc.
(a) (b)
8,000 13,832,160
a
7.3 45,593,335
Materials
Construction Materials 4.8
Vulcan Materials Co. 110,000 29,953,000
Real Estate
Real Estate Services 1.7
CoStar Group, Inc.
(a)
265,000 10,690,100
a
Total Common Stocks (Cost $349,581,539) 598,345,318
Cash Equivalents - 4.3% a
a
$ Principal
Amount $ Value
a a a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 2.7%
(c)
19,500,119 19,500,119
U.S. Treasury Bill 3.37% 4/14/26
(d)
7,000,000 6,990,837
a
Total Cash Equivalents (Cost $26,490,966) 26,490,956
Total Investments in Securities - 100.1%
(Cost $376,072,505) 624,836,274
Other Liabilities in Excess of Other Assets -  (0.1%) (508,668)
Net Assets - 100% 624,327,606
(a) Non-income producing.
(b) Foreign domiciled entity.
(c) Rate presented represents the 7-day average yield at March 31, 2026.
(d) Interest rate presented represents the effective yield at March 31, 2026.

Multi Cap Equity Fund
Schedule of Investments
March 31, 2026
The accompanying notes form an integral part of these financial statements.
Common Stocks - 96.8% a
Financials
% of Net
Assets Shares $ Value
Transaction & Payment Processing Services 9.7
Visa, Inc. - Class A 78,500 23,725,840
Mastercard, Inc. - Class A 45,000 22,484,700
a
Multi-Sector Holdings 9.0
Berkshire Hathaway, Inc. - Class B
(a)
90,000 43,128,000
a
Insurance Brokers 4.6
Aon plc - Class A
(b)
67,500 21,787,649
a
23.3 111,126,189
Communication Services
Interactive Media & Services 11.6
Alphabet, Inc. - Class C 122,500 35,140,350
Meta Platforms, Inc. - Class A 35,000 20,024,550
a
Cable & Satellite 4.4
Liberty Broadband Corp.
(a)
Class C 330,000 16,599,000
Class A 90,000 4,519,800
a
Integrated Telecommunication Services 0.3
LICT Corp.
(a)
125 1,500,000
a
16.3 77,783,700
Industrials
Aerospace & Defense 7.1
HEICO Corp. - Class A 159,880 33,749,070
a
Industrial Machinery & Supplies &
Components 2.9
IDEX Corp. 55,000 10,425,250
Ingersoll Rand, Inc. 40,000 3,204,800
a
Cargo Ground Transportation 2.0
Old Dominion Freight Line, Inc. 50,000 9,770,000
a
Research & Consulting Services 1.9
Equifax, Inc. 50,000 9,003,500
a
13.9 66,152,620
Information Technology
Semiconductors 3.3
Texas Instruments, Inc. 80,000 15,531,200
a
Cable & Satellite 3.1
Sirius XM Holdings, Inc. 650,000 15,002,000
a
Application Software 3.1
ACI Worldwide, Inc.
(a)
360,000 14,763,600
a
IT Consulting & Other Services 2.3
Accenture plc - Class A
(b)
55,000 10,905,950
a
Systems Software 1.0
Microsoft Corp. 13,000 4,812,210
a
Information Technology
% of Net
Assets Shares $ Value
a
Technology Distributors 0.9
CDW Corp. of Delaware 35,000 4,235,700
a
13.7 65,250,660
Health Care
Life Sciences Tools & Services 6.6
Danaher Corp. 100,000 18,960,000
Bio-Techne Corp. 180,000 9,406,800
Repligen Corp.
(a)
25,000 2,945,500
a
Health Care Services 4.6
Labcorp Holdings, Inc. 82,000 21,878,420
a
Health Care Equipment 1.8
IDEXX Laboratories, Inc.
(a)
15,000 8,428,350
a
13.0 61,619,070
Materials
Construction Materials 7.8
Vulcan Materials Co. 70,000 19,061,000
Martin Marietta Materials, Inc. 31,200 18,366,816
a
Specialty Chemicals 2.6
Perimeter Solutions, Inc.
(a)
500,000 12,210,000
a
10.4 49,637,816
Real Estate
Real Estate Services 3.7
CoStar Group, Inc.
(a)
247,175 9,971,040
Altus Group, Ltd. Canada
(b)
225,000 7,723,205
a
3.7 17,694,245
Consumer Discretionary
Distributors 2.5
LKQ Corp. 400,000 11,748,000
a
Total Common Stocks (Cost $212,207,599) 461,012,300
Cash Equivalents - 3.3% a
a
$ Principal
Amount $ Value
a a a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 2.7%
(c)
10,478,793 10,478,793
U.S. Treasury Bill 3.37% 4/14/26
(d)
5,000,000 4,993,455
a
Total Cash Equivalents (Cost $15,472,256) 15,472,248
Total Investments in Securities - 100.1%
(Cost $227,679,855) 476,484,548
Other Liabilities in Excess of Other Assets -  (0.1%) (320,820)
Net Assets - 100% 476,163,728

The accompanying notes form an integral part of these financial statements.
Multi Cap Equity Fund
(Continued)
Schedule of Investments
March 31, 2026
(a) Non-income producing.
(b) Foreign domiciled entity.
(c) Rate presented represents the 7-day average yield at March 31, 2026.
(d) Interest rate presented represents the effective yield at March 31, 2026.

Partners III Opportunity Fund
Schedule of Investments
March 31, 2026
The accompanying notes form an integral part of these financial statements.
Common Stocks - 92.9% a
Financials
% of Net
Assets Shares $ Value
Multi-Sector Holdings 16.5
Berkshire Hathaway, Inc. - Class B
(a)
108,000 51,753,600
a
Transaction & Payment Processing Services 16.1
Visa, Inc. - Class A 55,000 16,623,200
Mastercard, Inc. - Class A 30,000 14,989,800
Euronet Worldwide, Inc.
(a)
160,000 10,619,200
Global Payments, Inc. 120,000 8,076,000
a
Insurance Brokers 4.6
Aon plc - Class A
(b)
45,000 14,525,100
a
37.2 116,586,900
Information Technology
Systems Software 5.9
Microsoft Corp. 50,000 18,508,500
a
Cable & Satellite 4.6
Sirius XM Holdings, Inc. 630,000 14,540,400
a
Semiconductors 4.0
Texas Instruments, Inc. 65,000 12,619,100
a
IT Consulting & Other Services 1.6
Accenture plc - Class A
(b)
25,000 4,957,250
a
Application Software 0.9
Salesforce, Inc. 15,000 2,800,050
a
17.0 53,425,300
Communication Services
Interactive Media & Services 9.6
Alphabet, Inc. - Class C 65,000 18,645,900
Meta Platforms, Inc. - Class A 20,000 11,442,600
a
Cable & Satellite 4.5
Liberty Broadband Corp.
(a)
Class C 240,000 12,072,000
Class A 40,000 2,008,800
a
14.1 44,169,300
Health Care
Life Sciences Tools & Services 13.5
Thermo Fisher Scientific, Inc. 35,000 17,203,550
Danaher Corp. 80,000 15,168,000
Bio-Techne Corp. 190,000 9,929,400
a
13.5 42,300,950
Consumer Discretionary
Broadline Retail 4.6
Amazon.com, Inc.
(a)
70,000 14,578,900
a
Industrials
% of Net
Assets Shares $ Value
Industrial Machinery & Supplies &
Components 4.2
IDEX Corp. 70,000 13,268,500
Materials
Construction Materials 1.3
Vulcan Materials Co. 15,000 4,084,500
Distributors 1.0
Pool Corp. 15,000 3,034,950
a
Total Common Stocks (Cost $146,530,142) 291,449,300
Cash Equivalents - 7.2% a
a
$ Principal
Amount $ Value
a a a
U.S. Treasury Bills, 3.37% to 3.57%, 4/14/26
to 6/18/26
(c)
13,000,000 12,931,207
JPMorgan U.S. Government Money Market
Fund - Institutional Class 2.7%
(d)
9,609,112 9,609,112
a
Total Cash Equivalents (Cost $22,539,958) 22,540,319
Total Investments in Securities - 100.1%
(Cost $169,070,100) 313,989,619
Other Liabilities in Excess of Other Assets -  (0.1%) (247,284)
Net Assets - 100% 313,742,335
(a) Non-income producing.
(b) Foreign domiciled entity.
(c) Interest rates presented represent the effective yield at March 31, 2026.
(d) Rate presented represents the 7-day average yield at March 31, 2026.

Short Duration Income Fund
Schedule of Investments
March 31, 2026
The accompanying notes form an integral part of these financial statements.
Corporate Bonds - 9.1% a
a
$ Principal
Amount $ Value
a a a a
Agree, LP
2% 6/15/28 2,239,000 2,121,047
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.5% 4/20/26
(a) (b)
172,917 173,155
Arbor Realty SR, Inc.
8.5% 12/15/28
(b)
3,000,000 2,949,533
Ares Capital Corp.
7% 1/15/27 1,000,000 1,013,758
Ares Strategic Income Fund
5.7% 3/15/28 3,000,000 2,996,600
5.6% 2/15/30 2,500,000 2,434,015
Ashtead Capital, Inc.
1.5% 8/12/26
(b)
4,800,000 4,746,181
4.38% 8/15/27
(b)
3,000,000 2,984,485
Axon Enterprise, Inc.
6.13% 3/15/30
(b)
1,000,000 1,019,046
Barings BDC, Inc.
5.2% 9/15/28 2,750,000 2,688,764
Bath & Body Works, Inc.
6.69% 1/15/27 945,000 964,492
Blackstone Secured Lending Fund
5.88% 11/15/27 250,000 250,921
Boeing Co. The
6.26% 5/1/27 2,500,000 2,543,867
Brightwood Capital Offshore Fund V U Rn LLC
6.47% 12/31/35 Floating Rate (TSFR3M + 280)
(b)
7,500,000 7,662,000
Cantor Fitzgerald LP
4.5% 4/14/27
(b)
1,500,000 1,495,819
Cinemark USA, Inc.
5.25% 7/15/28
(b)
2,000,000 1,984,321
Concentrix Corp.
6.65% 8/2/26 728,000 731,266
6.5% 3/1/29 11,360,000 11,053,248
Devon Energy Corp.
5.25% 10/15/27 390,000 390,154
EPR Properties
4.75% 12/15/26 6,569,000 6,566,506
4.5% 6/1/27 1,000,000 996,042
EquipmentShare.com, Inc.
9% 5/15/28
(b)
5,000,000 5,170,905
Gartner, Inc.
4.5% 7/1/28
(b)
1,229,000 1,208,687
3.75% 10/1/30
(b)
10,830,000 9,851,949
Golub Capital Private Credit Fund
5.45% 8/15/28
(b)
3,000,000 2,959,636
Hercules Capital, Inc.
2.63% 9/16/26 1,500,000 1,478,164
Highwoods Realty LP
3.88% 3/1/27 7,000,000 6,961,111
HNI Corp.
5.13% 1/18/29
(b)
7,800,000 7,468,375
Host Hotels & Resorts LP
5.7% 6/15/32 2,400,000 2,457,329
HPS Corporate Lending Fund
5.45% 1/14/28 5,000,000 4,964,751
ION Platform Finance US, Inc./ION Platform Finance SARL
9.5% 5/30/29
(b)
450,000 424,093
MasTec, Inc.
4.5% 8/15/28
(b)
4,000,000 3,957,827
Newell Brands, Inc.
6.63% 9/15/29 1,025,000 1,001,480
6.38% 5/15/30 2,550,000 2,449,810
a
a
$ Principal
Amount $ Value
a a a a
Penske Truck Leasing Co. LP / PTL Finance Corp.
5.35% 3/30/29
(b)
6,000,000 6,104,107
Rithm Capital Corp.
8% 4/1/29
(b)
5,310,000 5,221,486
Sixth Street Lending Partners
6.13% 7/15/30 5,000,000 4,973,962
Stagwell Global LLC
5.63% 8/15/29
(b)
10,420,000 9,929,295
VICI Properties LP
4.63% 12/1/29
(b)
1,445,000 1,421,067
Vontier Corp.
1.8% 4/1/26 1,004,000 1,004,000
Whirlpool Corp.
6.5% 6/15/33 400,000 379,453
a
Total Corporate Bonds (Cost $137,161,621) 137,152,707
Asset-Backed Securities - 23.3% a
a a a a
Automobile
ACM Auto Trust (ACMAT)
Series 2023-2A Class B –9.85% 6/20/30
(b)
1,108,774 1,117,600
Series 2024-2A Class A –6.06% 2/20/29
(b)
28,376 28,384
Series 2025-4A Class A –5.87% 5/20/30
(b)
4,157,909 4,167,944
ARI Fleet Lease Trust (ARIFL)
Series 2023-B Class A2 –6.05% 7/15/32
(b)
609,283 612,464
Series 2024-A Class A2 –5.3% 11/15/32
(b)
363,469 365,214
Series 2024-B Class A2 –5.54% 4/15/33
(b)
568,394 571,297
Bayview Opportunity Master Fund VII Trust (BVABS)
Series 2024-CAR1 Class A –4.76% 12/26/31 Floating
Rate (SOFR30A + 110)
(b) (c)
988,620 991,558
Series 2024-CAR1 Class B –4.96% 12/26/31 Floating
Rate (SOFR30A + 130)
(b) (c)
576,695 579,136
Series 2024-CAR1F Class A –6.97% 7/29/32
(b)
681,382 683,516
BOF URSA VI Funding Trust I (BVABS)
Series 2023-CAR1 Class A2 –5.54% 10/27/31
(b)
67,274 67,759
Series 2023-CAR2 Class A2 –5.54% 10/27/31
(b)
82,085 82,627
BOF VII AL Funding Trust I (BVABS)
Series 2023-CAR3 Class A2 –6.29% 7/26/32
(b)
1,144,557 1,161,984
CFMT LLC (CFMT)
Series 2021-AL1 Class B –1.39% 9/22/31
(b)
268,507 267,901
Chesapeake Funding II LLC (CFII)
Series 2023-1A Class A1 –5.65% 5/15/35
(b)
471,833 472,530
Series 2023-2A Class A1 –6.16% 10/15/35
(b)
388,515 391,087
Series 2024-1A Class A1 –5.52% 5/15/36
(b)
1,295,642 1,308,945
Enterprise Fleet Financing LLC (EFF)
Series 2023-2 Class A2 –5.56% 4/22/30
(b)
725,152 727,983
Series 2023-3 Class A2 –6.4% 3/20/30
(b)
1,071,592 1,081,387
Series 2024-1 Class A2 –5.23% 3/20/30
(b)
763,835 767,711
Series 2024-2 Class A3 –5.61% 4/20/28
(b)
2,700,000 2,731,469
Series 2024-3 Class A3 –4.98% 8/21/28
(b)
1,870,000 1,886,153
Series 2024-4 Class A3 –4.56% 11/20/28
(b)
1,400,000 1,408,473
First Help Financial Trust (FHF)
Series 2022-2A Class A –6.14% 12/15/27
(b)
15,828 15,834
Series 2023-1A Class A2 –6.57% 6/15/28
(b)
188,894 189,560
Series 2023-2A Class A2 –6.79% 10/15/29
(b)
368,805 371,894
Series 2024-2A Class A2 –5.89% 6/15/30
(b)
1,180,425 1,188,700
Series 2024-3A Class A2 –4.94% 11/15/30
(b)
3,566,865 3,559,643
Series 2025-1A Class A2 –4.92% 2/15/31
(b)
8,034,135 8,033,692
Huntington Bank Auto Credit-Linked Notes (HACLN)
Series 2024-2 Class B1 –5.44% 10/20/32
(b)
968,008 975,929

The accompanying notes form an integral part of these financial statements.
Short Duration Income Fund
(Continued)
Schedule of Investments
March 31, 2026
a
a
$ Principal
Amount $ Value
a a a a
Series 2025-1 Class B –4.96% 3/21/33
(b)
3,253,570 3,266,648
Series 2025-2 Class B1 –4.84% 9/20/33
(b)
3,201,387 3,208,784
Series 2026-1 Class B1 –4.5% 2/20/34
(b)
2,750,000 2,739,750
Lendbuzz Auto Receivables Trust (LBZZ)
Series 2024-A Class A –5.79% 5/15/31
(b)
3,038,739 3,058,956
Series 2025-A Class A –5.49% 12/31/99
(b)
3,093,215 3,098,939
Lendbuzz Securitization Trust (LBZZ)
Series 2023-1A Class A2 –6.92% 8/15/28
(b)
1,247,640 1,259,958
Series 2023-3A Class A2 –7.5% 12/15/28
(b)
2,239,768 2,276,734
Series 2024-1A Class A2 –6.19% 8/15/29
(b)
655,060 658,114
Series 2024-2A Class A2 –5.99% 5/15/29
(b)
2,114,753 2,127,505
Series 2024-3A Class A2 –4.97% 10/15/29
(b)
1,113,399 1,114,489
Series 2026-1A Class A2 –4.68% 7/15/30
(b)
3,637,584 3,635,464
Merchants Fleet Funding LLC (MFF)
Series 2023-1A Class A –7.21% 5/20/36
(b)
2,077,196 2,081,650
Research-Driven Pagaya Motor Asset Trust (RPM)
Series 2025-6A Class A3 –5.01% 8/25/34
(b)
5,000,000 4,998,067
SAFCO Auto Receivables Trust (SAFCO)
Series 2025-1A Class A –5.46% 9/10/29
(b)
4,849,060 4,843,353
United Auto Credit Securitization Trust (UACST)
Series 2025-1 Class B –5.05% 2/10/28
(b)
7,700,000 7,709,734
Series 2026-1 Class B –4.63% 5/10/29
(b)
8,630,000 8,621,013
Wheels Fleet Lease Funding LLC (WFLF)
Series 2023-2A Class A –6.46% 8/18/38
(b)
2,114,729 2,132,790
Series 2024-1A Class A1 –5.49% 2/18/39
(b)
2,364,661 2,385,746
Series 2024-2A Class A1 –4.87% 6/21/39
(b)
4,255,886 4,287,010
a
99,313,078
a
Cell Tower
VB-S1 Issuer LLC (VBTEL)
Series 2026-1A Class C2 –4.69% 3/15/56
(b)
5,000,000 4,919,099
a
Collateralized Loan Obligations
ASP PIF CLO I LLC (ASP)
Series 2025-1A Class A1 –5.14% 1/15/38 Floating Rate
(TSFR3M + 148)
(b) (c)
4,750,000 4,760,361
Audax Senior Debt CLO 6 LLC (AUDAX)
Series 2021-6A Class AR –5.17% 10/20/37 Floating Rate
(TSFR3M + 150)
(b) (c)
4,000,000 4,011,079
BlackRock Elbert CLO V LLC (ELB)
Series 5A Class AR –5.52% 6/15/34 Floating Rate
(TSFR3M + 185)
(b) (c)
1,936,521 1,937,582
Cerberus Loan Funding LII LLC (CERB)
Series 2025-3A Class A –5.19% 10/15/37 Floating Rate
(TSFR3M + 152)
(b) (c)
2,500,000 2,504,476
Cerberus Loan Funding XLIII LLC (CERB)
Series 2023-4A Class A –6.1% 10/15/35 Floating Rate
(TSFR3M + 243)
(b) (c)
3,000,000 3,019,575
Cerberus Loan Funding XXXII, LP (CERB)
Series 2021-2A Class A –5.55% 4/22/33 Floating Rate
(TSFR3M + 188)
(a) (b) (c)
2,522,996 2,525,370
CIFC LBC Middle Market CLO LLC (CLBC)
Series 2023-1A Class AR –5.22% 10/20/37 Floating
Rate (TSFR3M + 155)
(b) (c)
5,000,000 4,978,410
Deerpath Capital CLO Ltd. (DPATH)
Series 2021-2A Class A1R –5.22% 10/15/37 Floating
Rate (TSFR3M + 155)
(a) (b) (c)
5,000,000 5,009,046
Fortress Credit Opportunities IX CLO Ltd. (FCO)
Series 2017-9A Class A1TR –5.48% 10/15/33 Floating
Rate (TSFR3M + 181)
(a) (b) (c)
1,314,492 1,315,874
a
a
$ Principal
Amount $ Value
a a a a
Fortress Credit Opportunities XV CLO Ltd. (FCO)
Series 2021-15A Class AT –5.48% 4/25/33 Floating
Rate (TSFR3M + 181)
(a) (b) (c)
2,291,840 2,294,084
Greensledge Capital Markets (GCM)
Series 2025-1A Class A –6.92% 6/20/36
(b)
3,500,000 3,385,874
Guggenheim Investments Private Debt Fund IV Rated
Note Feeder LLC (GCFRF)
Series 2025-1A Class A1 –6.84% 4/10/38 Floating Rate
(TSFR3M + 300)
(b) (c) (d)
2,785,698 2,785,698
Ivy Hill Middle Market Credit Fund IX Ltd. (IVYH)
Series 9A Class A1R3 –5.19% 7/23/37 Floating Rate
(TSFR3M + 152)
(b) (c)
3,500,000 3,507,663
Maranon Loan Funding Ltd. (MRNON)
Series 2023-1A Class AR –5.32% 7/15/37 Floating Rate
(TSFR3M + 165)
(a) (b) (c)
3,400,000 3,408,947
Monroe Capital Funding CLO X Ltd. (MCFCL)
Series 2023-1A Class A1R –5.12% 4/15/37 Floating Rate
(TSFR3M + 145)
(a) (b) (c)
3,000,000 3,006,690
Monroe Capital MML CLO XII Ltd. (MCMML)
Series 2021-2A Class A1 –5.44% 9/14/33 Floating Rate
(TSFR3M + 176)
(a) (b) (c)
5,255,549 5,260,054
New Mountain Guardian IV Income Rated Feeder II, Ltd.
(NMRF)
Series 2024-1A Class A –6.6% 4/5/37 Floating Rate
(TSFR3M + 275)
(a) (b) (c)
5,000,000 4,955,230
Silver Point SCF CLO V, Ltd. (SPCSL)
Series 2025-1A Class A1 –5.17% 4/20/38 Floating Rate
(TSFR3M + 150)
(a) (b) (c)
2,875,000 2,880,974
Starwood Commercial Mortgage Trust (STWD)
Series 2025-SIF5A Class A –5.22% 4/15/37 Floating
Rate (TSFR3M + 155)
(b) (c)
5,000,000 5,001,272
Series 2025-SIF6A Class A1 –5.47% 10/17/37 Floating
Rate (TSFR3M + 155)
(b) (c)
7,400,000 7,399,656
Windhill CLO 4, Ltd. (WINDHL)
Series 2025-1A Class A –5.27% 10/22/37 Floating Rate
(TSFR3M + 150)
(a) (b) (c)
5,000,000 5,010,237
a
78,958,152
a
Consumer & Specialty Finance
ACHV ABS Trust (ACHV)
Series 2025-1PL Class C –5.31% 4/26/32
(b)
577,347 578,832
Aqua Finance Issuer Trust (AQFIT)
Series 2025-A Class A –5.25% 12/19/50
(b)
5,073,484 5,140,439
Series 2025-B Class A –4.79% 5/17/51
(b)
2,211,452 2,223,037
Bankers Healthcare Group Securitization Trust (BHG)
Series 2021-A Class A –1.42% 11/17/33
(b)
39,276 39,096
Series 2023-B Class A –6.92% 12/17/36
(b)
520,699 541,557
Series 2024-1CON Class A –5.81% 4/17/35
(b)
557,645 567,586
BHG Owner Loan Trust (BOLT)
Series 2025-1CON Class A –5% 8/18/36
(b)
7,553,504 7,607,490
Foundation Finance Trust (FFIN)
Series 2021-2A Class A –2.19% 1/15/42
(b)
666,156 635,249
Series 2023-1A Class A –5.67% 12/15/43
(b)
942,910 961,508
Series 2023-2A Class A –6.53% 6/15/49
(b)
2,068,812 2,147,224
Series 2024-1A Class A –5.5% 12/15/49
(b)
1,937,924 1,977,191
Series 2024-2A Class A –4.6% 3/15/50
(b)
1,031,784 1,027,940
Series 2025-1A Class A –4.95% 4/15/50
(b)
4,050,310 4,062,090
Series 2025-2A Class A –4.67% 4/15/52
(b)
1,667,958 1,659,158
Goodleap Home Improvement Solutions Trust (GDLP)
Series 2024-1A Class A –5.35% 10/20/46
(b)
1,597,273 1,611,407
Greensky Home Improvement Issuer Trust (GSKY)
Series 2024-2 Class A2 –5.25% 10/27/59
(b)
368,285 368,730

The accompanying notes form an integral part of these financial statements.
Short Duration Income Fund
(Continued)
Schedule of Investments
March 31, 2026
a
a
$ Principal
Amount $ Value
a a a a
Series 2024-2 Class A4 –5.15% 10/27/59
(b)
1,210,554 1,216,831
Series 2025-1A Class A4 –5.22% 3/25/60
(b)
402,521 405,117
Series 2025-2A Class A3 –5.02% 6/25/60
(b)
2,000,000 2,023,952
GreenSky Home Improvement Trust (GSKY)
Series 2024-1 Class A2 –5.88% 6/25/59
(b)
281,463 282,099
Hilton Grand Vacations Trust (HGVT)
Series 2020-AA Class A –2.74% 2/25/39
(b)
69,997 69,035
Lafayette Federal Credit Union Asset Trust
Series 2026-HI1A Class A2 –5.42% 1/25/46
(b)
6,864,151 6,827,211
Octane Receivables Trust (OCTL)
Series 2024-2A Class A2 –5.8% 7/20/32
(b)
2,171,192 2,187,668
Pagaya AI Debt Grantor Trust (PAID)
Series 2024-11 Class B –5.64% 7/15/32
(b)
1,715,568 1,726,179
Series 2025-2 Class A2 –4.96% 10/15/32
(b)
2,413,689 2,416,205
Series 2025-R3 Class A –4.84% 1/18/33
(b)
3,273,952 3,272,324
Pagaya AI Debt Selection Trust (PAID)
Series 2025-1 Class B –5.63% 7/15/32
(b)
2,779,563 2,785,339
Pagaya AI Debt Trust (PAID)
Series 2024-3 Class B –6.57% 10/15/31
(b)
2,056,258 2,057,444
Series 2024-8 Class B –5.46% 1/15/32
(b)
3,939,746 3,951,059
Series 2026-R1 Class B –5.28% 12/15/33
(b)
3,000,000 2,988,360
Pagaya Point of Sale Holdings Grantor Trust (POSH)
Series 2025-1 Class A –5.72% 1/20/34
(b)
5,000,000 5,018,888
Reach ABS Trust (REACH)
Series 2024-2A Class A –5.88% 7/15/31
(b)
222,010 222,473
Series 2025-1A Class A –4.96% 8/16/32
(b)
491,392 492,255
Series 2025-1A Class B –5.34% 8/16/32
(b)
3,000,000 3,024,265
Upgrade Master Pass-Thru Trust (UMPT)
Series 2025-ST8 Class B –5.07% 12/15/33
(b)
5,000,000 4,992,700
a
77,107,938
a
Data Center
Compass Datacenters Issuer II LLC (CMPDC)
Series 2025-2A Class A1 –4.93% 11/25/50
(b)
2,250,000 2,217,668
Compass Datacenters Issuer III LLC (CMDC)
Series 2025-1A Class A2 –5.66% 2/25/50
(b)
1,500,000 1,508,486
Switch ABS Issuer, LLC (SWTCH)
Series 2025-1A Class A2 –5.04% 3/25/55
(b)
5,000,000 4,826,721
a
8,552,875
a
Equipment
Amur Equipment Finance Receivables XI LLC (AXIS)
Series 2022-2A Class A2 –5.3% 6/21/28
(b)
70,117 70,167
Amur Equipment Finance Receivables XII LLC (AXIS)
Series 2023-1A Class A2 –6.09% 12/20/29
(b)
645,554 649,406
Amur Equipment Finance Receivables XIII LLC (AXIS)
Series 2024-1A Class A2 –5.38% 1/21/31
(b)
718,036 723,802
Amur Equipment Finance Receivables XIV LLC (AXIS)
Series 2024-2A Class A2 –5.19% 7/21/31
(b)
2,010,407 2,030,257
Amur Equipment Finance Receivables XV LLC (AXIS)
Series 2025-1A Class A2 –4.7% 9/22/31
(b)
2,720,036 2,739,595
Auxilior Term Funding LLC (XCAP)
Series 2023-1A Class A2 –6.18% 12/15/28
(b)
342,132 342,893
Series 2024-1A Class A3 –5.49% 7/15/31
(b)
3,429,006 3,473,824
Crossroads Asset Trust (XROAD)
Series 2024-A Class A2 –5.9% 8/20/30
(b)
617,185 622,386
Dell Equipment Finance Trust (DEFT)
Series 2023-3 Class A3 –5.93% 4/23/29
(b)
805,612 808,085
Series 2024-1 Class A3 –5.39% 3/22/30
(b)
1,042,896 1,047,959
Series 2024-2 Class A3 –4.59% 8/22/30
(b)
900,000 903,631
a
a
$ Principal
Amount $ Value
a a a a
Dext ABS LLC (DEXT)
Series 2023-2 Class A2 –6.56% 5/15/34
(b)
390,421 391,367
DLLMT LLC (DLLMT)
Series 2024-1A Class A3 –4.84% 8/21/28
(b)
3,520,000 3,540,704
DLLST LLC (DLLST)
Series 2024-1A Class A3 –5.05% 8/20/27
(b)
555,855 557,620
Granite Park Equipment Leasing LLC (SCFGP)
Series 2023-1A Class A3 –6.46% 9/20/32
(b)
70,812 70,832
GreatAmerica Leasing Receivables Funding LLC (GALC)
Series 2024-2 Class A3 –5% 9/15/28
(b)
2,160,000 2,182,017
HPEFS Equipment Trust (HPEFS)
Series 2024-2A Class A3 –5.36% 10/20/31
(b)
773,952 776,863
Kubota Credit Owner Trust (KCOT)
Series 2024-2A Class A3 –5.26% 11/15/28
(b)
2,060,000 2,084,484
M&T Equipment Notes (MTLRF)
Series 2024-1A Class A2 –4.99% 8/18/31
(b)
903,873 905,721
NMEF Funding  LLC (NMEF)
Series 2025-B Class A2 –4.64% 1/18/33
(b)
1,840,483 1,846,925
NMEF Funding LLC (NMEF)
Series 2025-A Class A2 –4.72% 7/15/32
(b)
3,699,691 3,711,217
OWN Equipment Fund I LLC (EQS)
Series 2024-2M Class A –5.7% 12/20/32
(b)
4,855,048 4,891,413
OWN Equipment Fund II LLC (EQS)
Series 2025-1M Class A –5.48% 9/26/33
(b)
1,521,056 1,521,331
OWN Equipment Fund III LLC (EQS)
Series 2025-2M Class A –5.42% 3/27/34
(b)
2,122,943 2,118,428
SCF Equipment Leasing LLC (SCFET)
Series 2023-1A Class A3 –6.17% 5/20/32
(b)
866,055 870,412
a
38,881,339
a
Fiber
ALLO Issuer LLC (ALLO)
Series 2024-1A Class A2 –5.94% 7/20/54
(b)
3,000,000 3,029,550
Series 2025-1A Class A2 –5.53% 4/20/55
(b)
3,500,000 3,516,173
Series 2025-1A Class B –6.16% 4/20/55
(b)
5,000,000 5,065,586
Lightpath Fiber Issuer LLC (LPATH)
Series 2026-1A Class A2 –5.6% 3/25/56
(b)
5,800,000 5,798,067
Metronet Infrastructure Issuer LLC (MNET)
Series 2025-4A Class A2 –5.16% 12/20/55
(b)
800,000 798,168
Series 2026-1A Class A2 –5.27% 4/20/56
(b)
2,500,000 2,502,470
Zayo Issuer LLC (ZAYO)
Series 2025-1A Class A2 –5.65% 3/20/55
(b)
1,750,000 1,768,307
a
22,478,321
a
Financials
New Mountain Asset-Backed Security Issuer I LLC (NMNL)
Series 2025-1A Class A –5.14% 11/22/55
(b)
10,613,932 10,412,044
a
Other
LMDV Issuer Co. LLC (LMDV)
Series 2025-1A Class A2 –5.31% 12/15/55
(b)
1,700,000 1,700,318
PSP Master Issuer LLC (PSP)
Series 2025-1A Class A2 –6.82% 1/30/56
(b)
7,000,000 6,904,902
Verizon Master Trust (VZMT)
Series 2023-7 Class A1A –5.67% 11/20/29 3,000,000 3,030,677
11,635,897
a
Total Asset-Backed Securities (Cost $351,384,632) 352,258,743

The accompanying notes form an integral part of these financial statements.
Short Duration Income Fund
(Continued)
Schedule of Investments
March 31, 2026
Commercial Mortgage-Backed Securities - 11.2% a
a
$ Principal
Amount $ Value
a a a a
A10 Issuer LLC (A10)
Series 2025-FL6 Class A –5.14% 5/15/42 Floating Rate
(TSFR1M + 147)
(b)
6,000,000 5,994,230
Acore Issuer LLC (ACORE)
Series 2026-FL1 Class A –5.13% 8/20/43 Floating Rate
(TSFR1M + 145)
(a) (b)
2,000,000 1,998,774
ACREC LLC (ACREC)
Series 2025-FL3 Class A –4.99% 8/18/42 Floating Rate
(TSFR1M + 131)
(b)
4,000,000 3,990,216
Series 2026-FL4 Class A –5.13% 1/18/43 Floating Rate
(TSFR1M + 145)
(a) (b)
1,000,000 999,498
ACREC, Ltd. (ACREC)
Series 2021-FL1 Class C –5.94% 10/16/36 Floating Rate
(TSFR1M + 226)
(a) (b)
2,250,000 2,261,446
Series 2021-FL1 Class D –6.44% 10/16/36 Floating Rate
(TSFR1M + 276)
(a) (b)
7,873,000 7,903,284
Acres PLC (ACRES)
Series 2026-FL4 Class A –5.11% 8/18/44 Floating Rate
(TSFR1M + 145)
(b)
9,000,000 8,994,202
Arbor Realty Collateralized Loan Obligation, Ltd. (ARCLO)
Series 2025-BTR1 Class AS –6.31% 1/20/41 Floating
Rate (TSFR1M + 264)
(b)
7,000,000 7,008,286
Arbor Realty Commercial Real Estate Notes LLC (ARCREN)
Series 2025-FL1 Class AS –5.51% 1/20/43 Floating Rate
(TSFR1M + 183)
(b)
5,200,000 5,196,436
AREIT LLC (AREIT)
Series 2023-CRE8 Class AS –6.55% 8/17/41 Floating
Rate (TSFR1M + 287)
(a) (b)
5,000,000 5,007,441
AREIT, Ltd. (AREIT)
Series 2024-CRE9 Class AS –5.91% 5/17/41 Floating
Rate (TSFR1M + 224)
(a) (b)
5,000,000 4,998,007
Series 2025-CRE10 Class A –5.07% 12/17/29 Floating
Rate (TSFR1M + 139)
(a) (b)
5,000,000 4,992,726
BAR Issuer LLC (BAR)
Series 2026-FL1 Class A –5.3% 8/20/43 Floating Rate
(TSFR1M + 160)
(a) (b)
6,000,000 5,999,733
Brightspire Capital, Inc. (BRSP)
Series 2024-FL2 Class E –10.22% 8/19/37 Floating Rate
(TSFR1M + 654)
(a) (b)
499,000 509,161
BRSP Ltd. (BRSP)
Series 2024-FL2 Class A –5.62% 8/19/37 Floating Rate
(TSFR1M + 195)
(a) (b)
5,000,000 4,999,342
BX Trust (BX)
Series 2025-ROIC Class A –4.82% 3/15/30 Floating
Rate (TSFR1M + 114)
(b)
5,856,094 5,833,482
Dwight Issuer LLC (DWIGHT)
Series 2025-FL1 Class A –5.34% 6/18/42 Floating Rate
(TSFR1M + 166)
(b)
7,500,000 7,513,654
GPMT Ltd. (GPMT)
Series 2021-FL3 Class AS –5.64% 7/16/35 Floating Rate
(TSFR1M + 196)
(a) (b)
3,542,933 3,542,895
Series 2021-FL4 Class A –5.14% 12/15/36 Floating Rate
(TSFR1M + 146)
(a) (b)
5,057,759 5,051,320
GS REFT Issuer, Ltd. (GSREFT)
Series 2026-FL1 Class A –5.17% 4/19/43 Floating Rate
(TSFR1M + 150)
(a) (b)
5,000,000 5,001,948
Series 2026-FL1 Class C –5.82% 4/19/43 Floating Rate
(TSFR1M + 215)
(a) (b)
10,000,000 9,998,200
Hilton USA Trust (HILT)
Series 2016-SFP Class E –5.52% 11/5/35
(b) (e)
4,300,000 10,686
KREF Ltd. (KREF)
Series 2021-FL2 Class A –4.86% 2/15/39 Floating Rate
(TSFR1M + 118)
(a) (b)
1,111,100 1,111,708
a
a
$ Principal
Amount $ Value
a a a a
LMNT LLC (LMNT)
Series 2025-FL3 Class AS –5.57% 7/21/43 Floating
Rate (TSFR1M + 190)
(b)
5,000,000 5,003,036
LoanCore Issuer Ltd. (LNCR)
Series 2021-CRE5 Class C –6.14% 7/15/36 Floating Rate
(TSFR1M + 246)
(a) (b)
1,500,000 1,498,129
Series 2021-CRE5 Class D –6.79% 7/15/36 Floating
Rate (TSFR1M + 311)
(a) (b)
7,423,000 7,464,792
Series 2025-CRE8 Class A –5.06% 8/17/42 Floating
Rate (TSFR1M + 139)
(b)
2,500,000 2,496,887
NRTH Commercial Mortgage Trust (NRTH)
Series 2025-PARK Class A –5.07% 10/15/40 Floating
Rate (TSFR1M + 139)
(b)
5,000,000 5,002,430
PFP Ltd. (PFP)
Series 2024-11 Class A –5.5% 9/17/39 Floating Rate
(TSFR1M + 183)
(a) (b)
1,960,072 1,963,882
Series 2024-11 Class AS –5.86% 9/17/39 Floating Rate
(TSFR1M + 219)
(a) (b)
4,725,652 4,722,022
Series 2025-12 Class A –5.17% 12/18/42 Floating Rate
(TSFR1M + 149)
(a) (b)
5,000,000 5,000,515
Series 2026-13 Class A –5.18% 8/18/43 Floating Rate
(TSFR1M + 150)
(a) (b)
11,000,000 11,012,702
SKY Trust (SKY)
Series 2025-LINE Class A –6.26% 4/15/42 Floating
Rate (TSFR1M + 259)
(b)
3,613,923 3,634,566
STWD Ltd. (STWD)
Series 2022-FL3 Class A –5.02% 11/15/38 Floating Rate
(SOFR30A + 135)
(a) (b)
847,907 846,861
SWCH Commercial Mortgage Trust (SWCH)
Series 2025-DATA Class A –5.12% 2/15/42 Floating
Rate (TSFR1M + 144)
(b)
7,500,000 7,417,856
TPG Real Estate Finance (TRTX)
Series 2025-FL6 Class A –5.22% 9/18/42 Floating Rate
(TSFR1M + 154)
(a) (b)
4,000,000 4,000,041
a
Total Commercial Mortgage-Backed Securities (Cost $173,176,484) 168,980,394
Mortgage-Backed Securities - 37.3% a
a a a a
Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
Series 4107 Class LW –1.75% 8/15/27 1,239,875 1,224,403
Series 3003 Class LD –5% 12/15/34 238,623 241,165
Series 2952 Class PA –5% 2/15/35 24,810 24,744
Series 5486 Class VB –5% 5/25/35 4,541,328 4,528,709
Series 3620 Class PA –4.5% 12/15/39 134,758 134,817
Series 3842 Class PH –4% 4/15/41 236,821 234,683
Series 5436 Class AB –5.5% 4/25/49 4,067,667 4,079,383
Series 5501 Class MJ –5.5% 5/25/49 5,610,184 5,634,997
Series 5444 Class BC –5.5% 7/25/49 2,966,152 2,975,151
Series 5501 Class NA –5.5% 7/25/49 5,881,158 5,900,191
Series 5501 Class NE –5.5% 7/25/49 2,940,579 2,950,095
Series 5440 Class B –5.5% 9/25/49 1,020,927 1,025,205
Series 5444 Class AB –5.5% 9/25/49 1,392,379 1,389,926
Series 5413 Class JA –5.5% 1/25/50 2,933,168 2,982,172
Series 5640 Class A –5% 7/25/50 14,390,991 14,385,835
Series 5490 Class LC –5.5% 8/25/50 2,602,032 2,610,125
Series 5613 Class BE –4.75% 8/25/50 2,288,804 2,272,905
Series 5407 Class AB –5.5% 11/25/50 2,159,863 2,177,843
Series 5301 Class ED –5% 4/25/53 5,601,968 5,599,102

The accompanying notes form an integral part of these financial statements.
Short Duration Income Fund
(Continued)
Schedule of Investments
March 31, 2026
a
a
$ Principal
Amount $ Value
a a a a
a
Pass-Through Securities
Pool# E02948 – 3.5% 7/1/26 42,788 42,685
Pool# J16663 – 3.5% 9/1/26 68,842 68,658
Pool# E03033 – 3% 2/1/27 70,399 70,094
Pool# ZS8692 – 2.5% 4/1/33 386,808 370,999
Pool# G01818 – 5% 5/1/35 298,863 301,835
Pool# SB8257 – 5.5% 9/1/38 3,827,837 3,907,785
Pool# SB8278 – 5.5% 1/1/39 2,238,732 2,283,933
Pool# SB8287 – 5% 3/1/39 4,221,630 4,256,534
Pool# SB8293 – 5% 4/1/39 3,921,921 3,956,295
Pool# SC0596 – 5.5% 12/1/44 3,513,504 3,586,456
Pool# RB5337 – 5.5% 3/1/45 15,602,134 15,821,004
Pool# RB5379 – 5.5% 12/1/45 7,486,695 7,568,651
Pool# RB5389 – 5.5% 2/1/46 8,362,538 8,439,048
Series 5440 Class NG –5.5% 9/25/49 1,505,071 1,504,566
Series 5407 Class DA –5.5% 11/25/49 2,870,936 2,882,668
Series 5450 Class KA –4.5% 6/25/51 13,070,118 13,068,292
Pool# RE6137 – 5% 9/1/52 1,433,341 1,404,074
129,905,028
a
Federal National Mortgage Association
Collateralized Mortgage Obligations
Series 2024-87 Class VK –5% 6/25/35 5,422,508 5,413,246
Series 2023-12 Class GB –6% 6/25/45 2,161,331 2,191,812
Series 2024-20 Class HD –5.5% 3/25/46 2,425,907 2,446,018
Series 2024-21 Class DA –5.5% 12/25/46 1,373,880 1,374,713
Series 2024-20 Class CA –5.5% 1/25/47 643,308 643,934
Series 2024-41 Class GA –5.5% 2/25/48 2,609,808 2,629,393
Series 2024-9 Class CE –5% 10/25/48 1,963,659 1,968,361
Series 2024-97 Class BA –5.5% 4/25/49 6,877,494 6,936,920
Series 2026-2027 Class AB –5.5% 7/25/49 7,500,000 7,631,588
Series 2024-20 Class EA –5.5% 8/25/49 1,110,969 1,113,490
Series 2024-65 Class BA –5% 8/25/49 11,354,716 11,348,833
Series 2024-61 Class CA –5% 11/25/49 7,836,928 7,838,937
Series 2025-9 Class EA –5.5% 4/25/50 6,805,161 6,875,476
Series 2025-59 Class MA –5% 3/25/51 4,354,933 4,349,223
Series 2025-33 Class AC –5% 4/25/52 2,626,387 2,617,691
a
Pass-Through Securities
Pool# AB3902 – 3% 11/1/26 25,794 25,667
Pool# AB4482 – 3% 2/1/27 198,213 196,940
Pool# AL1366 – 2.5% 2/1/27 68,953 68,419
Pool# AB6291 – 3% 9/1/27 64,910 64,395
Pool# MA3189 – 2.5% 11/1/27 113,784 112,427
Pool# MA3791 – 2.5% 9/1/29 409,925 400,395
Pool# BM5708 – 3% 12/1/29 212,392 210,216
Pool# MA0587 – 4% 12/1/30 574,071 569,946
Pool# BA4767 – 2.5% 1/1/31 307,093 296,702
Pool# AS7701 – 2.5% 8/1/31 1,045,819 1,008,620
Pool# 555531 – 5.5% 6/1/33 570,072 586,152
Pool# MA3540 – 3.5% 12/1/33 396,535 389,587
Pool# 725232 – 5% 3/1/34 53,705 54,141
Pool# 995112 – 5.5% 7/1/36 278,499 284,760
Pool# MA5311 – 5% 3/1/39 3,445,788 3,474,277
73,122,279
a
Government National Mortgage Association
Collateralized Mortgage Obligations
Series 2025-97 Class MA –5.5% 2/20/46 5,492,953 5,540,870
Series 2025-99 Class GA –5.5% 3/20/48 3,137,523 3,168,926
a
a
$ Principal
Amount $ Value
a a a a
Series 2024-23 Class KA –5.5% 4/20/48 3,266,645 3,289,033
Series 2025-2 Class GNR –3.5% 10/20/48 4,885,845 4,761,727
Series 2025-169 Class JQ –4.5% 11/20/50 7,049,585 7,003,702
Series 2024-197 Class PJ –6.5% 2/20/53 336,714 336,648
a
Pass-Through Securities
Pool# 5255 – 3% 12/20/26 113,856 113,314
Pool# MB0528 – 5% 8/20/40 6,647,787 6,700,695
Pool# MB0717 – 5% 11/20/40 4,781,091 4,813,172
35,728,087
a
Non-Government Agency
Collateralized Mortgage Obligations
A&D Mortgage Trust (ADMT)
Series 2025-NQM2 Class A1 –5.79% 6/25/70
(b) (c)
2,606,443 2,623,137
Series NQM1 Class A1A –4.91% 2/25/71
(b) (c)
888,845 881,551
Series 2026-NQM2 Class A1 –4.81% 3/25/71
(b) (c)
4,974,848 4,925,661
AD Mortgage Trust (ADMT)
Series 2024-NQM3 Class A1 –6.45% 7/25/69
(b) (c)
2,861,489 2,890,559
Series 2025-NQM3 Class A1 –5.37% 8/25/70
(b) (c)
6,073,891 6,079,947
Series 2025-NQM4 Class A1A –5.23% 10/25/70
(b) (c)
4,610,258 4,605,048
Angel Oak Mortgage Trust (AOMT)
Series 2025-1 Class A1 –5.69% 1/25/70
(b) (c)
3,143,288 3,162,606
Series 2025-2 Class A1 –5.64% 2/25/70
(b) (c)
2,467,311 2,480,882
Series 2025-3 Class A1 –5.42% 3/25/70
(b) (c)
4,016,291 4,026,842
Series 2025-5 Class A1 –5.57% 4/25/70
(b) (c)
2,971,237 2,985,983
Aspire Mortgage Trust (SPIRE)
Series 2026-1 Class A1 –4.86% 1/25/66
(b) (c)
4,963,682 4,933,025
Barclays Mortgage Loan Trust (BARC)
Series 2026-NQM2 Class A1 –4.7% 12/25/65
(b) (c)
4,968,068 4,905,648
BRAVO Residential Funding Trust (BRAVO)
Series 2026-NQM3 Class A1 –4.99% 11/25/65
(b) (c)
3,561,425 3,544,866
Bunker Hill Loan Depositary Trust (BHLD)
Series 2019-3 Class A1 –2.72% 11/25/59
(b) (c)
52,262 52,086
Chase Home Lending Mortgage Trust (CHASE)
Series 2024-1 Class A4A –6% 1/25/55
(b) (c)
2,229,970 2,241,120
Series 2024-2 Class A4A –6% 2/25/55
(b) (c)
2,796,091 2,808,554
Series 2024-4 Class A4 –6% 3/25/55
(b) (c)
2,381,604 2,395,462
Series 2024-9 Class A6 –5.5% 9/25/55
(b) (c)
295,096 294,605
Citigroup Mortgage Loan Trust (CMLTI)
Series 2014-A Class A –4% 1/25/35
(b) (c)
213,039 208,304
Colt Mortgage Loan Trust (COLT)
Series 2026-1 Class A1 –4.76% 2/25/71
(b) (c)
2,490,309 2,473,582
Series 2026-2 Class A1 –4.83% 3/25/71
(b) (c)
3,144,000 3,118,718
COLT Mortgage Loan Trust (COLT)
Series 2025-11 Class A1 –5.05% 11/25/70
(b) (c)
4,779,558 4,767,488
Cross Mortgage Trust (CROSS)
Series 2025-H1 Class A1 –5.74% 2/25/70
(b) (c)
5,043,429 5,075,005
Series 2025-H2 Class A1 –5.36% 3/25/70
(b) (c)
1,509,813 1,512,300
Series 2025-H4 Class A1 –5.6% 6/25/70
(b) (c)
1,720,770 1,729,490
Series 2025-H7 Class A1A –4.93% 9/25/70
(b) (c)
4,639,395 4,616,972
Ellington Financial Mortgage Trust (EFMT)
Series 2025-NQM5 Class A1A –5.03% 11/25/70
(b) (c)
3,750,289 3,734,732
Series 2026-NQM1 Class A1A –4.77% 2/25/71
(b) (c)
7,897,536 7,828,801
Series 2026-NQM3 Class A1 –5.03% 3/25/71
(b) (c)
5,000,000 4,983,469
Finance of America HECM Buyout (FAHB)
Series 2026-HB1 Class A –4.25% 3/25/29
(b) (c)
4,000,000 3,946,250
Series 2025-HB1 Class A –4.5% 11/25/35
(b) (c)
3,406,015 3,374,124
Finance of America Structured Securities Trust (FASST)
Series 2025-S3 Class A1 –3.5% 9/25/55
(b) (c)
3,901,658 3,801,431
Series 2026-S1 Class A1 –3.5% 3/25/56
(b) (c) (d)
4,384,000 4,253,850

The accompanying notes form an integral part of these financial statements.
Short Duration Income Fund
(Continued)
Schedule of Investments
March 31, 2026
a
a
$ Principal
Amount $ Value
a a a a
Series 2024-S1 Class A1 –3.5% 2/25/74
(b) (c)
4,264,191 4,200,231
Series 2025-S1 Class A1 –3.5% 2/25/75
(b)
2,751,902 2,667,987
Series 2025-PC1 Class A1 –4.5% 5/25/75
(b) (c)
4,552,296 4,352,373
Flagstar Mortgage Trust (FSMT)
Series 2017-1 Class 2A2 –3% 3/25/47
(b) (c)
219,315 204,199
Series 2021-7 Class A5 –2.5% 8/25/51
(b) (c)
4,058,168 3,647,208
Series 2021-10IN Class A6 –2.5% 10/25/51
(b) (c)
3,569,878 3,215,488
GCAT Trust (GCAT)
Series 2025-NQM1 Class A1 –5.37% 11/25/69
(b) (c)
3,740,363 3,747,637
Series 2025-NQM5 Class A1 –4.98% 8/25/70
(b) (c)
2,629,646 2,617,063
Series 2025-NQM6 Class A1 –4.94% 10/25/70
(b) (c)
3,534,421 3,514,009
GS Mortgage-Backed Securities Trust (GSMBS)
Series 2021-PJ9 Class A8 –2.5% 2/26/52
(b) (c)
2,550,112 2,288,179
Series 2022-PJ1 Class A8 –2.5% 5/28/52
(b) (c)
3,139,434 2,801,987
Series 2022-PJ2 Class A24 –3% 6/25/52
(b) (c)
1,966,356 1,791,293
Series 2024-PJ5 Class A15 –6% 9/25/54
(b) (c)
1,747,504 1,754,461
Series 2024-PJ8 Class A8 –5.5% 2/25/55
(b) (c)
858,871 857,377
Series 2025-PJ3 Class A8 –5.5% 7/25/55
(b) (c)
4,689,836 4,696,367
Series 2025-PJ9 Class A6 –5% 3/25/56
(b) (c)
3,276,927 3,259,269
Series 2026-CES1 Class A1 –4.9% 5/25/56
(b) (c)
955,417 947,778
Series 2020-NQM1 Class A1 –1.38% 9/27/60
(b) (c)
186,398 178,171
Series 2025-NQM2 Class A1 –5.65% 6/25/65
(b) (c)
5,345,508 5,379,127
Series 2025-NQM5 Class A1 –5.01% 7/25/65
(b) (c)
4,387,271 4,366,975
Series 2025-NQM3 Class A1 –5.14% 11/25/65
(b) (c)
2,386,192 2,386,332
HOMES Trust (HOMES)
Series 2025-NQM1 Class A1 –5.55% 1/25/70
(b) (c)
2,893,637 2,904,554
Series 2025-NQM2 Class A1 –5.43% 2/25/70
(b) (c)
2,519,518 2,526,028
Series 2025-NQM3 Class A1 –5.63% 2/25/70
(b) (c)
4,171,168 4,194,808
JPMorgan Mortgage Trust (JPMMT)
Series 2014-2 Class 2A2 –3.5% 6/25/29
(b) (c)
17,537 17,486
Series 2014-5 Class A1 –2.53% 10/25/29
(b) (c)
261,714 259,231
Series 2016-3 Class 2A1 –2.93% 10/25/46
(b) (c)
510,460 482,027
Series 2017-3 Class 2A2 –2.5% 8/25/47
(b) (c)
1,446,544 1,267,131
Series 2018-6 Class 2A2 –3% 12/25/48
(b) (c)
127,622 122,480
Series 2020-8 Class A4 –3% 3/25/51
(b) (c)
54,084 53,484
Series 2021-4 Class A4 –2.5% 8/25/51
(b) (c)
1,595,178 1,449,510
Series 2021-6 Class A4 –2.5% 10/25/51
(b) (c)
3,626,414 3,281,242
Series 2021-8 Class A4 –2.5% 12/25/51
(b) (c)
1,181,330 1,065,507
Series 2022-2 Class A4A –2.5% 8/25/52
(b) (c)
1,436,598 1,285,440
Series 2023-6 Class A4A –5.5% 12/26/53
(b) (c)
1,511,068 1,513,702
Series 2024-4 Class A4A –6% 10/25/54
(b) (c)
1,655,126 1,661,338
Series 2024-5 Class A6 –6% 11/25/54
(b) (c)
1,447,478 1,447,085
Series 2024-10 Class A6 –5.5% 3/25/55
(b) (c)
1,131,883 1,132,048
Series 2024-11 Class A6A –5.5% 4/25/55
(b) (c)
2,000,518 2,001,925
Series 2025-3 Class A1B –5.56% 9/25/55
(b) (c)
973,486 973,348
Series 2025-7MPR Class A1D –5.32% 2/25/56
(b) (c)
2,579,632 2,573,446
Series 2026-CES1 Class A1A –4.91% 6/25/56
(b) (c)
5,822,238 5,780,012
Series 2025-NQM1 Class A1 –5.59% 6/25/65
(b) (c)
4,553,778 4,575,672
Series 2025-NQM2 Class A1 –5.57% 9/25/65
(b) (c)
838,391 842,329
MFA Trust (MFRA)
Series 2026-NQM1 Class A1 –5.05% 2/25/71
(b) (c)
6,586,813 6,551,600
Morgan Stanley Residential Mortgage Loan Trust (MSRM)
Series 2025-NQM3 Class A1 –5.53% 5/25/70
(b) (c)
1,130,333 1,134,257
Series 2025-NQM4 Class A1 –5.59% 6/25/70
(b) (c)
2,527,075 2,538,513
Series 2025-DSC2 Class A1 –5.44% 7/25/70
(b) (c)
1,155,838 1,159,677
Series 2025-NQM6 Class A1 –5.15% 7/25/70
(b) (c)
3,416,928 3,411,831
Series 2025-DSC3 Class A1A –4.91% 9/25/70
(b) (c)
5,383,919 5,370,696
Series 2025-NQM8 Class A1 –4.96% 9/25/70
(b) (c)
2,246,212 2,243,237
Series 2026-NQM3 Class A1 –5.21% 3/25/71
(b) (c)
4,250,000 4,248,374
New Residential Mortgage Loan Trust (NRZT)
Series 2025-NQM2 Class A1 –5.57% 4/25/65
(b) (c)
1,213,534 1,220,381
Series 2025-NQM3 Class A1 –5.53% 5/25/65
(b) (c)
3,939,571 3,961,666
a
a
$ Principal
Amount $ Value
a a a a
Series 2025-NQM5 Class A1 –5.11% 8/25/65
(b) (c)
7,065,195 7,045,966
Onslow Bay Financial LLC (OBX)
Series 2025-NQM3 Class A1 –5.65% 12/1/64
(b) (c)
1,869,764 1,881,363
Series 2025-NQM1 Class A1 –5.55% 12/25/64
(b) (c)
2,281,584 2,292,212
Series 2025-NQM6 Class A1 –5.6% 3/25/65
(b) (c)
5,973,959 6,008,112
Series 2025-NQM6 Class A2 –5.76% 3/25/65
(b) (c)
2,986,980 3,000,635
Radian Mortgage Capital Trust (RMCT)
Series 2024-J2 Class A8 –5.5% 3/25/55
(b) (c)
547,839 546,956
Rate Mortgage Trust (RATE)
Series 2021-J3 Class A7 –2.5% 10/25/51
(b) (c)
3,360,242 3,005,031
RCKT Mortgage Trust (RCKT)
Series 2021-3 Class A5 –2.5% 7/25/51
(b) (c)
4,228,698 3,819,313
Series 2026-CES1 Class A1A –4.83% 1/25/56
(b) (c)
4,875,377 4,842,022
Santander Mortgage Asset Receivable Trust (SAN)
Series 2025-CES1 Class A1A –5.04% 9/25/55
(b) (c)
5,660,320 5,638,771
Series 2026-CES1 Class A1A –4.88% 1/25/56
(b) (c)
4,915,336 4,881,508
Series 2025-NQM5 Class A1 –5.07% 8/25/65
(b) (c)
6,374,524 6,357,649
Series 2026-NQM1 Class A1 –4.95% 11/25/65
(b) (c)
1,928,505 1,917,422
Series 2026-NQM3 Class A1A –5.18% 3/25/66
(b) (c)
3,000,000 2,996,722
Sequoia Mortgage Trust (SEMT)
Series 2020-3 Class A4 –3% 4/25/50
(b) (c)
97,290 96,185
Series 2023-3 Class A4 –6% 9/25/53
(b) (c)
1,661,010 1,669,467
Series 2024-3 Class A4 –6% 4/25/54
(b) (c)
1,738,069 1,745,556
Series 2024-4 Class A4 –6% 5/25/54
(b) (c)
1,343,898 1,349,595
Series 2024-5 Class A5 –6% 6/25/54
(b) (c)
1,015,146 1,018,393
Series 2024-10 Class A5 –5.5% 11/25/54
(b) (c)
1,359,030 1,361,278
Series 2025-6 Class A11 –5.5% 7/25/55
(b) (c)
5,114,083 5,121,559
Series 2025-10 Class A11 –5% 11/25/55
(b) (c)
3,947,921 3,931,498
Series 2026-MED1 Class A1A –5.12% 4/25/56
(b) (c)
2,000,000 1,973,540
Verus Securitization Trust (VERUS)
Series 2025-1 Class A1 –5.62% 1/25/70
(b) (c)
1,641,696 1,651,254
Series 2025-4 Class A1 –5.45% 5/25/70
(b) (c)
1,212,088 1,217,379
Series 2025-5 Class A1 –5.43% 6/25/70
(b) (c)
938,452 942,154
Series 2025-6 Class A1 –5.42% 7/25/70
(b) (c)
848,954 852,478
Series 2025-7 Class A1 –5.13% 8/25/70
(b) (c)
4,562,651 4,560,561
325,110,253
a
Total Mortgage-Backed Securities (Cost $567,250,176) 563,865,647
U.S. Treasuries - 15.0% a
a a a a
U.S. Treasury Notes
4.88% 4/30/26 20,000,000 20,017,685
4.5% 7/15/26 22,000,000 22,047,762
1.88% 7/31/26 15,000,000 14,908,891
4.63% 9/15/26 12,000,000 12,047,959
1.63% 10/31/26 17,000,000 16,789,093
2.25% 2/15/27 2,000,000 1,974,210
1.13% 2/28/27 10,000,000 9,767,182
1.13% 2/29/28 16,000,000 15,213,125
4.38% 8/31/28 15,000,000 15,189,844
4.63% 9/30/28 4,000,000 4,077,031
4% 1/31/29 8,000,000 8,037,344
4% 2/28/30 4,000,000 4,015,469
4.13% 8/31/30 8,000,000 8,062,812
4.63% 9/30/30 15,000,000 15,428,320
4.13% 7/31/31 11,000,000 11,072,617
4.13% 10/31/31 7,000,000 7,037,598
4% 6/30/32 17,000,000 16,925,625
4% 2/15/34 12,000,000 11,838,750

The accompanying notes form an integral part of these financial statements.
Short Duration Income Fund
(Continued)
Schedule of Investments
March 31, 2026
a
a
$ Principal
Amount $ Value
a a a a
3.88% 8/15/34 12,000,000 11,696,484
a
Total U.S. Treasuries (Cost $226,332,038) 226,147,801
Cash Equivalents - 4.2% a
Shares $ Value
a a a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 2.7% (Cost
$63,482,928)
(f)
63,482,928 63,482,928
Total Investments in Securities - 100.1%
(Cost $1,518,787,879) 1,511,888,220
Other Liabilities in Excess of Other Assets -  (0.1%) (2,086,471)
Net Assets - 100% 1,509,801,749
(a) Foreign domiciled entity.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the total value of such securities was
$920,050,680 or 60.94% of net assets.
(c) The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.
(d) This security is classified as Level 3 security within the fair value hierarchy. Level 3 security values are determined using significant unobservable inputs. As of March 31, 2026, the total value of such securities was $7,039,548 or 0.47% of net assets.
(e) Defaulted bond.
(f) Rate presented represents the 7-day average yield at March 31, 2026.

Ultra Short Government Fund
Schedule of Investments
March 31, 2026
The accompanying notes form an integral part of these financial statements.
Asset-Backed Securities - 0.3% a
a
$ Principal
Amount $ Value
a a a a
Automobile
CFMT LLC (CFMT)
Series 2021-AL1 Class B –1.39% 9/22/31
(a)
19,179 19,136
a
Equipment
NMEF Funding LLC (NMEF)
Series 2025-A Class A2 –4.72% 7/15/32
(a)
344,454 345,527
a
Total Asset-Backed Securities (Cost $363,984) 364,663
U.S. Treasuries - 56.5% a
a a a a
U.S. Treasury Notes
3.75% 8/31/26 32,000,000 31,998,214
3.5% 9/30/26 34,000,000 33,955,173
a
Total U.S. Treasuries (Cost $65,999,273) 65,953,387
Cash Equivalents - 43.1% a
a a a
U.S. Treasury Bills, 3.37% to 3.61%, 4/14/26
to 9/24/26
(b)
37,000,000 36,701,310
JPMorgan U.S. Government Money Market
Fund - Institutional Class 2.7%
(c)
13,560,567 13,560,567
a
Total Cash Equivalents (Cost $50,264,447) 50,261,877
Total Investments in Securities - 99.9%
(Cost $116,627,704) 116,579,927
Other Assets Less Other Liabilities -  0.1% 151,811
Net Assets - 100% 116,731,738
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the total value of such securities was $364,663 or
0.31% of net assets.
(b) Interest rates presented represent the effective yield at March 31, 2026.
(c) Rate presented represents the 7-day average yield at March 31, 2026.

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026
The accompanying notes form an integral part of these financial statements.
(In U.S. dollars, except share data)
Conservative
Allocation
Core Plus
Income
Large Cap
Equity
Multi Cap
Equity
Partners III
Opportunity
Short
Duration
Income
Ultra Short
Government
Assets:
Investments in securities at value*:
Unaffiliated issuers 170,297,316 4,298,734,133 624,836,274 476,484,548 313,989,619 1,511,888,220 116,579,927
170,297,316 4,298,734,133 624,836,274 476,484,548 313,989,619 1,511,888,220 116,579,927
Accrued interest and dividends receivable 642,343 37,089,062 194,878 83,619 73,090 7,775,293 156,934
Receivable for securities sold 81,104 3,724 263,903 — — 41,960 —
Receivable for fund shares sold 310 4,987,488 815 5,014 2,755 1,961,618 41,756
Prepaid expenses 13,077 97,988 26,483 17,067 13,642 71,277 10,529
Cash 3 105 — — 4 63 —
Total assets 171,034,153 4,340,912,500 625,322,353 476,590,248 314,079,110 1,521,738,431 116,789,146
Liabilities:
Distributions payable — 534,623 — — — 64,722 11,007
Due to adviser 81,902 1,530,030 502,689 365,695 290,761 498,265 9,902
Payable for securities purchased 504,706 65,184,859 — — — 8,502,001 —
Payable for fund shares redeemed 346,487 23,732,398 441,845 18,835 9,552 2,793,098 7,623
Payable for custody and fund accounting expenses 13,550 63,603 21,266 17,115 15,476 29,671 11,067
Other 20,014 99,740 28,947 24,875 20,986 48,925 17,809
Total liabilities 966,659 91,145,253 994,747 426,520 336,775 11,936,682 57,408
Net assets 170,067,494 4,249,767,247 624,327,606 476,163,728 313,742,335 1,509,801,749 116,731,738
Composition of net assets:
Paid-in capital 128,444,564 4,293,057,761 355,983,223 216,712,723 150,625,815 1,518,317,943 116,780,244
Total distributable earnings 41,622,930 (43,290,514) 268,344,383 259,451,005 163,116,520 (8,516,194) (48,506)
Net assets 170,067,494 4,249,767,247 624,327,606 476,163,728 313,742,335 1,509,801,749 116,731,738
Net assets
(a)
:
Investor Class 29,870,216 445,142,527 367,383,231 181,785,966 7,234,885 30,776,783
Institutional Class 140,197,278 3,804,624,720 256,944,375 294,377,762 306,507,450 1,479,024,966 116,731,738
Shares outstanding
(a)(b)
:
Investor Class 1,849,605 46,206,926 9,724,569 6,502,626 682,788 2,566,262
Institutional Class 8,654,598 394,841,399 6,523,709 10,153,695 25,709,922 123,040,331 11,697,015
Net asset value, offering and redemption price
(a)
:
Investor Class 16.15 9.63 37.78 27.96 10.60 11.99
Institutional Class 16.20 9.64 39.39 28.99 11.92 12.02 9.98
*   Cost of investments in securities:
Unaffiliated Issuers 132,132,086 4,343,052,634 376,072,505 227,679,855 169,070,100 1,518,787,879 116,627,704
132,132,086 4,343,052,634 376,072,505 227,679,855 169,070,100 1,518,787,879 116,627,704
(a)
The Ultra Short Government Fund has a single share class which has been designated as Institutional Class above.
(b)
Indefinite number of no par value shares authorized.

Statements of Operations
Period ended March 31, 2026
The accompanying notes form an integral part of these financial statements.
(In U.S. dollars)
Conservative
Allocation
Core Plus
Income
Large Cap
Equity
Multi Cap
Equity
Partners III
Opportunity
Short
Duration
Income
Ultra Short
Government
Investment Income:
Dividends 1,134,175 2,780,976 5,396,400 4,800,054 3,067,518 1,684,859 271,739
Interest 4,962,110 207,257,308 288,601 431,813 769,870 63,346,162 4,682, 199
Income from securities lending 1,366 106,539 2,322 3,542 2,864 2,733 —
Foreign tax withholding (960) — (3,874) (14,741) — — —
Total investment income 6,096,691 210,144,823 5,683,449 5,220,668 3,840,252 65,033,754 4,953,9 38
Fees and expenses*:
Investment advisory services 1,320,348 14,953,377 5,938,274 4,136,855 3,854,504 5,129,813 364,092
Business administration services
(1)
110,029 1,869,172 395,885 275,790 192,725 641,227 60,682
Administrative services:
(2)
Investor Class 85,101 1,322,072 778,402 387,883 14,984 80,846
Transfer agent services:
Investor Class 26,396 21,678 77,047 49,620 20,147 19,721
Institutional Class 20,666 22,098 25,120 26,104 28,985 25,823 39,574
Registration:
Investor Class 17,786 43,568 27,014 21,313 13,727 14,555
Institutional Class 23,774 180,636 25,270 26,293 30,827 78,630 23,984
Custody and fund accounting 88,920 443,894 136,022 111,666 99,361 201,423 69,398
Auditing and legal 42,355 227,427 68,494 57,481 49,854 101,927 32,170
Trustees 17,165 271,442 60,021 41,545 29,474 94,022 9,355
Printing 14,401 144,420 21,117 16,710 11,681 62,879 5,559
Other 13,878 198,423 53,176 32,368 18,911 69,987 9,213
1,780,819 19,698,207 7,605,842 5,183,628 4,365,180 6,520,853 614,027
Less expenses waived/reimbursed by investment adviser (176,196) (1,948,000) — — — (687,097) (225,899)
Net expenses 1,604,623 17,750,207 7,605,842 5,183,628 4,365,180 5,833,756 388,128
Net investment income (loss) 4,492,068 192,394,616 (1,922,393) 37,040 (524,928) 59,199,998 4,565,81 0
Realized and unrealized gain (loss) on investments:
Net realized gain (loss):
Unaffiliated issuers and foreign currencies 7,986,764 3,078,812 34,887,906 11,397,203 25,810,805 (598,332) 4,04 3
Options written — — — — 769,793 — —
Net realized gain (loss) 7,986,764 3,078,812 34,887,906 11,397,203 26,580,598 (598,332) 4,04 3
Change in net unrealized appreciation (depreciation):
Unaffiliated issuers and foreign currencies (8,490,773) (30,037,949) (91,998,393) (42,185,496) (31,295,948) (2,015,297) (45,048)
Non-controlled affiliates — — — — (9,001,116) — —
Unfunded loan commitments — (281,778) — — — (85,691) —
Options written — — — — (87,389) — —
Change in net unrealized appreciation (depreciation) (8,490,773) (30,319,727) (91,998,393) (42,185,496) (40,384,453) (2,100,988) (45,048)
Net realized and unrealized gain (loss) on investments (504,009) (27,240,915) (57,110,487) (30,788,293) (13,803,855) (2,699,320) (41,00 5 )
Net increase (decrease) in net assets resulting from operations 3,988,059 165,153,701 (59,032,880) (30,751,253) (14,328,783) 56,500,678 4,524,805
*
Additional information related to fees and expenses is included in the notes to the financial statements.
(1)
The Trust has a business administration agreement with the Adviser under which the Trust compensates the Adviser for providing business administration services for all share classes of the funds.
Services encompass supervising all aspects of the management and operations of the Trust, including monitoring Trust's relationships with third-party services providers that may be retained from time to time by the Trust.
(2)
The Trust has administrative services plans under which the Trust compensates the Adviser for administrative services provided to the Investor share class of the Funds. Administrative services are provided by the Adviser or by certain financial intermediaries with respect to non-distribution services to fund stakeholders. These services include, but are not limited to, providing shareholder statements, assisting with shareholder communications and sub-accounting services in connection with omnibus accounts.

STATEMENTS OF CHANGES IN NET ASSETS
The accompanying notes form an integral part of these financial statements.
Conservative Allocation Core Plus Income Large Cap Equity Multi Cap Equity
(In U.S. dollars)
Year ended
March 31, 2026
Year ended
March 31, 2025
Year ended
March 31, 2026
Year ended
March 31, 2025
Year ended
March 31, 2026
Year ended
March 31, 2025
Year ended
March 31, 2026
Year ended
March 31, 2025
Increase (decrease) in net assets:
From operations:
Net investment income (loss) 4,492,068 5,011,883 192,394,616 132,211,001 (1,922,393) (2,752,223) 37,040 (912,652)
Net realized gain (loss) 7,986,764 3,951,264 3,078,812 (1,871,839) 34,887,906 161,238,244 11,397,203 67,703,028
Change in net unrealized appreciation
(depreciation) (8,490,773) (3,208,651) (30,319,727) 15,048,916 (91,998,393) (150,199,637) (42,185,496) (27,019,118)
Net increase (decrease) in net assets
resulting from operations 3,988,059 5,754,496 165,153,701 145,388,078 (59,032,880) 8,286,384 (30,751,253) 39,771,258
Distributions to shareholders
(a)
:
Investor Class (2,064,097) (2,407,029) (22,353,356) (18,028,585) (83,890,318) (55,152,981) (17,484,100) (16,812,524)
Institutional Class (8,585,884) (9,238,457) (166,612,436) (112,805,741) (56,109,693) (37,333,267) (28,199,220) (24,600,027)
Total distributions (10,649,981) (11,645,486) (188,965,792) (130,834,326) (140,000,011) (92,486,248) (45,683,320) (41,412,551)
Fund share transactions
(a)
:
Investor Class (18,190,710) (2,504,221) 2,450,092 171,992,262 (15,522,772) (10,712,395) (11,271,050) (14,764,481)
Institutional Class (42,042,869) 10,113,344 1,055,660,401 1,318,330,150 (18,084,231) 12,470,066 (1,556,977) 7,149,443
Net increase (decrease) from fund share
transactions (60,233,579) 7,609,123 1,058,110,493 1,490,322,412 (33,607,003) 1,757,671 (12,828,027) (7,615,038)
Total increase (decrease) in net assets (66,895,501) 1,718,133 1,034,298,402 1,504,876,164 (232,639,894) (82,442,193) (89,262,600) (9,256,331)
Net assets:
Beginning of period 236,962,995 235,244,862 3,215,468,845 1,710,592,681 856,967,500 939,409,693 565,426,328 574,682,659
End of period 170,067,494 236,962,995 4,249,767,247 3,215,468,845 624,327,606 856,967,500 476,163,728 565,426,328
(a)
The Ultra Short Government Fund has a single share class which has been designated as Institutional Class above.

The accompanying notes form an integral part of these financial statements.
STATEMENTS OF CHANGES IN NET ASSETS
(Continued)
Partners III Opportunity Short Duration Income Ultra Short Government
Year ended
March 31, 2026
Year ended
March 31, 2025
Year ended
March 31, 2026
Year ended
March 31, 2025
Year ended
March 31, 2026
Year ended
March 31, 2025
(524,928) (272,644) 59,199,998 45,391,793 4,565,810 7,356,883
26,580,598 24,819,719 (598,332) 60,290 4,043 (5,040)
(40,384,453) 4,854,318 (2,100,988) 12,332,982 (45,048) (8,178)
(14,328,783) 29,401,393 56,500,678 57,785,065 4,524,805 7,343,665
(355,819) (463,849) (1,283,003) (1,337,385) — —
(18,894,706) (28,332,298) (57,324,653) (43,769,412) (4,566,139) (7,356,263)
(19,250,525) (28,796,147) (58,607,656) (45,106,797) (4,566,139) (7,356,263)
1,359,705 1,015,259 999,457 305,568
(69,989,667) (9,465,837) 359,631,100 281,266,870 (24,971,837) (41,189,264)
(68,629,962) (8,450,578) 360,630,557 281,572,438 (24,971,837) (41,189,264)
(102,209,270) (7,845,332) 358,523,579 294,250,706 (25,013,171) (41,201,862)
415,951,605 423,796,937 1,151,278,170 857,027,464 141,744,909 182,946,771
313,742,335 415,951,605 1,509,801,749 1,151,278,170 116,731,738 141,744,909

FINANCIAL HIGHLIGHTS
The following financial information provides selected data, in U.S. dollars, for a share outstanding throughout the periods indicated.
The accompanying notes form an integral part of these financial statements.
Income (loss) from Investment Operations Distributions
Years ended March 31,
unless otherwise noted
Net asset value,
beginning of period
Net investment
income (loss)
(a)
Net gain (loss)
on securities
(realized
and unrealized)
Total from
investment
operations
Dividends
from net
investment
income
Distributions
from
realized gains
Total
distributions
Conservative Allocation - Investor Class
2026 16.80 0.32 (0.15) 0.17 (0.35) (0.47) (0.82)
2025 17.23 0.34 0.07 0.41 (0.35) (0.49) (0.84)
2024 15.69 0.29 1.59 1.88 (0.27) (0.07) (0.34)
2023 16.68 0.17 (0.86) (0.69) (0.15) (0.15) (0.30)
2022 16.30 0.05 0.78 0.83 (0.04) (0.41) (0.45)
Conservative Allocation - Institutional Class
2026 16.84 0.35 (0.15) 0.20 (0.37) (0.47) (0.84)
2025 17.27 0.37 0.06 0.43 (0.37) (0.49) (0.86)
2024 15.71 0.31 1.60 1.91 (0.28) (0.07) (0.35)
2023 16.70 0.20 (0.88) (0.68) (0.16) (0.15) (0.31)
2022 16.31 0.08 0.77 0.85 (0.05) (0.41) (0.46)
Core Plus Income - Investor Class
2026 9.68 0.48 (0.06) 0.42 (0.47) — (0.47)
2025 9.63 0.49 0.05 0.54 (0.49) — (0.49)
2024 9.76 0.49 (0.13) 0.36 (0.49) — (0.49)
2023 10.45 0.3 7 (0.70) (0.33) (0.35) (0.01) (0.36)
2022 10.86 0.23 (0.40) (0.17) (0.21) (0.03) (0.24)
Core Plus Income - Institutional Class
2026 9.68 0.50 (0.05) 0.45 (0.49) — (0.49)
2025 9.63 0.51 0.05 0.56 (0.51) — (0.51)
2024 9.76 0.51 (0.14) 0.37 (0.50) — (0.50)
2023 10.45 0.37 (0.69) (0.32) (0.36) (0.01) (0.37)
2022 10.87 0.24 (0.41) (0.17) (0.22) (0.03) (0.25)
Large Cap Equity - Investor Class
2026 50.56 (0.15) (3.25) (3.40) — (9.38) (9.38)
2025 55.57 (0.20) 0.99 0.79 — (5.80) (5.80)
2024 44.48 (0.14) 14.00 13.86 — (2.77) (2.77)
2023 56.83 (0.18) (6.23) (6.41) — (5.94) (5.94)
2022 54.30 (0.32) 5.18 4.86 — (2.33) (2.33)
Large Cap Equity - Institutional Class
2026 52.24 (0.07) (3.40) (3.47) — (9.38) (9.38)
2025 57.14 (0.11) 1.02 0.91 — (5.80) (5.80)
2024 45.61 (0.07) 14.37 14.30 — (2.77) (2.77)
2023 58.02 (0.11) (6.36) (6.47) — (5.94) (5.94)
2022 55.31 (0.23) 5.27 5.04 — (2.33) (2.33)
Multi Cap Equity - Investor Class
2026 32.51 (0.04) (1.76) (1.80) —
#
(2.75) (2.75)
2025 32.66 (0.09) 2.44 2.35 — (2.50) (2.50)
2024 26.44 (0.12) 6.88 6.76 — (0.54) (0.54)
2023 32.18 (0.16) (3.68) (3.84) — (1.90) (1.90)
2022 33.01 (0.27) 1.81 1.54 — (2.37) (2.37)
Multi Cap Equity - Institutional Class
2026 33.62 0.03 (1.84) (1.81) (0.07) (2.75) (2.82)
2025 33.63 (0.03) 2.52 2.49 — (2.50) (2.50)
2024 27.16 (0.07) 7.08 7.01 — (0.54) (0.54)
2023 32.94 (0.11) (3.77) (3.88) — (1.90) (1.90)
2022 33.67 (0.21) 1.85 1.64 — (2.37) (2.37)
#
Amount less than $0.01.
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

The accompanying notes form an integral part of these financial statements.
FINANCIAL HIGHLIGHTS
(Continued)
The following financial information provides selected data, in U.S. dollars, for a share outstanding throughout the periods indicated.
Ratios/Supplemental Data
Ratio of expenses
to average net assets
Net asset value,
end of period Total return (%)
Net assets, end of
period ($000)
Prior to fee
waivers (%)
Net of fee
waivers (%)
Ratio of net
investment income
(loss) to average
net assets (%)
Portfolio
turnover
rate (%)
(b)
16.15 0.93 29,870 1.03 0.85 1.92 18
16.80 2.32 49,221 1.00 0.85 1.99 25
17.23 12.09 52,884 1.00 0.85 1.76 27
15.69 (4.12) 53,269 0.99 0.85 1.12 20
16.68 4.98 64,732 1.01 0.85 0.31 26
16.20 1.10 140,197 0.76 0.70 2.07 18
16.84 2.42 187,742 0.76 0.70 2.14 25
17.27 12.32 182,360 0.79 0.70 1.91 27
15.71 (4.01) 152,221 0.79 0.70 1.29 20
16.70 5.15 145,835 0.82 0.70 0.46 26
9.63 4.46 445,143 0.79 0.65 4.96 16
9.68 5.75 444,553 0.78 0.62 5.11 11
9.63 3.88 271,029 0.77 0.54 5.16 12
9.76 (3.06) 124,729 0.82 0.50 3.72 24
10.45 (1.67) 54,279 0.89 0.50 2.07 46
9.64 4.77 3,804,625 0.49 0.45 5.17 16
9.68 5.93 2,770,915 0.52 0.45 5.28 11
9.63 3.97 1,439,564 0.57 0.44 5.28 12
9.76 (2.98) 473,847 0.59 0.40 3.76 24
10.45 (1.67) 293,326 0.62 0.40 2.16 46
37.78 (8.94) 367,383 1.03 1.03 (0.31) 10
50.56 0.55 502,017 1.03 1.03 (0.37) 31
55.57 31.74 562,750 1.01 1.01 (0.28) 20
44.48 (11.01) 499,565 1.04 1.04 (0.37) 9
56.83 8.63 633,358 1.04 1.04 (0.53) 15
39.39 (8.78) 256,944 0.86 0.86 (0.14) 10
52.24 0.72 354,950 0.86 0.86 (0.20) 31
57.14 31.94 376,660 0.87 0.87 (0.14) 20
45.61 (10.88) 274,095 0.89 0.89 (0.23) 9
58.02 8.80 315,413 0.90 0.89 (0.37) 15
27.96 (6.22) 181,786 1.06 1.06 (0.12) 11
32.51 6.86 222,333 1.06 1.06 (0.28) 16
32.66 25.84 238,197 1.05 1.05 (0.43) 10
26.44 (11.97) 228,650 1.07 1.07 (0.56) 6
32.18 4.13 214,991 1.09 1.09 (0.78) 8
28.99 (6.07) 294,378 0.86 0.86 0.08 11
33.62 7.12 343,093 0.87 0.87 (0.08) 16
33.63 26.04 336,486 0.87 0.87 (0.24) 10
27.16 (11.81) 293,201 0.89 0.89 (0.38) 6
32.94 4.35 279,181 0.91 0.89 (0.59) 8

FINANCIAL HIGHLIGHTS
(Continued)
The following financial information provides selected data, in U.S. dollars, for a share outstanding throughout the periods indicated.
The accompanying notes form an integral part of these financial statements.
Income (loss) from Investment Operations Distributions
Years ended March 31,
unless otherwise noted
Net asset value,
beginning of period
Net investment
income (loss)
(a)
Net gain (loss)
on securities
(realized
and unrealized)
Total from
investment
operations
Dividends
from net
investment
income
Distributions
from
realized gains
Total
distributions
Partners III Opportunity - Investor Class
2026 11.84 (0.10) (0.47) (0.57) — (0.67) (0.67)
2025 11.98 (0.10) 0.89 0.79 — (0.93) (0.93)
2024 10.55 (0.06) 2.32 2.26 — (0.83) (0.83)
2023 13.74 (0.11) (2.14) (2.25) — (0.94) (0.94)
2022 15.67 (0.20) 0.11 (0.09) — (1.84) (1.84)
Partners III Opportunity - Institutional Class
2026 13.20 (0.02) (0.53) (0.55) (0.06) (0.67) (0.73)
2025 13.18 (0.01) 0.96 0.95 —
#
(0.93) (0.93)
2024 11.46 0.02 2.54 2.56 (0.01) (0.83) (0.84)
2023 14.74 (0.04) (2.30) (2.34) — (0.94) (0.94)
2022 16.60 (0.13) 0.11 (0.02) — (1.84) (1.84)
Short Duration Income - Investor Class
2026 12.00 0.53 (0.01) 0.52 (0.53) — (0.53)
2025 11.84 0.54 0.16 0.70 (0.54) — (0.54)
2024 11.73 0.50 0.12 0.62 (0.51) — (0.51)
2023 11.98 0.32 (0.22) 0.10 (0.34) (0.01) (0.35)
2022 12.37 0.19 (0.37) (0.18) (0.19) (0.02) (0.21)
Short Duration Income - Institutional Class
2026 12.03 0.56 (0.02) 0.54 (0.55) — (0.55)
2025 11.87 0.56 0.16 0.72 (0.56) — (0.56)
2024 11.76 0.52 0.11 0.63 (0.52) — (0.52)
2023 12.00 0.33 (0.22) 0.11 (0.34) (0.01) (0.35)
2022 12.39 0.20 (0.37) (0.17) (0.20) (0.02) (0.22)
Ultra Short Government
2026 9.99 0.38 (0.02) 0.36 (0.37) — (0.37)
2025 9.99 0.47 —
#
0.47 (0.47) — (0.47)
2024 9.99 0.49 (0.01) 0.48 (0.48) — (0.48)
2023 9.99 0.25 (0.01) 0.24 (0.24) — (0.24)
2022 10.00 0.01 (0.01) —
#
(0.01) — (0.01)
#
Amount less than $0.01.
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

The accompanying notes form an integral part of these financial statements.
FINANCIAL HIGHLIGHTS
(Continued)
The following financial information provides selected data, in U.S. dollars, for a share outstanding throughout the periods indicated.
Ratios/Supplemental Data
Ratio of expenses
to average net assets
Net asset value,
end of period Total return (%)
Net assets, end of
period ($000)
Prior to fee
waivers (%)
Net of fee
waivers (%)
Ratio of net
investment income
(loss) to average
net assets (%)
Portfolio
turnover
rate (%)
(b)
10.60 (5.29) 7,235 1.84 1.84 (0.87) 18
11.84 6.27 6,623 1.93 1.93 (0.81) 25
11.98 22.29 5,710 1.90 1.90 (0.57) 19
10.55 (16.31) 6,732 1.75 1.75 (0.92) 33
13.74 (1.02) 14,147 1.86 1.86 (1.25) 26
11.92 (4.60) 306,507 1.12 1.12 (0.12) 18
13.20 6.95 409,329 1.18 1.18 (0.05) 25
13.18 23.19 418,087 1.19 1.19 0.13 19
11.46 (15.80) 406,046 1.19 1.19 (0.30) 33
14.74 (0.53) 559,234 1.43 1.43 (0.81) 26
11.99 4.39 30,777 0.88 0.65 4.42 41
12.00 6.02 29,800 0.87 0.62 4.54 39
11.84 5.40 29,104 0.93 0.55 4.25 37
11.73 0.83 41,089 0.86 0.55 2.69 43
11.98 (1.46) 60,017 0.90 0.55 1.55 51
12.02 4.60 1,479,025 0.50 0.45 4.62 41
12.03 6.19 1,121,478 0.54 0.45 4.70 39
11.87 5.46 827,923 0.60 0.46 4.39 37
11.76 0.98 729,895 0.60 0.48 2.82 43
12.00 (1.41) 722,024 0.62 0.48 1.65 51
9.98 3.71 116,732 0.51 0.32 3.76 111
9.99 4.78 141,745 0.51 0.32 4.70 3
9.99 4.94 182,947 0.53 0.29 4.87 55
9.99 2.41 86,665 0.63 0.18 2.47 206
9.99 0.01 62,574 0.68 0.09 0.08 84

NOTES TO FINANCIAL STATEMENTS
March 31, 2026
(1) Organization
The Weitz Funds (the “Trust”) is registered under the
Investment Company Act of 1940 (the “’40 Act”) as an open-end management investment company issuing shares in series, each series representing a distinct portfolio with its own investment objectives and policies. At March 31, 2026, the Trust had seven series in operation: Conservative Allocation Fund, Core Plus
Income Fund, Large Cap Equity Fund, Multi Cap Equity Fund,
Partners III Opportunity Fund, Short Duration Income Fund, and
Ultra Short Government Fund (individually, a “Fund”, collectively, the “Funds”).
Currently, the Conservative Allocation, Core Plus Income,
Large Cap Equity, Multi Cap Equity, Partners III Opportunity and
Short Duration Income Funds each offer two classes of shares:
Institutional Class and Investor Class shares. Each class of shares has identical rights and privileges, except with respect to certain class specific expenses such as business administration and
administrative servicing fees, voting rights on matters affecting a single class of shares and exchange privileges. The Ultra Short
Government Fund offers one class of shares.
The investment objective of the Large Cap Equity, Multi Cap
Equity and Partners III Opportunity Funds (the “Weitz Equity
Funds”) is capital appreciation.
The investment objectives of the Conservative Allocation Fund are long-term capital appreciation, capital preservation and current income.
The investment objectives of the Core Plus Income Fund are
current income and capital preservation.
The investment objective of the Short Duration Income Fund is current income consistent with the preservation of capital.
The investment objective of the Ultra Short Government Fund is current income consistent with the preservation of capital and maintenance of liquidity.
Investment strategies and risk factors of each Fund are discussed in the Funds’ Prospectus.
(2) Signiﬁcant Accounting Policies
The Funds are investment companies and apply the accounting
and reporting guidance of the Financial Accounting Standards
Board (“FASB”) Accounting Standards Codification Topic 946
Financial Services – Investment Companies. The following
accounting policies are in accordance with accounting principles generally accepted in the United States.
(a) Valuation of Investments
Investments are carried at fair value determined using the
following valuation methods:
Securities traded on a national or regional securities
exchange are valued at the last sales price; if there were no sales on that day, securities are valued at the mean between the latest available and representative bid and ask prices;
securities listed on the Nasdaq exchange are valued using
the Nasdaq Official Closing Price (“NOCP”). Generally, the
NOCP will be the last sales price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid
or ask price.
Short sales traded on a national or regional securities
exchange are valued at the last sales price; if there were no sales on that day, short sales are valued at the mean between the latest available and representative bid and ask prices.
Securities not listed on an exchange are valued at the mean
between the latest available and representative bid and ask
prices, if available.
The value of certain debt securities for which market
quotations are not readily available may be based upon
current market prices of securities that are comparable in
coupon, rating and maturity or an appropriate matrix utilizing similar factors.
The value of a traded option is the last sales price at which such option is traded or, in the absence of a sale on or about the close of the exchange, the mean of the closing bid and
ask prices.
Money market funds are valued at the quoted net asset value.
The value of securities for which market quotations are
not readily available or are deemed unreliable, including
restricted and not readily marketable securities, is determined in good faith in accordance with procedures approved by
the Trust’s Board of Trustees. Such valuation procedures and methods for valuing securities may include, but are not limited to: multiple of earnings, multiple of book value, discount
from value of a similar freely-traded security, purchase price, private transaction in the security or related securities, the nature and duration of restrictions on disposition of the
security and a combination of these and other factors.
The Board of Trustees has adopted a Valuation Policy with regard to the Trust's valuation of portfolio investments. The Valuation
Policy notes that the Board of Trustees has (i) designated
Weitz Investment Management, Inc. (the "Adviser") as the
valuation designee to perform fair valuation determinations
for the Funds for all Fund investments and (ii) established a
Valuation Committee (composed of Independent Trustees) to
oversee the Adviser's activities as valuation designee. The
Adviser has contracted with Citi Fund Services Ohio, Inc. to perform portfolio accounting services for the Funds, which
services include valuation services for portfolio securities. The
Adviser has established a Pricing Committee (composed of
certain employees) to assist the Adviser, as valuation designee, with pricing and valuation matters. The Adviser has adopted
Procedures for Valuation of Portfolio Securities to govern the
Adviser and the Pricing Committee in carrying out their valuation responsibilities for the Funds.
(b) Option Transactions
The Funds, except for the Ultra Short Government Fund, may
purchase put or call options. When a Fund purchases an option, an amount equal to the premium paid is recorded as an asset
and is subsequently marked-to-market daily. Premiums paid for purchasing options that expire unexercised are recognized on the expiration date as realized losses. If an option is exercised, the premium paid is subtracted from the proceeds of the sale or added to the cost of the purchase to determine whether a Fund has realized a gain or loss on the related investment transaction.
When a Fund enters into a closing transaction, a Fund realizes a gain or loss depending upon whether the amount from the
closing transaction is greater or less than the premium paid.
The Funds, except for the Ultra Short Government Fund, may
write put or call options. When a Fund writes an option, an
amount equal to the premium received is recorded as a liability and is subsequently marked-to-market daily. Premiums received for writing options that expire unexercised are recognized on the expiration date as realized gains. If an option is exercised, the premium received is subtracted from the cost of the purchase or added to the proceeds of the sale to determine whether a Fund has realized a gain or loss on the related investment transaction.
When a Fund enters into a closing transaction, a Fund realizes a gain or loss depending upon whether the amount from the
closing transaction is greater or less than the premium received.

NOTES TO FINANCIAL STATEMENTS
(Continued)
March 31, 2026
The Funds attempt to limit market risk and enhance their income by writing (selling) covered call options. The risk in writing a covered call option is that a Fund gives up the opportunity of profit if the market price of the financial instrument underlying the option increases. A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a put option is that a
Fund is obligated to purchase the financial instrument underlying the option at prices which may be significantly different than the current market price.
(c) Cash and Cash Equivalents
The Funds consider short-term interest-bearing investments held at financial institutions with initial maturities of three months or less to be cash equivalents. At times, such deposits may be in excess of federally insured amounts.
(d) Securities Sold Short
The Funds, except for the Ultra Short Government Fund, may
engage in selling securities short, which obligates a Fund to replace a security borrowed by purchasing the same security at the current market value. A Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund realizes a gain if the price of the security declines between those dates.
(e) When-Issued and Delayed Delivery Transactions
The Funds may purchase securities on a when-issued basis.
Securities may be purchased on a when-issued or delayed
delivery basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Funds assume the risk that the value of the security at delivery may be more or less than the purchase price. The Funds will not pay for such securities or start earning interest on them until they are received.
Securities purchased on a when-issued basis are recorded as
an asset and are subject to changes in the value based upon
changes in the general level of interest rates. The Funds may sell when-issued securities before they are delivered, which may result in a capital gain or loss. All or a portion of any when-issued securities may be unfunded. The Funds reflect the funded portion of a when-issued security in the Schedule of Investments. The
Funds are obligated to cover all commitments, therefore, the
Funds must have resources sufficient to meet their contractual obligations. The difference between the unfunded commitments and their market value is included in "Unrealized appreciation/
depreciation on unfunded loan commitments" on the Statements of Assets and Liabilities.
(f) Securities Lending
For the purpose of generating income, the Funds, other than Ultra
Short Government Fund, may lend portfolio securities, provided
(1) the loan is secured continuously by collateral consisting of cash and/or U.S. Government securities maintained on a daily mark-to-market basis in an amount ranging from 100% to 105%
of the current market value of the securities loaned, (2) a Fund may at any time call the loan and obtain the return of securities loaned, (3) a Fund will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the lending Fund. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds.
Cash collateral received in connection with securities lending is invested by Citibank, NA (the “Securities Lending Agent”) on behalf of the Funds in demand deposit accounts and money
market funds. Such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent. The Funds pay the
Securities Lending Agent a portion of the investment income (net of rebates) on cash collateral delivered. Such fees are netted against “Income from securities lending” on the Statements of
Operations. The Funds had no securities on loan as of March 31,
2026.
(g) Federal Income Taxes
It is the policy of each Fund to comply with all sections of the
Internal Revenue Code applicable to regulated investment
companies and to distribute all of its taxable income to
shareholders; therefore, no provision for income or excise taxes is required.
Net investment income and net realized gains may differ
for financial statement and tax purposes. The character of
distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of
dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Funds.
The Funds have reviewed their tax positions taken on federal income tax returns, for each of the three open tax years and have determined that no provisions for income taxes are required in the Funds’ financial statements.
The following permanent differences between net asset
components for financial reporting and tax purposes were
reclassified at the end of the fiscal year (in U.S. dollars):
The differences are primarily due to net operating losses. These reclassifications have no impact on the net asset value of the
Funds.
(h) Securities Transactions
Securities transactions are accounted for on the date the
securities are purchased or sold (trade date). Realized gains or losses are determined by specifically identifying the security sold.
Income dividends less foreign tax withholding (if any), dividends on short positions and distributions to shareholders are recorded on the ex-dividend date. Interest, including amortization of discount or premium, is accrued as earned.
(i) Dividend Policy
The Funds declare and distribute income dividends and capital gains distributions as may be required to qualify as a regulated investment company under the Internal Revenue Code.
The Conservative Allocation Fund pays dividends on a semi-
annual basis. The Core Plus Income, Short Duration Income and
Ultra Short Government Funds declares dividends daily and pay dividends monthly. All dividends and distributions are reinvested automatically, unless the shareholder elects otherwise.
Large Cap
Equity
Multi Cap
Equity
Partners III
Opportunity
Paid-in capital (2,012,681) (20,680) (632,887)
Total distributable earnings 2,012,681 20,680 632,887

NOTES TO FINANCIAL STATEMENTS
(Continued)
March 31, 2026
(j) Other
Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Trust are prorated to each Fund on the basis of relative net assets or another
appropriate basis. Income, realized and unrealized gains and losses and expenses (other than class specific expenses) are allocated to each class of shares based on its relative net
assets, except that each class separately bears expenses
related specifically to that class, such as business administration, administrative servicing fees, transfer agent fees and registration fees.
(k) Use of Estimates
The preparation of financial statements in conformity with
accounting principles generally accepted in the United States requires management to make estimates and assumptions
that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.
(l) In-Kind Redemptions
The Funds may meet redemption requests through an in-kind
distribution of portfolio securities and cash. For financial reporting purposes, in-kind transactions are treated as a sale of securities.
The resulting gains and losses are recognized based on the
market value of the securities on the date of the redemption. For the year ended March 31, 2026, there was no in-kind redemption activity. The net realized gain (loss) from in-kind transactions, if any, can be found on the Statements of Operations. For tax purposes, no gains or losses were recognized.
(3) Fund Share Transactions
Year ended March 31, 2026 Year ended March 31, 2025
Shares $ Amount Shares $ Amount
Conservative Allocation - Investor Class
Sales 398,073 6,707,7 59 604,815 10,465,036
Redemptions (1,599,069) (26,912,883) (878,444) (15,268,577)
Reinvestment of distributions 121,199 2,014,414 134,443 2,299,320
Net increase (decrease) (1,079,797) (18,190,710) (139,186) (2,504,221)
Conservative Allocation - Institutional Class
Sales 585,225 9,893,79 5 1,427,194 24,743,395
Redemptions (3,590,820) (60,511,667) (1,379,264) (23,832,798)
Reinvestment of distributions 514,438 8,575,003 536,853 9,202,747
Net increase (decrease) (2,491,157) (42,042,869) 584,783 10,113,344
Core Plus Income - Investor Class
Sales 20,241,572 196,124,93 2 27,652,020 267,409,964
Redemptions (22,253,892) (216,010,744) (11,739,697) (113,424,618)
Reinvestment of distributions 2,301,911 22,335,904 1,86 6 , 927 18,006,916
Net increase (decrease) 289,591 2,450,09 2 17,7 79 , 250 171,992,262
Core Plus Income - Institutional Class
Sales 169,940,137 1,648,463,47 1 181,505,69 9 1,749,790,032
Redemptions (77,808,600) (753,714,459) (55,985,112) (539,544,910)
Reinvestment of distributions 16,570,850 160,911,389 11,1 99 , 321 108,085,028
Net increase (decrease) 108,702,387 1,055,660,40 1 136, 719 , 908 1,318,330,150
Large Cap Equity - Investor Class
Sales 78,780 3,709,505 101,227 5,587,464
Redemptions (2,160,076) (99,744,336) (1,253,956) (68,945,188)
Reinvestment of distributions 1,876,738 80,512,059 954,238 52,645,329
Net increase (decrease) (204,558) (15,522,772) (198,491) (10,712,395)
Large Cap Equity - Institutional Class
Sales 241,235 11,579,736 554,645 31,541,015
Redemptions (1,629,749) (79,620,669) (953,797) (53,384,621)
Reinvestment of distributions 1,117,600 49,956,702 602,311 34,313,672
Net increase (decrease) (270,914) (18,084,231) 203,159 12,470,066
Multi Cap Equity - Investor Class
Sales 79,358 2,508,337 89,407 2,930,265
Redemptions (952,614) (30,161,374) (1,009,715) (33,475,765)
Reinvestment of distributions 537,996 16,381,987 465,792 15,781,019
Net increase (decrease) (335,260) (11,271,050) (454,516) (14,764,481)
Multi Cap Equity - Institutional Class
Sales 328,193 10,982,630 226,486 7,632,725
Redemptions (1,001,996) (32,185,297) (541,328) (18,516,966)
Reinvestment of distributions 622,487 19,645,690 515,101 18,033,684
Net increase (decrease) (51,316) (1,556,977) 200,259 7,149,443

NOTES TO FINANCIAL STATEMENTS
(Continued)
March 31, 2026
(4) Related Party Transactions
Each Fund has retained Weitz Investment Management, Inc. as its investment adviser. In addition, the Trust has an agreement with
Weitz Securities, Inc. (the “Distributor”), a company affiliated with the Adviser, to act as distributor for shares of the Trust. Certain officers of the Trust are also officers and directors of the Adviser and the Distributor.
Under the terms of management and investment advisory
agreements, the Adviser is paid a monthly fee based on average daily net assets. The annual investment advisory fee schedule for each of the Funds is as follows:
Business administration services
: The Trust has a business
administration agreement with the Adviser under which the Trust compensates the Adviser for providing business administration services for all share classes of the Funds. The Adviser shall be entitled to receive 0.05% of the average daily net assets of each Fund, computed daily and payable monthly, reflected
as “Business administration services” on the Statements of
Operations. Services encompass supervising all aspects of the management and operations of the Trust, including monitoring the Trust’s relationships with third-party service providers that may be retained from time to time by the Trust.
Administrative services
: The Trust has administrative services
plans under which the Trust compensates the Adviser for
administrative services provided to Investor Class shareholders of the Funds. The Adviser, out of its own resources, will
bear costs and expenses incurred in connection with the
shareholder administrative services provided to Institutional Class shareholders of the Funds. Administrative services are provided by the Adviser or by certain financial intermediaries with respect to non-distribution services to fund shareholders. These services include, but are not limited to, providing shareholder statements, assisting with shareholder communications and sub-accounting services in connection with omnibus accounts.
Under the terms of a services agreement between the Adviser
and Citi Fund Services Ohio, Inc. (“CFSO”), CFSO provides certain accounting and administrative services to the Funds. These
services include, among other things, arranging for the payment of direct operating expenses of the Funds from the accounts of the Funds. Expenses incurred by the Funds for these services are included in "Custody and fund accounting" on the Statements of Operations.
Year ended March 31, 2026 Year ended March 31, 2025
Shares $ Amount Shares $ Amount
Partners III Opportunity - Investor Class
Sales 206,73 2 2,345,860 135,055 1,637,637
Redemptions (114,325) (1,340,380) (89,318) (1,083,703)
Reinvestment of distributions 30,802 354,225 37,354 461,325
Net increase (decrease) 123,2 09 1,359,705 83,091 1,015,259
Partners III Opportunity - Institutional Class
Sales 302,400 3,919,992 789,353 10,437,766
Redemptions (6,871,073) (90,387,105) (3,274,748) (44,050,383)
Reinvestment of distributions 1,276,332 16,477,446 1,756,129 24,146,780
Net increase (decrease) (5,292,341) (69,989,667) (729,266) (9,465,837)
Short Duration Income - Investor Class
Sales 688,902 8,295,497 764,403 9,111,727
Redemptions (704,602) (8,481,249) (845,87 2 ) (10,080,364)
Reinvestment of distributions 98,460 1,185,209 106,812 1,274,20 5
Net increase (decrease) 82,760 999,457 25,34 3 305,56 8
Short Duration Income - Institutional Class
Sales 53,141,988 641,175,96 3 41,562,484 497,283,645
Redemptions (28,035,208) (338,115,977) (21,679,95 6 ) (259,036,862)
Reinvestment of distributions 4,689,222 56,571,114 3,596,305 43,020,087
Net increase (decrease) 29,796,002 359,631, 100 23,478,83 3 281,266,870
Ultra Short Government
Sales 8,751,686 87,396,219 4,535,169 45,314,487
Redemptions (11,685,915) (116,725,572) (9,352,660) (93,467,585)
Reinvestment of distributions 436,308 4,357,516 696,857 6,963,834
Net increase (decrease) (2,497,921) (24,971,837) (4,120,634) (41,189,264)
Greater Than ($) Less Than or Equal To ($) Rate (%)
Conservative Allocation 0 0.60
Core Plus Income 0 0.40
Large Cap Equity 0
5,000,000,000
5,000,000,000 0.75
0.70
Multi Cap Equity 0
5,000,000,000
5,000,000,000 0.75
0.70
Partners III Opportunity 0
1,000,000,000
2,000,000,000
3,000,000,000
5,000,000,000
1,000,000,000
2,000,000,000
3,000,000,000
5,000,000,000
1.00
0.95
0.90
0.85
0.80
Short Duration Income 0 0.40
Ultra Short Government 0 0.30

NOTES TO FINANCIAL STATEMENTS
(Continued)
March 31, 2026
Through July 31, 2026, the Adviser has agreed in writing to reimburse or to pay directly a portion of the Funds’ (excluding Partners III
Opportunity Fund) expenses to limit the net annual operating expense ratio (excluding taxes, interest, brokerage costs, acquired fund fees and expenses and extraordinary expenses). The amount listed under “Due to Adviser” in the Statements of Assets and Liabilities is
net of any expenses waived/reimbursed by the Adviser. The current expense caps and dollar amount of expenses reimbursed during the year ended March 31, 2026, are as follows:
As of March 31, 2026, the controlling shareholder of the Adviser held shares totaling approximately 1%, 5%, 3% and 5% of the Large Cap
Equity, Multi Cap Equity, Partners III Opportunity and Ultra Short Government Funds, respectively.
(5) Distributions to Shareholders and Distributable Earnings
The tax character of distributions paid by the Funds for the past two tax years are summarized as follows (in U.S. dollars):
As of the tax year ended March 31, 2026, the components of net assets on a tax basis were as follows (in U.S. dollars):
Annual Operating Expense Ratio Cap*
Conservative
Allocation
Core Plus
Income
Large Cap
Equity
Multi Cap
Equity
Short
Duration
Income
Ultra Short
Government†
Annual Operating Expense Cap (%):
Investor Class 0.85 0.65 1.09 1.09 0.65
Institutional Class 0.70 0.45 0.89 0.89 0.45 0.32
Expenses Reimbursed by the Adviser (In U.S. dollars):
Investor Class 76,998 626,496 — — 68,293
Institutional Class 99,198 1,321,504 — — 618,804 225,899
*
The Ultra Short Government Fund has a single class which has been designated as Institutional Class above.
Conservative Allocation Core Plus Income Large Cap Equity Multi Cap Equity
Year Ended March 31, Year Ended March 31, Year Ended March 31, Year Ended March 31,
Distributions paid from: 2026 2025 2026 2025 2026 2025 2026 2025
Ordinary income 4,805,650 4,941,433 188,965,792 130,834,326 — — — —
Long-term capital gains 5,844,331 6,704,053 — — 140,000,011 92,486,248 45,683,320 41,412,551
Total distributions
+
10,649,981 11,645,486 188,965,792 130,834,326 140,000,011 92,486,248 45,683,320 41,412,551
Partners III Opportunity Short Duration Income Ultra Short Government
Year Ended March 31, Year Ended March 31, Year Ended March 31,
Distributions paid from: 2026 2025 2026 2025 2026 2025
Ordinary income — 91,741 58,607,656 45,106,797 4, 566 , 13 9 7,356,263
Long-term capital gains 19,250,525 28,704,406 — — — —
Total distributions
+
19,250,525 28,796,147 58,607,656 45,106,797 4, 566 , 139 7,356,263
+
Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Conservative
Allocation Core Plus Income Large Cap Equity Multi Cap Equity
Cost of investments 132,132,086 4,343,125,363 376,072,505 227,679,855
Gross unrealized appreciation 40,317,828 35,575,280 285,894,478 265,140,408
Gross unrealized depreciation (2,152,598) (79,966,510) (37,130,709) (16,335,715)
Net unrealized appreciation (depreciation)
^
38,165,230 (44 , 391 , 230 ) 248,763,769 248,804,693
Undistributed ordinary income 944,887 5,249,000 — —
Undistributed long-term gains 2,512,813 — 19,920,707 10,646,312
Qualified late year ordinary loss deferral — — (340,093) —
Capital loss carryforwards — (4,148,284) — —
Paid-in capital 128,444,564 4,293,057,761 355,983,223 216,712,723
Net assets 170,067,494 4,249,767,247 624,327,606 476,163,728

NOTES TO FINANCIAL STATEMENTS
(Continued)
March 31, 2026
The Large Cap Equity Fund elected to defer ordinary losses arising after December 31, 2025, and the Short Duration Income Fund elected to defer post-October capital losses incurred after October 31, 2025. These losses are treated for tax purposes as arising on
April 1, 2026.
Capital loss carryforwards represent tax basis capital losses that may be carried over to offset future realized capital gains, if any. To the extent that carryforwards are used, no capital gains distributions will be made. The character and utilization of the carryforwards are as follows (in U.S. Dollars):
(6) Securities Transactions
Purchases and proceeds from maturities or sales of investment securities of the Funds for the year ended March 31, 2026, excluding fund merger transactions, in-kind transactions, short-term securities and U.S. government obligations, are summarized as follows (in U.S.
dollars):
(a) Options Written
The Funds did not have any open derivative positions as of March 31, 2026. None of the derivative positions held throughout the year ended March 31, 2026 were designated as hedging instruments. For the year ended March 31, 2026, Partners III Opportunity Fund had an average month-end derivative notional amount of $3,966,667. Transactions in derivative instruments during the year ended March 31,
2026, are recorded in the following locations in the Statements of Operations (in U.S. dollars):
(7) Illiquid Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the
1933 Act, or an exemption from the registration requirements of the 1933 Act. The Adviser preliminarily identifies illiquid investments based on, among other things, the trading characteristics and market depth of a particular investment. Not all restricted securities are considered illiquid.
Partners III
Opportunity
Short Duration
Income
Ultra Short
Government
Cost of investments 169,339,776 1,519,025,200 116,627,704
Gross unrealized appreciation 151,632,960 5,686,079 2,427
Gross unrealized depreciation (6,983,117) (12,823,059) (50,204)
Net unrealized appreciation (depreciation)
^
144,649,843 (7,136,980) (47,777)
Undistributed ordinary income — 1,842,915 298,393
Undistributed long-term gains 18,466,677 — —
Capital loss carryforwards — (2,903,299) (19,259)
Dividend Payable — — (279,863)
Post October capital loss deferral — (318,830) —
Paid-in capital 150,625,815 1,518,317,943 116,780,2 4 4
Net assets 313,742,335 1,509,801,749 116,731,738
+
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to tax deferral of losses on wash sales and defaulted bonds.
Core Plus
Income
Short Duration
Income
Ultra Short
Government
Short term (no expirations) — 175,749 15,357
Long term (no expirations) 4,148,284 2,727,550 3,902
Capital loss carryforwards utilized 2,942,296 — 3,824
Conservative
Allocation
Core Plus
Income
Large Cap
Equity
Multi Cap
Equity
Partners III
Opportunity
Short Duration
Income
Ultra Short
Government
Purchases 16,880,464 1,042,176,504 74,981,053 56,119,860 62,464,026 682,207,382 472,625
Proceeds 46,293,218 392,402,006 263,687,279 110,031,091 156,019,549 347,034,720 205,271
Fund Type of Derivative Location
Realized Gain
(Loss) Location
Change in
Unrealized Gain
(Loss)
Partners III Opportunity Equity call options written Net realized gain (loss) - options written 769,793 Net unrealized appreciation (depreciation) - options written (87,389)

NOTES TO FINANCIAL STATEMENTS
(Continued)
March 31, 2026
The illiquid restricted securities held as of March 31, 2026, are as follows (in U.S. dollars):
(8) Financial Instruments With Off-Balance Sheet Risk
Option contracts written and securities sold short result in off-balance sheet risk as the Funds’ ultimate obligation to satisfy the terms of the contract or the sale of securities sold short may exceed the amount recognized in the Statements of Assets and Liabilities.
The Funds are required to maintain collateral in a segregated account to provide adequate margin as determined by the broker.
The Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrower’s discretion. Unfunded loan commitments are marked-to-market daily, and any unrealized appreciation
(depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. In connection with these commitments, the Funds earn a commitment fee typically set as a percentage of the commitment amount. The commitment fees are included in
“Interest” on the Statement of Operations. As of March 31, 2026, the Funds had the following unfunded loan commitments (in U.S. dollars):
(9) Contingencies
Each Fund indemnifies the Trust’s officers and trustees for
certain liabilities that might arise from their performance of their duties to each of the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general
indemnifications. The Funds’ maximum exposure under these
arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.
However, based on experience, the Funds expect the risk of loss to be remote.
(10) Margin Borrowing Agreement
The Partners III Opportunity Fund has a margin account with its prime broker, Northern Trust Securities, Inc., under which the
Fund may borrow against the value of its securities, subject to regulatory limitations. Interest accrues at the National Finance
Base Lending Rate (“NFBLR”) plus a minimum of 0.75% to a
maximum of 2.25% depending on the average balance. The
NFBLR was 8.25% at March 31, 2026. Interest is accrued daily and paid monthly. The Partners III Opportunity Fund did not hold a cash balance with the broker at March 31, 2026.
The Partners III Opportunity Fund is exposed to credit risk from its prime broker who effects transactions and extends credit pursuant to a prime brokerage agreement. The Adviser attempts to minimize the credit risk by monitoring credit exposure and the creditworthiness of the prime broker.
(11) Fair Value Measurements
Various inputs are used in determining the value of the Funds’
investments. These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical
securities;
Level 2 – other significant observable inputs (including
quoted prices for similar securities);
Level 3 – significant unobservable inputs (including the Funds’
own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
A description of the valuation techniques applied to the Funds’
major categories of assets and liabilities measured at fair value on a recurring basis follows.
Equity securities and Exchange-traded funds.
Securities traded on
a national securities exchange (or reported on the Nasdaq
national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are
actively traded and valuation adjustments are not applied,
they are categorized in Level 1 of the fair value hierarchy.
Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.
Corporate and Municipal bonds.
The fair values of corporate and
municipal bonds are estimated using various techniques,
which may consider recently executed transactions in
securities of the issuer or comparable issuers, market
price quotations (where observable), bond spreads and
fundamental data relating to the issuer. Although most
corporate and municipal bonds are categorized in Level 2
of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Asset-backed securities.
The fair values of asset-backed
securities (including non-government agency mortgage-
backed securities and interest-only securities) are generally estimated based on models that consider the estimated
cash flows of each tranche of the entity, a benchmark yield
and an estimated tranche specific spread to the benchmark
Fund Security
Acquisition
Date
(a)
Acquisition
Cost
Principal
Amount Value
Percentage
of Net
Assets (%)
Core Plus Income Brightwood Capital Offshore Fund V U Rn LLC 1/24/25 23,000,000 23,000,000 23,496,800 0.6
Core Plus Income Greensledge Capital Markets 6/6/25 10,000,000 10,000,000 9,673,927 0.2
Core Plus Income Guggenheim Investments Private Debt Fund IV Rated Note Feeder LLC 3/19/25 13,867,930 13,867,930 13,867,930 0.3
Short Duration Income Brightwood Capital Offshore Fund V U Rn LLC 1/24/25 7,500,000 7,500,000 7,662,000 0.5
Short Duration Income Greensledge Capital Markets 6/6/25 3,500,000 3,500,000 3,385,874 0.2
Short Duration Income Guggenheim Investments Private Debt fund IV Rated Note Feeder LLC 3/19/25 2,785,698 2,785,698 2,785,698 0.2
(a) Acquisition date represents the initial purchase date of the security.
Fund Borrower
Principal
Value
Commitment
Amount Value
Unrealized
Appreciation/
Depreciation
Core Plus Income Guggenheim Investments Private Debt Fund IV Rated Note Feeder LLC 9,032,070 9,032,070 9,032,070 —
Short Duration Income Guggenheim Investments Private Debt Fund IV Rated Note Feeder LLC 1,814,302 1,814,302 1,814,302 —
Total 10,846,372 10,846,372 —

NOTES TO FINANCIAL STATEMENTS
(Continued)
March 31, 2026
yield based on the unique attributes of the tranche. Certain securities are valued principally using dealer quotations.
To the extent the inputs are observable and timely, the
values are categorized in Level 2 of the fair value hierarchy;
otherwise they are categorized as Level 3.
U.S. Government securities.
U.S. Government securities are
normally valued using a model that incorporates market
observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued principally using dealer quotations. U.S.
Government securities are categorized in Level 1 or Level 2
of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.
U.S. agency securities.
U.S. agency securities are comprised of
two main categories consisting of agency issued debt and
mortgage-backed securities. Agency issued debt securities
are generally valued in a manner similar to U.S. Government
securities. Mortgage-backed securities include collateralized mortgage obligations, to-be-announced (TBA) securities
and mortgage pass-through certificates. Mortgage-backed
securities are generally valued using dealer quotations.
Depending on market activity levels and whether quotations
or other data are used, these securities are typically
categorized in Level 2 of the fair value hierarchy.
Restricted and/or illiquid securities.
Restricted and/or illiquid
securities for which quotations are not readily available
are valued in accordance with procedures approved by
the Trust’s Board of Trustees. Restricted securities issued
by publicly traded companies are generally valued at a
discount to similar publicly traded securities. Restricted or illiquid securities issued by nonpublic entities are valued
by reference to comparable public entities or fundamental
data relating to the issuer or both. Depending on the
relative significance of valuation inputs, these instruments are classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments.
Listed derivatives, such as the Funds’
equity option contracts and warrants, that are valued based
on closing prices from the exchange or the mean of the
closing bid and ask prices are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on the market activity levels.
The following is a summary of inputs used, in U.S. dollars, as of
March 31, 2026, in valuing the Funds’ assets and liabilities carried at fair value. The Schedule of Investments for each Fund provides a detailed breakdown of each category. For the year ended
March 31, 2026, there were no significant transfers into or out of
Level 3.
A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with the additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period.
Conservative Allocation
Level 1 Level 2 Level 3 Total
Assets:
Investments in Securities:
Common Stocks 74,629,855 — — 74,629,855
Corporate Bonds — 491,736 — 491,736
Asset-Backed Securities — 7,793,965 — 7,793,965
Commercial Mortgage-Backed
Securities — 1,279,556 — 1,279,556
Mortgage-Backed Securities — 17,687,248 — 17,687,248
U.S. Treasuries — 64,662,776 — 64,662,776
Cash Equivalents 3,752,180 — — 3,752,180
Total Investments in Securities 78,382,035 91,915,281 — 170,297,316
Core Plus Income
Level 1 Level 2 Level 3 Total
Assets:
Investments in Securities:
Corporate Bonds — 769,909,660 — 769,909,660
Asset-Backed Securities — 633,594,412 13,867,930 647,462,342
Commercial Mortgage-Backed
Securities — 278,560,424 — 278,560,424
Mortgage-Backed Securities — 1,231,770,529 — 1,231,770,529
Municipal Bonds — 487,070 — 487,070
Term Loan — 83,561,944 — 83,561,944
U.S. Treasuries — 1,242,341,201 — 1,242,341,201
Cash Equivalents 44,640,963 — — 44,640,963
Total Investments in Securities 44,640,963 4,240,225,240 13,867,930 4,298,734,133
Large Cap Equity
Level 1 Level 2 Level 3 Total
Assets:
Investments in Securities:
Common Stocks 598,345,318 — — 598,345,318
Cash Equivalents 19,500,119 6,990,837 — 26,490,956
Total Investments in Securities 617,845,437 6,990,837 — 624,836,274
Multi Cap Equity
Level 1 Level 2 Level 3 Total
Assets:
Investments in Securities:
Common Stocks 459,512,300 1,500,000 — 461,012,300
Cash Equivalents 10,478,793 4,993,455 — 15,472,248
Total Investments in Securities 469,991,093 6,493,455 — 476,484,548
Partners III Opportunity
Level 1 Level 2 Level 3 Total
Assets:
Investments in Securities:
Common Stocks 291,449,300 — — 291,449,300
Cash Equivalents 9,609,112 12,931,207 — 22,540,319
Total Investments in Securities 301,058,412 12,931,207 — 313,989,619

NOTES TO FINANCIAL STATEMENTS
(Continued)
March 31, 2026
(12) Segment Reporting
An operating segment is defined in Topic 280 as a component
of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating
results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about
resources to be allocated to the segment and assess its
performance, and has discrete financial information available.
The CODM is the President of the Funds. The Funds operate as a single operating segment. The Funds’ income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM
responsible for oversight functions of the Funds, using the
information presented in the financial statements and financial highlights.
(13) Recent Accounting Pronouncements
The Funds have adopted FASB ASU 2023-09, Income Taxes
(Topic 740) - Improvements to Income Tax Disclosures during the period. The amendments enhance income tax disclosures by
requiring greater disclosure of income taxes paid by jurisdiction if the quantitative threshold is met. The Funds did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
(14) Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were
issued and has determined that there were no subsequent
events requiring recognition or disclosure in the financial
statements, except as noted below.
Effective April 1, 2026, under the terms of separate services agreements, Ultimus Fund Solutions, LLC (“Ultimus”) will provide certain accounting and administrative services to the Funds, replacing CFSO, and Brown Brothers Harriman & Co. (“BBH”) will replace Citibank, N.A. as the Funds’ custodian.
Short Duration Income
Level 1 Level 2 Level 3 Total
Assets:
Investments in Securities:
Corporate Bonds — 137,152,707 — 137,152,707
Asset-Backed Securities — 349,473,045 2,785,698 352,258,743
Commercial Mortgage-Backed
Securities — 168,980,394 — 168,980,394
Mortgage-Backed Securities — 559,611,797 4,253,850 563,865,647
U.S. Treasuries — 226,147,801 — 226,147,801
Cash Equivalents 63,482,928 — — 63,482,928
Total Investments in Securities 63,482,928 1,441,365,744 7,039,548 1,511,888,220
Ultra Short Government
Level 1 Level 2 Level 3 Total
Assets:
Investments in Securities:
Asset-Backed Securities — 364,663 — 364,663
U.S. Treasuries — 65,953,387 — 65,953,387
Cash Equivalents 13,560,567 36,701,310 — 50,261,877
Total Investments in Securities 13,560,567 103,019,360 — 116,579,927

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of The Weitz Funds:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of The Weitz Funds (the "Trust") comprising the Conservative
Allocation Fund, Core Plus Income Fund, Large Cap Equity Fund, Multi Cap Equity Fund, Partners III Opportunity Fund, Short Duration
Income Fund, and Ultra Short Government Fund (the “Funds”), including the schedules of investments, as of March 31, 2026, the related statements of operations for the year then ended, statements of changes in net assets and financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the
Funds as of March 31, 2026, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United
States of America.
The financial highlights for each of the three years in the period ended March 31, 2024, were audited by other auditors whose report dated May 22, 2024, expressed an unqualified opinion on such financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March
31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Chicago, Illinois
May 22, 2026
We have served as the auditor of one or more of The Weitz Funds investment companies since 2025.

OTHER INFORMATION
Tax Information
Of the distributions paid during the fiscal year, the amounts that may be considered qualified dividend income and for corporate shareholders, the amounts that may qualify for the corporate dividends received deduction, are summarized as follows (in U.S.
dollars):
The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ended December 31, 2025, which was reported in conjunction with your 2025 Form 1099-DIV.
Conservative
Allocation
Multi Cap
Equity
Partners III
Opportunity
Qualified dividend income 986,655 3,838,294 2,126,416
Corporate dividends received deduction 706,467 3,395,949 1,977,341

Board of Trustees
Lorraine Chang
Steven M. Hill
Alison L. Maloy
Elizabeth L. Sylvester
Dana E. Washington
Andrew (Drew) S. Weitz
Wallace R. Weitz
Justin B. Wender
Officers
Andrew S. Weitz, President
Shar M. Bennett, Vice President & Assistant
Treasurer
James J. Boyne, Vice President & Treasurer
Thomas D. Carney, Vice President
John R. Detisch, Vice President, Secretary &
Chief Compliance Officer
Bradley P. Hinton, Vice President
Wallace R. Weitz, Vice President
Investment Adviser
Weitz Investment Management, Inc.
Blackstone Plaza
3555 Farnam Street, Suite 800
Omaha, NE 68131
888-859-0698
Custodian
Citibank, N.A.
Distributor
Weitz Securities, Inc.
Transfer Agent and Dividend Paying Agent
Ultimus Fund Solutions, LLC
Investors should consider carefully the investment objectives, risks, and charges and expenses of a fund before investing. This and other important information is contained in the prospectus and summary prospectus, which may be obtained at weitzinvestments.com or from a ﬁnancial advisor. Please read the prospectus carefully before investing.
05/22/2026

AR 03.31.26

(b)           The Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and disagreements with accountants, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors/Trustees, Officers, and others, if any, is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)           The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

                Not applicable.

Item 19. Exhibits.

(a)(1)      The Code of Ethics is attached hereto.

(a)(2)      Not applicable.

(a)(3)      The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(b)           The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Weitz Funds

By (Signature and Title)                    /s/ Andrew S. Weitz
                                                Andrew S. Weitz, Principal Executive Officer

Date    5/22/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)                    /s/ Andrew S. Weitz
                                                Andrew S. Weitz, Principal Executive Officer

Date   5/22/2026

By (Signature and Title)                    /s/ James J. Boyne
                                                James J. Boyne, Principal Financial Officer

Date   5/22/2026